UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Millennial Consumer ETF

Ticker: MILN

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$120,814,578	82	$300,858	10.29%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
95.8%
Singapore
4.1%
Repurchase Agreement
0.8%
Short-Term Investment
0.8%

Value	Value
Short-Term Investment	0.8%
Repurchase Agreement	0.8%
Singapore	4.1%
United States	95.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	3.7%
Netflix	3.4%
Intuit	3.4%
Walt Disney	3.4%
Booking Holdings	3.2%
Uber Technologies	3.2%
Spotify Technology	3.1%
Meta Platforms, Cl A	3.1%
DoorDash, Cl A	3.1%
PayPal Holdings	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/miln

GX-SA-MILN-2025

Global X Funds

Global X Aging Population ETF

Ticker: AGNG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,793,561	82	$146,302	8.97%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
63.2%
Japan
7.1%
Switzerland
5.4%
Denmark
5.0%
China
4.8%
United Kingdom
4.1%
Belgium
3.4%
South Korea
2.2%
Germany
1.3%
Australia
0.9%
Canada
0.7%
Italy
0.4%
Other Countries
1.1%

Value	Value
Other Countries	1.1%
Italy	0.4%
Canada	0.7%
Australia	0.9%
Germany	1.3%
South Korea	2.2%
Belgium	3.4%
United Kingdom	4.1%
China	4.8%
Denmark	5.0%
Switzerland	5.4%
Japan	7.1%
United States	63.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Chugai Pharmaceutical	3.2%
Edwards Lifesciences	3.2%
Boston Scientific	3.2%
Stryker	3.1%
Welltower	3.1%
UCB	3.1%
AstraZeneca PLC ADR	3.1%
Roche Holding	3.0%
Novo Nordisk, Cl B	3.0%
AbbVie	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/agng

GX-SA-AGNG-2025

Global X Funds

Global X FinTech ETF

Ticker: FINX

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$32	0.68%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$281,145,559	69	$1,009,694	6.75%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 76.7%
Netherlands 6.1%
Repurchase Agreements 5.7%
New Zealand 4.1%
United Kingdom 3.5%
Italy 1.7%
Australia 1.6%
Brazil 1.3%
Switzerland 1.3%
China 1.0%
South Korea 0.8%
Canada 0.4%
Other Countries 1.4%

Value	Value
Other Countries	1.4%
Canada	0.4%
South Korea	0.8%
China	1.0%
Switzerland	1.3%
Brazil	1.3%
Australia	1.6%
Italy	1.7%
United Kingdom	3.5%
New Zealand	4.1%
Repurchase Agreements	5.7%
Netherlands	6.1%
United States	76.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Intuit	7.2%
Coinbase Global, Cl A	6.6%
Fidelity National Information Services	6.5%
Adyen	6.1%
PayPal Holdings	5.9%
Toast, Cl A	4.7%
Block, Cl A	4.5%
Fiserv	4.3%
SS&C Technologies Holdings	4.1%
Xero	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/finx/

GX-SA-FINX-2025

Global X Funds

Global X Internet of Things ETF

Ticker: SNSR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$34	0.68%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$216,683,045	56	$755,161	12.11%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 73.7%
Taiwan 10.1%
Singapore 5.8%
Switzerland 2.9%
Netherlands 1.8%
Austria 1.3%
France 1.2%
Japan 1.2%
Norway 1.2%
United Kingdom 0.3%
Canada 0.3%
Repurchase Agreement 0.0%

Value	Value
Repurchase Agreement	0.0%
Canada	0.3%
United Kingdom	0.3%
Norway	1.2%
Japan	1.2%
France	1.2%
Austria	1.3%
Netherlands	1.8%
Switzerland	2.9%
Singapore	5.8%
Taiwan	10.1%
United States	73.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dexcom	6.5%
Samsara, Cl A	6.2%
STMicroelectronics	5.8%
Garmin	5.5%
Skyworks Solutions	5.5%
Advantech	4.9%
Badger Meter	3.6%
ADT	3.4%
Lattice Semiconductor	3.1%
eMemory Technology	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/snsr/

GX-SA-SNSR-2025

Global X Funds

Global X Robotics & Artificial Intelligence ETF

Ticker: BOTZ

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$33	0.68%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,549,021,830	59	$8,718,933	9.47%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
46.2%
Japan
30.3%
Switzerland
9.3%
China
5.5%
Repurchase Agreements
4.9%
South Korea
2.9%
Finland
2.1%
Canada
1.2%
United Kingdom
1.1%
Norway
0.8%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
Norway	0.8%
United Kingdom	1.1%
Canada	1.2%
Finland	2.1%
South Korea	2.9%
Repurchase Agreements	4.9%
China	5.5%
Switzerland	9.3%
Japan	30.3%
United States	46.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	9.8%
ABB	8.2%
Intuitive Surgical	8.2%
Keyence	8.2%
FANUC	7.4%
SMC	4.6%
Dynatrace	4.6%
Daifuku	4.4%
Pegasystems	3.6%
Yaskawa Electric	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/botz/

GX-SA-BOTZ-2025

Global X Funds

Global X U.S. Infrastructure Development ETF

Ticker: PAVE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$22	0.47%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,178,707,381	103	$19,467,867	9.48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrials
73.7%
Materials
20.0%
Utilities
3.3%
Information Technology
2.2%
Consumer Discretionary
0.6%
Repurchase Agreement
0.1%
Short-Term Investment
0.1%
Future
0.0%

Value	Value
Future	0.0%
Short-Term Investment	0.1%
Repurchase Agreement	0.1%
Consumer Discretionary	0.6%
Information Technology	2.2%
Utilities	3.3%
Materials	20.0%
Industrials	73.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.2%
Fastenal	3.5%
Trane Technologies PLC	3.4%
Deere	3.4%
Parker-Hannifin	3.1%
Quanta Services	3.1%
Norfolk Southern	3.1%
Sempra	3.0%
CSX	3.0%
Emerson Electric	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pave

GX-SA-PAVE-2025

Global X Funds

Global X Autonomous & Electric Vehicles ETF

Ticker: DRIV

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$33	0.68%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$294,458,491	82	$1,159,801	22.39%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 45.2%
Japan 15.9%
China 11.3%
Repurchase Agreements 10.5%
South Korea 6.9%
Germany 3.3%
Canada 3.0%
Australia 2.9%
France 2.4%
Taiwan 2.3%
Netherlands 1.6%
Singapore 1.3%
Other Countries 3.3%

Value	Value
Other Countries	3.3%
Singapore	1.3%
Netherlands	1.6%
Taiwan	2.3%
France	2.4%
Australia	2.9%
Canada	3.0%
Germany	3.3%
South Korea	6.9%
Repurchase Agreements	10.5%
China	11.3%
Japan	15.9%
United States	45.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	3.5%
NVIDIA	3.3%
Toyota Motor	3.1%
Alphabet, Cl A	2.9%
QUALCOMM	2.8%
Honeywell International	2.8%
Tesla	2.8%
Nexteer Automotive Group	2.1%
Intel	2.1%
XPeng ADR, Cl A	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/driv

GX-SA-DRIV-2025

Global X Funds

Global X Artificial Intelligence & Technology ETF

Ticker: AIQ

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$35	0.68%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,209,293,808	93	$9,794,368	13.21%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
68.7%
China
8.8%
South Korea
4.6%
Taiwan
3.5%
Germany
3.0%
Canada
2.9%
Ireland
2.6%
Japan
2.5%
Netherlands
1.1%
Repurchase Agreements
0.9%
Israel
0.5%
Brazil
0.5%
Other Countries
1.2%

Value	Value
Other Countries	1.2%
Brazil	0.5%
Israel	0.5%
Repurchase Agreements	0.9%
Netherlands	1.1%
Japan	2.5%
Ireland	2.6%
Canada	2.9%
Germany	3.0%
Taiwan	3.5%
South Korea	4.6%
China	8.8%
United States	68.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	4.0%
Netflix	3.7%
Palantir Technologies, Cl A	3.5%
Alibaba Group Holding ADR	3.3%
Samsung Electronics	3.3%
Microsoft	3.1%
Meta Platforms, Cl A	3.1%
Cisco Systems	3.1%
Broadcom	3.1%
International Business Machines	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aiq/

GX-SA-AIQ-2025

Global X Funds

Global X Genomics & Biotechnology ETF

Ticker: GNOM

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$21	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$41,016,761	54	$148,184	21.30%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
86.0%
Repurchase Agreements
5.1%
Germany
4.2%
Switzerland
4.0%
China
2.5%
United Kingdom
2.2%
Netherlands
1.0%

Value	Value
Netherlands	1.0%
United Kingdom	2.2%
China	2.5%
Switzerland	4.0%
Germany	4.2%
Repurchase Agreements	5.1%
United States	86.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alnylam Pharmaceuticals	5.4%
Illumina	4.6%
QIAGEN	4.5%
Natera	4.5%
Avidity Biosciences	4.3%
Moderna	4.3%
Bio-Techne	4.1%
CRISPR Therapeutics	4.0%
BioMarin Pharmaceutical	4.0%
Ultragenyx Pharmaceutical	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gnom/

GX-SA-GNOM-2025

Global X Funds

Global X Cloud Computing ETF

Ticker: CLOU

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$33	0.68%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$337,062,113	39	$1,176,824	5.54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 88.2%
Canada 4.2%
Israel 3.3%
Sweden 2.0%
China 1.9%
Japan 0.3%
Repurchase Agreement 0.1%
Short-Term Investment 0.1%

Value	Value
Short-Term Investment	0.1%
Repurchase Agreement	0.1%
Japan	0.3%
China	1.9%
Sweden	2.0%
Israel	3.3%
Canada	4.2%
United States	88.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Snowflake, Cl A	4.7%
Box, Cl A	4.6%
Zscaler	4.6%
Twilio, Cl A	4.6%
Paycom Software	4.3%
Shopify, Cl A	4.2%
Qualys	4.1%
Procore Technologies	4.0%
Digital Realty Trust	4.0%
ServiceNow	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clou/

GX-SA-CLOU-2025

Global X Funds

Global X Cybersecurity ETF

Ticker: BUG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,082,160,213	31	$2,234,687	23.28%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
76.6%
Israel
9.0%
Japan
7.8%
Canada
5.0%
South Korea
1.5%
Repurchase Agreements
1.1%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	1.1%
South Korea	1.5%
Canada	5.0%
Japan	7.8%
Israel	9.0%
United States	76.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Zscaler	6.8%
Crowdstrike Holdings, Cl A	6.1%
Check Point Software Technologies	6.0%
Palo Alto Networks	5.8%
Rubrik, Cl A	5.7%
Fortinet	5.5%
Okta, Cl A	5.2%
BlackBerry	5.0%
Varonis Systems, Cl B	4.7%
Gen Digital	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bug/

GX-SA-BUG-2025

Global X Funds

Global X Dorsey Wright Thematic ETF

Ticker: GXDW

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Dorsey Wright Thematic ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxdw/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dorsey Wright Thematic ETF	$24	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,774,387	10	$30,467	106.05%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
99.9%
Repurchase Agreements
10.4%

Value	Value
Repurchase Agreements	10.4%
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Artificial Intelligence & Technology ETFFootnote Reference**	20.4%
Global X US Infrastructure Development ETFFootnote Reference**	20.2%
Global X Millennial Consumer ETFFootnote Reference**	20.1%
Global X E-commerce ETFFootnote Reference**	20.1%
Global X Cybersecurity ETFFootnote Reference**	19.2%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxdw/

GX-SA-GXDW-2025

Global X Funds

Global X Video Games & Esports ETF

Ticker: HERO

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$28	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$146,710,664	51	$270,176	11.14%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Japan 36.1%
United States 23.3%
China 12.5%
South Korea 11.8%
Repurchase Agreements 8.9%
Sweden 6.1%
Poland 4.1%
Taiwan 4.0%
France 1.3%
Hong Kong 0.4%

Value	Value
Hong Kong	0.4%
France	1.3%
Taiwan	4.0%
Poland	4.1%
Sweden	6.1%
Repurchase Agreements	8.9%
South Korea	11.8%
China	12.5%
United States	23.3%
Japan	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Konami Group	7.6%
Nintendo	6.9%
ROBLOX, Cl A	6.5%
NetEase ADR	6.0%
Take-Two Interactive Software	6.0%
Square Enix Holdings	5.9%
Capcom	5.2%
Electronic Arts	5.0%
Nexon	4.8%
Unity Software	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hero/

GX-SA-HERO-2025

Global X Funds

Global X HealthTech ETF

Ticker: HEAL

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X HealthTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/heal/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X HealthTech ETF	$31	0.63%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$38,362,162	42	$117,732	55.22%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
84.2%
Australia
4.6%
Netherlands
3.5%
Denmark
3.2%
China
2.7%
Repurchase Agreement
2.5%
Short-Term Investment
2.4%
Sweden
0.7%
Canada
0.6%
Japan
0.2%

Value	Value
Japan	0.2%
Canada	0.6%
Sweden	0.7%
Short-Term Investment	2.4%
Repurchase Agreement	2.5%
China	2.7%
Denmark	3.2%
Netherlands	3.5%
Australia	4.6%
United States	84.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hims & Hers Health	5.4%
Insulet	4.9%
Veeva Systems, Cl A	4.6%
Pro Medicus	4.6%
TransMedics Group	4.4%
Dexcom	4.1%
Intuitive Surgical	4.1%
ResMed	4.0%
GE HealthCare Technologies	3.9%
Masimo	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/heal/

GX-SA-HEAL-2025

Global X Funds

Global X CleanTech ETF

Ticker: CTEC

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X CleanTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X CleanTech ETF	$24	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,021,188	41	$66,792	23.15%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 38.1%
China 14.6%
Repurchase Agreements 14.4%
South Korea 10.1%
Germany 6.6%
Taiwan 6.2%
Denmark 6.1%
Sweden 5.6%
United Kingdom 5.5%
Switzerland 3.4%
U.S. Treasury Obligation 2.5%
Canada 2.0%
Turkey 1.6%

Value	Value
Turkey	1.6%
Canada	2.0%
U.S. Treasury Obligation	2.5%
Switzerland	3.4%
United Kingdom	5.5%
Sweden	5.6%
Denmark	6.1%
Taiwan	6.2%
Germany	6.6%
South Korea	10.1%
Repurchase Agreements	14.4%
China	14.6%
United States	38.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NEXTracker, Cl A	7.3%
First Solar	6.9%
Vestas Wind Systems	6.1%
Samsung SDI	5.9%
Nibe Industrier, Cl B	5.6%
Johnson Matthey PLC	5.5%
Nordex	5.2%
China Everbright Environment Group	5.0%
Simplo Technology	4.3%
Enphase Energy	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ctec/

GX-SA-CTEC-2025

Global X Funds

Global X Data Center & Digital Infrastructure ETF

Ticker: DTCR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$245,311,884	33	$508,440	17.64%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
69.6%
Repurchase Agreements
10.9%
China
7.5%
Singapore
4.7%
Taiwan
4.6%
Hong Kong
4.5%
Australia
3.9%
South Korea
2.7%
Indonesia
1.6%
Switzerland
0.7%

Value	Value
Switzerland	0.7%
Indonesia	1.6%
South Korea	2.7%
Australia	3.9%
Hong Kong	4.5%
Taiwan	4.6%
Singapore	4.7%
China	7.5%
Repurchase Agreements	10.9%
United States	69.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower	13.6%
Equinix	11.3%
Digital Realty Trust	11.2%
Crown Castle	10.0%
SBA Communications, Cl A	5.0%
GDS Holdings ADR	4.8%
Keppel DC REIT	4.7%
China Tower, Cl H	4.5%
NEXTDC	3.9%
Winbond Electronics	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dtcr/

GX-SA-DTCR-2025

Global X Funds

Global X Clean Water ETF

Ticker: AQWA

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,635,050	41	$25,162	6.41%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
72.9%
United Kingdom
10.4%
Brazil
5.4%
China
4.8%
Japan
3.0%
South Korea
1.9%
U.S. Treasury Obligation
1.9%
Singapore
0.8%
Saudi Arabia
0.5%

Value	Value
Saudi Arabia	0.5%
Singapore	0.8%
U.S. Treasury Obligation	1.9%
South Korea	1.9%
Japan	3.0%
China	4.8%
Brazil	5.4%
United Kingdom	10.4%
United States	72.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
American Water Works	8.7%
Pentair PLC	7.8%
Ferguson Enterprises	7.6%
Xylem	7.4%
Core & Main, Cl A	5.5%
United Utilities Group PLC	5.4%
Severn Trent PLC	5.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.9%
Essential Utilities	4.7%
A O Smith	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aqwa

GX-SA-AQWA-2025

Global X Funds

Global X AgTech & Food Innovation ETF

Ticker: KROP

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,833,969	32	$17,851	16.75%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 52.5%
China 14.3%
Canada 12.8%
Japan 12.3%
Germany 3.5%
Repurchase Agreement 2.6%
Australia 2.5%
Argentina 0.9%
Philippines 0.3%
Switzerland 0.3%
Indonesia 0.3%
Saudi Arabia 0.3%
Other Countries 0.1%

Value	Value
Other Countries	0.1%
Saudi Arabia	0.3%
Indonesia	0.3%
Switzerland	0.3%
Philippines	0.3%
Argentina	0.9%
Australia	2.5%
Repurchase Agreement	2.6%
Germany	3.5%
Japan	12.3%
Canada	12.8%
China	14.3%
United States	52.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Corteva	12.6%
Nutrien	12.5%
Kubota	12.3%
Deere	11.6%
Hebei Yangyuan Zhihui Beverage, Cl A	4.7%
Cheng De Lolo, Cl A	4.7%
FMC	4.6%
Yuan Longping High-tech Agriculture, Cl A	4.6%
CNH Industrial	4.2%
AGCO	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krop/

GX-SA-KROP-2025

Global X Funds

Global X Blockchain ETF

Ticker: BKCH

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$20	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$146,810,388	36	$402,927	24.15%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
78.7%
Repurchase Agreements
30.3%
Canada
10.6%
Australia
5.3%
China
3.3%
Germany
1.6%
Jersey
0.4%

Value	Value
Jersey	0.4%
Germany	1.6%
China	3.3%
Australia	5.3%
Canada	10.6%
Repurchase Agreements	30.3%
United States	78.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Coinbase Global, Cl A	12.9%
Riot Platforms	11.4%
MARA Holdings	10.8%
Cleanspark	7.9%
Applied Digital	6.0%
Iris Energy	5.3%
Core Scientific	5.3%
Bitdeer Technologies Group, Cl A	5.0%
Galaxy Digital Holdings	5.0%
TeraWulf	4.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bkch/

GX-SA-BKCH-2025

Global X Funds

Global X Hydrogen ETF

Ticker: HYDR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$21	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,626,612	31	$77,736	23.19%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
34.6%
Repurchase Agreements
26.9%
United Kingdom
15.3%
South Korea
14.5%
Germany
11.0%
Norway
5.5%
Sweden
4.5%
Canada
4.1%
China
2.7%
Japan
2.1%
France
0.3%
Singapore
0.3%

Value	Value
Singapore	0.3%
France	0.3%
Japan	2.1%
China	2.7%
Canada	4.1%
Sweden	4.5%
Norway	5.5%
Germany	11.0%
South Korea	14.5%
United Kingdom	15.3%
Repurchase Agreements	26.9%
United States	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Plug Power	13.8%
Bloom Energy, Cl A	11.1%
SFC Energy	11.0%
Doosan Fuel Cell	8.5%
ITM Power PLC	5.6%
FuelCell Energy	5.6%
PowerCell Sweden	4.5%
Ceres Power Holdings PLC	4.5%
NEL	4.2%
Iljin Hysolus ltd	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hydr/

GX-SA-HYDR-2025

Global X Funds

Global X Solar ETF

Ticker: RAYS

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Solar ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rays. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Solar ETF	$23	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,174,197	52	$13,221	22.32%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

China
64.1%
United States
27.2%
South Korea
2.9%
South Africa
1.4%
Spain
1.0%
Repurchase Agreement
0.9%
Germany
0.8%
Turkey
0.7%
Canada
0.6%
Taiwan
0.4%
Japan
0.3%

Value	Value
Japan	0.3%
Taiwan	0.4%
Canada	0.6%
Turkey	0.7%
Germany	0.8%
Repurchase Agreement	0.9%
Spain	1.0%
South Africa	1.4%
South Korea	2.9%
United States	27.2%
China	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NEXTracker, Cl A	8.2%
LONGi Green Energy Technology, Cl A	8.2%
Sungrow Power Supply, Cl A	8.0%
First Solar	7.6%
Enphase Energy	6.9%
TCL Zhonghuan Renewable Energy Technology, Cl A	4.2%
Zhejiang Chint Electrics, Cl A	4.1%
Ningbo Deye Technology, Cl A	3.7%
JA Solar Technology, Cl A	3.0%
Shenzhen SC New Energy Technology, Cl A	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rays

GX-SA-RAYS-2025

Global X Funds

Global X Wind Energy ETF

Ticker: WNDY

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Wind Energy ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/wndy/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Wind Energy ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,518,469	29	$4,135	30.13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
42.6%
Denmark
26.8%
Canada
15.0%
Germany
4.6%
Spain
4.3%
India
2.0%
United States
1.4%
South Korea
1.4%
Italy
1.3%
Turkey
0.3%

Value	Value
Turkey	0.3%
Italy	1.3%
South Korea	1.4%
United States	1.4%
India	2.0%
Spain	4.3%
Germany	4.6%
Canada	15.0%
Denmark	26.8%
China	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Orsted	13.0%
Vestas Wind Systems	11.2%
China Three Gorges Renewables Group, Cl A	10.9%
Northland Power,	6.9%
Boralex, Cl A	4.8%
Nordex	4.6%
China Longyuan Power Group, Cl H	4.4%
EDP Renovaveis	4.3%
Ming Yang Smart Energy Group, Cl A	4.2%
Jiangsu New Energy Development, Cl A	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/wndy/

GX-SA-WNDY-2025

Global X Funds

Global X PropTech ETF

Ticker: PTEC

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X PropTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ptec/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PropTech ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,784,222	31	$4,330	9.06%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
60.7%
Germany
12.6%
U.S. Treasury Obligation
9.8%
China
7.5%
Australia
6.9%
United Kingdom
5.6%
Sweden
3.3%
Switzerland
2.6%
Japan
0.6%

Value	Value
Japan	0.6%
Switzerland	2.6%
Sweden	3.3%
United Kingdom	5.6%
Australia	6.9%
China	7.5%
U.S. Treasury Obligation	9.8%
Germany	12.6%
United States	60.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.23%, 7/1/2025	9.8%
CoStar Group	8.8%
Guidewire Software	8.6%
Zillow Group, Cl C	7.3%
Airbnb, Cl A	7.2%
KE Holdings ADR	7.2%
Scout24	6.3%
Rightmove PLC	5.6%
ADT	5.2%
Nemetschek	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ptec/

GX-SA-PTEC-2025

Global X Funds

Global X Defense Tech ETF

Ticker: SHLD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$31	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,274,558,006	47	$2,810,672	20.95%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 51.5%
United Kingdom 11.4%
Germany 10.1%
South Korea 7.0%
France 6.4%
Italy 4.8%
Sweden 4.7%
Israel 2.7%
Turkey 0.5%
Australia 0.4%
Repurchase Agreements 0.1%
Japan 0.0%

Value	Value
Japan	0.0%
Repurchase Agreements	0.1%
Australia	0.4%
Turkey	0.5%
Israel	2.7%
Sweden	4.7%
Italy	4.8%
France	6.4%
South Korea	7.0%
Germany	10.1%
United Kingdom	11.4%
United States	51.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Rheinmetall	8.5%
BAE Systems PLC	8.3%
Lockheed Martin	7.8%
Palantir Technologies, Cl A	7.7%
General Dynamics	7.5%
Leonardo	4.8%
Saab, Cl B	4.7%
Thales	4.6%
L3Harris Technologies	4.5%
Northrop Grumman	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/shld/

GX-SA-SHLD-2025

Global X Funds

Global X Infrastructure Development ex-U.S. ETF

Ticker: IPAV

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$29	0.55%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,408,223	99	$6,624	37.98%

What did the Fund invest in?

Country WeightingsFootnote Reference*

India 20.4%
Japan 14.4%
Canada 8.1%
France 6.6%
Italy 6.4%
United States 6.3%
South Korea 5.2%
Spain 4.8%
Sweden 4.4%
Germany 2.8%
Taiwan 2.8%
Luxembourg 2.6%
Other Countries 14.7%

Value	Value
Other Countries	14.7%
Luxembourg	2.6%
Taiwan	2.8%
Germany	2.8%
Sweden	4.4%
Spain	4.8%
South Korea	5.2%
United States	6.3%
Italy	6.4%
France	6.6%
Canada	8.1%
Japan	14.4%
India	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Prysmian	3.2%
Komatsu	3.1%
Cellnex Telecom	3.1%
Tata Steel	3.1%
Larsen & Toubro	3.0%
Nippon Steel	3.0%
Ferrovial	3.0%
Vinci	3.0%
Shin-Etsu Chemical	3.0%
Canadian Pacific Kansas City	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ipav

GX-SA-IPAV-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Millennial Consumer ETF (ticker: MILN)

Global X Aging Population ETF (ticker: AGNG)

Global X FinTech ETF (ticker: FINX)

Global X Internet of Things ETF (ticker: SNSR)

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)

Global X U.S. Infrastructure Development ETF (ticker: PAVE)

Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)

Global X Artificial Intelligence & Technology ETF (ticker: AIQ)

Global X Genomics & Biotechnology ETF (ticker: GNOM)

Global X Cloud Computing ETF (ticker: CLOU)

Global X Cybersecurity ETF (ticker: BUG)

Global X Dorsey Wright Thematic ETF (ticker: GXDW) (formerly, Global X Thematic Growth ETF (ticker: GXTG))

Global X Video Games & Esports ETF (ticker: HERO)

Global X HealthTech ETF (ticker: HEAL) (formerly, Global X Telemedicine & Digital Health ETF (ticker: EDOC))

Global X CleanTech ETF (ticker: CTEC)

Global X Data Center & Digital Infrastructure ETF (ticker: DTCR)

Global X Clean Water ETF (ticker: AQWA)

Global X AgTech & Food Innovation ETF (ticker: KROP)

Global X Blockchain ETF (ticker: BKCH)

Global X Hydrogen ETF (ticker: HYDR)

Global X Solar ETF (ticker: RAYS)

Global X Wind Energy ETF (ticker: WNDY)

Global X PropTech ETF (ticker: PTEC)

Global X Defense Tech ETF (ticker: SHLD)

Global X Infrastructure Development ex-U.S. ETF (ticker: IPAV)

Semi-Annual Financials and Other Information

May 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 4.1%
Communication Services — 4.1%
Grindr *	17,437	$425,811
Sea ADR *	28,045	4,497,577

TOTAL SINGAPORE		4,923,388
UNITED STATES — 95.8%
Communication Services — 19.1%
Alphabet, Cl A	20,460	3,513,800
Angi, Cl A *	24,643	385,663
Cargurus, Cl A *	11,714	367,117
Cars.com *	27,313	279,958
Match Group	18,673	559,070
Meta Platforms, Cl A	5,801	3,756,089
Netflix *	3,402	4,106,996
Snap, Cl A *	107,616	887,832
Spotify Technology *	5,712	3,799,280
TripAdvisor *	27,654	393,793
Vimeo *	63,710	277,776
Walt Disney	36,227	4,095,100
Yelp, Cl A *	8,982	342,843
ZipRecruiter, Cl A *	58,194	347,418
		23,112,735
Consumer Discretionary — 44.0%
Airbnb, Cl A *	28,012	3,613,548
Amazon.com *	17,347	3,556,308
AutoNation *	2,927	538,129
Booking Holdings	710	3,918,440
Capri Holdings *	23,641	428,375
CarMax *	11,476	739,743
Carter’s	8,967	281,295
Carvana, Cl A *	10,032	3,282,069
Chipotle Mexican Grill, Cl A *	64,386	3,224,451
Columbia Sportswear	4,838	308,568
Coursera *	47,828	423,278
Dick’s Sporting Goods	4,200	753,228
DoorDash, Cl A *	17,862	3,726,906
eBay	34,806	2,546,755
Etsy *	7,973	441,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group	9,207	$1,535,267
Graham Holdings, Cl B	335	319,727
Home Depot	8,831	3,252,369
Laureate Education, Cl A *	16,087	361,958
Life Time Group Holdings *	15,628	446,961
Lowe’s	13,985	3,156,834
Lululemon Athletica *	8,629	2,732,545
NIKE, Cl B (A)	55,574	3,367,229
Peloton Interactive, Cl A *	59,018	419,028
Perdoceo Education	11,808	401,944
Planet Fitness, Cl A *	6,268	644,538
Skechers USA, Cl A *	9,694	601,416
Starbucks	37,152	3,118,910
Strategic Education	3,826	349,046
Stride *	3,244	491,109
Sweetgreen, Cl A *	15,166	203,528
Torrid Holdings * (A)	64,295	331,762
Under Armour, Cl A *	59,738	400,842
Urban Outfitters *	6,898	482,170
VF	30,296	377,488
Victoria’s Secret *	17,541	372,045
Wayfair, Cl A *	12,224	504,118
Williams-Sonoma	9,220	1,491,427
		53,144,660
Consumer Staples — 5.5%
Celsius Holdings *	19,228	728,357
Costco Wholesale	3,256	3,386,826
Maplebear *	19,748	901,891
Natural Grocers by Vitamin Cottage	6,819	332,972
Sprouts Farmers Market *	7,320	1,265,335
		6,615,381
Financials — 9.1%
Block, Cl A *	41,784	2,580,162
Fiserv *	15,138	2,464,315
LendingClub *	34,468	345,714
Nelnet, Cl A	2,913	338,433
PayPal Holdings *	51,569	3,624,269

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	15,678	$507,497
SoFi Technologies *	81,831	1,088,352
		10,948,742
Health Care — 0.7%
Hims & Hers Health *	15,932	901,114

Industrials — 4.0%
Avis Budget Group *	4,695	571,804
Lyft, Cl A *	30,487	464,622
Uber Technologies *	45,498	3,829,111
		4,865,537
Information Technology — 6.2%
Apple	17,172	3,448,996
Intuit	5,442	4,100,384
		7,549,380
Real Estate — 7.2%
AvalonBay Communities ‡	10,633	2,198,586
Camden Property Trust ‡	7,966	935,925
Centerspace ‡	5,249	334,624
Equity Residential ‡	28,358	1,989,030
Independence Realty Trust ‡	17,205	319,841
Invitation Homes ‡	45,762	1,542,179
UDR ‡	24,721	1,024,191
Zillow Group, Cl A *	4,939	326,814
		8,671,190
TOTAL UNITED STATES		115,808,739
TOTAL COMMON STOCK (Cost $121,440,826)		120,732,127

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $909,019)	909,019	909,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Millennial Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.8%
RBC Capital Markets 4.250%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $947,397 (collateralized by a U.S. Treasury Obligations, par value $943,986, 4.625%, 06/30/2026, with a total market value of $966,406) (Cost $947,062)	$947,062	$947,062
TOTAL INVESTMENTS — 101.5% (Cost $123,296,907)		$122,588,208

Percentages are based on Net Assets of $120,814,578.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $1,757,372.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $1,856,081. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,732,127	$—	$—	$120,732,127
Short-Term Investment	909,019	—	—	909,019
Repurchase Agreement	—	947,062	—	947,062
Total Investments in Securities	$121,641,146	$947,062	$—	$122,588,208

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 0.9%
Health Care — 0.9%
Cochlear	2,961	$517,358

BELGIUM — 3.4%
Health Care — 3.1%
UCB	9,639	1,749,740

Real Estate — 0.3%
Aedifica ‡	2,306	174,090

TOTAL BELGIUM		1,923,830
CANADA — 0.7%
Health Care — 0.7%
Chartwell Retirement Residences	13,679	185,146
Sienna Senior Living	13,749	186,193

TOTAL CANADA		371,339
CHINA — 4.8%
Health Care — 4.8%
AK Medical Holdings	202,689	153,279
BeiGene ADR *	4,475	1,098,970
Hansoh Pharmaceutical Group	268,443	884,934
Lifetech Scientific *	885,092	182,853
Luye Pharma Group *	651,724	209,441
Microport Scientific *	177,702	167,016

TOTAL CHINA		2,696,493
DENMARK — 5.0%
Consumer Discretionary — 0.3%
GN Store Nord *	11,525	168,698

Health Care — 4.7%
Demant *	9,631	376,695
Genmab *	2,989	627,527
Novo Nordisk, Cl B	24,347	1,680,937
		2,685,159
TOTAL DENMARK		2,853,857

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 0.3%
Health Care — 0.3%
Clariane *	35,925	$154,000

GERMANY — 1.3%
Health Care — 1.3%
Fresenius Medical Care	13,264	753,202

ITALY — 0.4%
Health Care — 0.4%
Amplifon	10,151	233,130

JAPAN — 7.1%
Health Care — 7.1%
Astellas Pharma	81,889	810,973
Chugai Pharmaceutical	34,789	1,828,234
Nipro	17,222	151,399
Terumo	67,081	1,237,067

TOTAL JAPAN		4,027,673
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare *	108,078	135,509

SOUTH KOREA — 2.2%
Health Care — 2.2%
Celltrion	9,573	1,117,093
Dentium	3,161	141,588

TOTAL SOUTH KOREA		1,258,681
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	1,860	179,484

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	32,171	$169,146

SWITZERLAND — 5.4%
Health Care — 5.4%
Sandoz Group	19,940	1,012,837
Sonova Holding	2,701	846,908
Straumann Holding	7,227	928,501
Ypsomed Holding	617	304,914

TOTAL SWITZERLAND		3,093,160
UNITED KINGDOM — 4.1%
Health Care — 4.1%
AstraZeneca PLC ADR	23,895	1,740,273
Smith & Nephew PLC	39,508	572,475

TOTAL UNITED KINGDOM		2,312,748
UNITED STATES — 63.2%
Health Care — 56.2%
AbbVie	8,829	1,643,165
ACADIA Pharmaceuticals *	10,822	233,431
agilon health *	28,465	63,192
Agios Pharmaceuticals *	6,227	199,824
Alcon	18,176	1,564,169
Alphatec Holdings *	16,181	201,130
Amedisys *	1,720	161,800
Amgen	5,513	1,588,736
Blueprint Medicines *	2,861	289,962
Boston Scientific *	17,109	1,800,893
Bristol-Myers Squibb	29,103	1,405,093
Brookdale Senior Living *	29,805	194,031
CG oncology *	9,812	251,383
DaVita *	3,600	490,536
Denali Therapeutics *	13,321	176,370
Dexcom *	17,687	1,517,545
Edwards Lifesciences *	23,121	1,808,525
Eli Lilly	2,135	1,574,925
Embecta	13,269	139,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ensign Group	2,582	$380,225
Exact Sciences *	8,346	469,713
Exelixis *	12,587	541,745
Glaukos *	2,534	238,931
Halozyme Therapeutics *	5,546	310,964
Incyte *	8,710	566,673
Insulet *	3,188	1,036,196
Integer Holdings *	1,503	178,496
Johnson & Johnson	10,298	1,598,353
LivaNova PLC *	4,509	195,014
MannKind *	33,010	136,992
Medtronic PLC	18,867	1,565,584
Merck	19,566	1,503,451
Merit Medical Systems *	2,644	251,259
National HealthCare	1,698	176,830
Neurocrine Biosciences *	4,482	551,376
Novocure *	9,928	189,724
Regeneron Pharmaceuticals	2,776	1,361,017
Roche Holding	4,998	1,703,414
Stryker	4,581	1,752,874
Teleflex	2,003	244,907
Theravance Biopharma *	18,337	167,967
United Therapeutics *	2,023	645,034
Zimmer Biomet Holdings	8,972	826,949
		31,898,121
Real Estate — 7.0%
LTC Properties ‡	4,650	164,563
National Health Investors ‡	2,224	161,262
Omega Healthcare Investors ‡	12,682	469,234
Sabra Health Care REIT ‡	10,633	185,865
Ventas ‡	19,749	1,269,466

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	11,361	$1,752,775
		4,003,165
TOTAL UNITED STATES		35,901,286
TOTAL COMMON STOCK (Cost $56,358,859)		56,580,896
TOTAL INVESTMENTS — 99.6% (Cost $56,358,859)		$56,580,896

Percentages are based on Net Assets of $56,793,561.

*	Non-income producing security.
‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$53,727,039	$2,853,857	$—	$56,580,896
Total Investments in Securities	$53,727,039	$2,853,857	$—	$56,580,896

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.6%
Financials — 1.4%
HUB24	51,530	$2,775,672
Zip *	826,719	1,056,090
		3,831,762
Information Technology — 0.2%
IRESS	117,931	657,247
TOTAL AUSTRALIA		4,489,009
BRAZIL — 1.3%
Financials — 1.3%
Pagseguro Digital, Cl A	132,732	1,182,642
StoneCo, Cl A *	176,725	2,412,296
TOTAL BRAZIL		3,594,938
CANADA — 0.4%
Information Technology — 0.4%
Bitfarms *	281,134	258,896
Hut 8 *	65,379	993,797

TOTAL CANADA		1,252,693
CHINA — 1.0%
Financials — 0.9%
Lufax Holding ADR	550,955	1,614,298
OSL Group * (A)	396,200	618,435
Yeahka * (A)	291,200	348,331
		2,581,064
Information Technology — 0.1%
Linklogis, Cl B (A)	1,245,200	193,730

TOTAL CHINA		2,774,794
GERMANY — 0.3%
Financials — 0.3%
Hypoport *	4,341	965,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.4%
Information Technology — 0.4%
Sapiens International	35,365	$1,014,976

ITALY — 1.7%
Financials — 1.7%
Nexi (A)	783,865	4,712,836

NETHERLANDS — 6.1%
Financials — 6.1%
Adyen *	8,991	17,245,866

NEW ZEALAND — 4.1%
Information Technology — 4.1%
Xero *	97,545	11,568,826

SOUTH KOREA — 0.8%
Financials — 0.8%
Kakaopay *	85,266	2,339,145

SWITZERLAND — 1.3%
Information Technology — 1.3%
Temenos	47,865	3,556,884

TAIWAN — 0.3%
Financials — 0.3%
Line Pay *	44,000	879,457

UNITED KINGDOM — 3.5%
Financials — 3.5%
Wise, Cl A *	654,155	9,694,910

UNITED STATES — 76.7%
Financials — 52.3%
Affirm Holdings, Cl A *	178,322	9,254,912
Block, Cl A *	202,888	12,528,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cantaloupe *	45,997	$384,995
Coinbase Global, Cl A *	75,544	18,630,661
Fidelity National Information Services	229,827	18,296,527
Fiserv *	73,556	11,974,181
Flywire *	77,148	829,341
Galaxy Digital Holdings (A)	79,257	1,436,477
Global Payments	121,167	9,161,437
Jack Henry & Associates	46,541	8,431,833
Lemonade * (A)	46,269	1,550,012
LendingClub *	71,856	720,716
LendingTree *	8,435	295,394
Open Lending, Cl A *	75,096	134,422
Paymentus Holdings, Cl A *	15,490	591,563
Payoneer Global *	228,731	1,557,658
PayPal Holdings *	237,634	16,700,918
Paysafe *	38,467	475,067
Sezzle * (A)	21,444	2,288,289
Shift4 Payments, Cl A * (A)	43,148	4,089,999
SoFi Technologies *	700,136	9,311,809
Toast, Cl A *	315,420	13,304,416
Upstart Holdings * (A)	59,637	2,813,077
Virtu Financial, Cl A	55,086	2,213,906
		146,975,944
Health Care — 2.0%
HealthEquity *	55,340	5,567,758

Industrials — 4.1%
SS&C Technologies Holdings	143,463	11,593,245

Information Technology — 18.3%
ACI Worldwide *	67,055	3,101,964
BILL Holdings *	64,870	2,833,522
Blend Labs, Cl A *	159,517	583,832
Cipher Mining * (A)	229,039	714,602
Core Scientific *	186,964	1,991,167
Guidewire Software *	53,330	11,467,017
I3 Verticals, Cl A *	14,761	364,744
Intuit	26,682	20,104,087

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MARA Holdings * (A)	220,047	$3,107,064
Meridianlink *	47,902	799,484
Mitek Systems * (A)	28,356	266,263
nCino * (A)	73,628	1,936,416
Pagaya Technologies, Cl A * (A)	38,446	632,052
Riot Platforms * (A)	222,633	1,796,648
Vertex, Cl A *	45,564	1,802,967
		51,501,829
TOTAL UNITED STATES		215,638,776
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A	95,576	1,037,955

TOTAL COMMON STOCK (Cost $347,731,213)		280,766,980

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.7%
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $3,733,610 (collateralized by various U.S. Government Obligations, ranging in par value $162 - $256,236, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $3,791,346)	$3,732,251	3,732,251
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,968,846 (collateralized by various U.S. Government Obligations, ranging in par value $376 - $439,965, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $3,015,667)	2,967,768	2,967,768

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Clear Street LLC 4.410%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,089,601 (collateralized by various U.S. Government Obligations, ranging in par value $1,059 - $318,228, 2.000% - 7.000%, 09/17/2029 - 05/01/2055, with a total market value of $1,096,672)	$1,089,201	$1,089,201
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $3,407,462 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $216 - $608,509, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $3,456,987)	3,406,227	3,406,227
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,637,300 (collateralized by various U.S. Treasury Obligations, ranging in par value $152 - $647,232, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $1,663,204)	1,636,707	1,636,707
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $794,045 (collateralized by various U.S. Government Obligations, ranging in par value $529 - $358,979, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $805,130)	793,758	793,758

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,535,907 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $110 - $1,557,617, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $2,571,536)	$2,534,990	$2,534,990
TOTAL REPURCHASE AGREEMENTS (Cost $16,160,902)		16,160,902
TOTAL INVESTMENTS — 105.6% (Cost $363,892,115)		$296,927,882

Percentages are based on Net Assets of $281,145,559.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $15,379,981.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $16,160,902. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $18,978.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$279,887,523	$879,457	$—	$280,766,980
Repurchase Agreements	—	16,160,902	—	16,160,902
Total Investments in Securities	$279,887,523	$17,040,359	$—	$296,927,882

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 1.3%
Information Technology — 1.3%
ams-OSRAM *	105,979	$1,028,121
Kontron	70,182	1,830,918

TOTAL AUSTRIA		2,859,039
CANADA — 0.3%
Information Technology — 0.3%
BlackBerry *	145,735	577,111

FRANCE — 1.2%
Industrials — 1.2%
Legrand	21,325	2,589,184

JAPAN — 1.2%
Information Technology — 1.2%
Nippon Ceramic	33,558	666,067
Renesas Electronics	153,221	1,893,295

TOTAL JAPAN		2,559,362
NETHERLANDS — 1.8%
Information Technology — 1.8%
NXP Semiconductors	20,185	3,857,959

NORWAY — 1.2%
Information Technology — 1.2%
Nordic Semiconductor *	205,567	2,516,987

SINGAPORE — 5.8%
Information Technology — 5.8%
STMicroelectronics	500,129	12,550,634

SWITZERLAND — 2.9%
Industrials — 2.0%
ABB	78,357	4,438,847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.9%
Landis+Gyr Group	30,776	$1,940,474

TOTAL SWITZERLAND		6,379,321
TAIWAN — 10.1%
Information Technology — 10.1%
Advantech	922,683	10,529,642
eMemory Technology	79,732	6,398,567
MediaTek	93,980	3,951,309
Nexcom International	234,200	618,938
Sercomm	158,550	515,829

TOTAL TAIWAN		22,014,285
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications PLC *	264,464	672,626

UNITED STATES — 73.7%
Communication Services — 0.5%
Globalstar *	29,435	543,370
Iridium Communications	21,184	538,074
		1,081,444
Consumer Discretionary — 8.8%
ADT	877,443	7,300,326
Garmin	58,606	11,895,260
		19,195,586
Health Care — 6.5%
Dexcom *	163,530	14,030,874

Industrials — 12.4%
Emerson Electric	37,207	4,441,772
Honeywell International	20,501	4,646,962
Johnson Controls International	53,405	5,413,665
Resideo Technologies *	34,820	720,774
Rockwell Automation	9,215	2,907,793
Schneider Electric	17,902	4,498,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding	159,543	$4,157,690
		26,787,223
Information Technology — 45.5%
Alarm.com Holdings *	52,934	3,038,412
Ambarella *	44,414	2,337,953
Analog Devices	19,428	4,157,203
Arlo Technologies *	108,741	1,557,171
Badger Meter	31,404	7,795,101
Belden	42,961	4,562,458
Cisco Systems	68,280	4,304,371
Digi International *	39,168	1,269,435
GLOBALFOUNDRIES *	45,205	1,618,339
Impinj *	30,408	3,469,249
InterDigital	3,098	673,071
International Business Machines	17,416	4,511,789
Itron *	48,203	5,572,267
Lattice Semiconductor *	147,174	6,614,000
NETGEAR *	30,529	895,416
Powerfleet NJ *	140,233	638,060
PTC *	9,787	1,647,348
Qorvo *	9,023	685,928
QUALCOMM	27,751	4,029,445
Rambus *	114,085	6,100,125
Samsara, Cl A *	287,703	13,389,698
Semtech *	19,886	742,344
Silicon Laboratories *	34,633	4,174,315
Skyworks Solutions	171,667	11,850,173
SmartRent, Cl A *	509,352	430,046
Synaptics *	41,758	2,453,700
		98,517,417
TOTAL UNITED STATES		159,612,544
TOTAL COMMON STOCK (Cost $202,346,630)		216,189,052

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $926 (collateralized by various U.S. Treasury Obligations, ranging in par value $1 - $419, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $939) (Cost $926)	$926	$926
TOTAL INVESTMENTS — 99.8% (Cost $202,347,556)		$216,189,978

Percentages are based on Net Assets of $216,683,045.

*	Non-income producing security.
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $926. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$194,174,767	$22,014,285	$—	$216,189,052
Repurchase Agreement	—	926	—	926
Total Investments in Securities	$194,174,767	$22,015,211	$—	$216,189,978

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.4%
CANADA — 1.2%
Industrials — 1.2%
ATS *	1,065,359	$30,776,435

CHINA — 5.5%
Consumer Discretionary — 2.1%
Hesai Group ADR * (A)	1,066,346	20,111,285
WeRide * (A)	2,809,048	27,809,575
Zhixing Automotive Technology Suzhou * (A)	2,336,717	4,183,804
		52,104,664
Health Care — 0.9%
Shanghai MicroPort MedBot Group * (A)	10,950,900	22,009,193

Industrials — 1.5%
UBTech Robotics * (A)	3,602,477	38,452,516

Information Technology — 1.0%
AInnovation Technology Group, Cl H * (A)	6,050,000	4,212,560
RoboSense Technology * (A)	5,049,800	22,088,508
		26,301,068
TOTAL CHINA		138,867,441
FINLAND — 2.1%
Industrials — 2.1%
Cargotec, Cl B	603,151	32,469,882
Kalmar, Cl B	598,514	21,077,020

TOTAL FINLAND		53,546,902
JAPAN — 30.3%
Industrials — 19.5%
Daifuku	4,188,568	112,279,573
FANUC	7,015,980	188,071,733
Hirata	349,203	4,576,339
Shibaura Machine	271,039	6,301,922
SMC	309,874	116,287,308
Yaskawa Electric (A)	2,940,286	69,526,012
		497,042,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 10.8%
Keyence	496,604	$209,042,080
Omron	2,273,505	59,006,038
PKSHA Technology * (A)	349,000	8,066,218
		276,114,336
TOTAL JAPAN		773,157,223
NORWAY — 0.8%
Industrials — 0.8%
AutoStore Holdings *	37,602,020	19,689,523

SOUTH KOREA — 2.9%
Health Care — 0.1%
Angel Robotics *	160,519	2,681,715

Industrials — 2.6%
Doosan Robotics *	707,060	24,188,760
Rainbow Robotics *	211,790	40,601,910
		64,790,670
Information Technology — 0.2%
Robotis *	140,925	6,108,078

TOTAL SOUTH KOREA		73,580,463
SWITZERLAND — 9.3%
Health Care — 1.1%
Tecan Group	140,502	27,996,077

Industrials — 8.2%
ABB	3,708,732	210,096,023

TOTAL SWITZERLAND		238,092,100
UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Renishaw PLC	796,809	27,615,491

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 46.2%
Consumer Discretionary — 0.3%
iRobot * (A)	311,928	$957,619
Serve Robotics * (A)	522,020	6,107,634
		7,065,253
Energy — 0.4%
Helix Energy Solutions Group *	1,647,946	10,200,786

Financials — 1.9%
Upstart Holdings *	1,027,424	48,463,590

Health Care — 10.2%
Intuitive Surgical *	380,298	210,053,797
Omnicell *	511,094	15,521,925
PROCEPT BioRobotics *	600,566	34,832,828
		260,408,550
Industrials — 6.1%
AeroVironment *	309,245	55,054,887
JBT Marel	569,033	65,330,679
Richtech Robotics * (A)	774,420	1,788,910
Symbotic, Cl A * (A)	1,179,117	33,805,285
		155,979,761
Information Technology — 27.3%
Appian, Cl A *	469,050	14,775,075
C3.ai, Cl A * (A)	1,375,354	36,570,663
Cerence *	466,276	3,968,008
Cognex	1,862,866	55,830,094
Dynatrace *	2,148,805	116,056,958
FARO Technologies *	205,808	8,720,085
NVIDIA	1,852,383	250,312,515
Pegasystems	942,221	92,478,991
PROS Holdings *	518,588	9,121,963
SoundHound AI, Cl A * (A)	3,953,254	39,967,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
UiPath, Cl A *	5,122,596	$68,181,753
		695,983,503
TOTAL UNITED STATES		1,178,101,443
TOTAL COMMON STOCK (Cost $2,671,584,272)		2,533,427,021

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.9%
Bank of America Securities, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $7,197,999 (collateralized by various U.S. Government Obligations, ranging in par value $3,652 - $1,874,391, 0.000% - 7.500%, 03/01/2037 - 05/01/2055, with a total market value of $7,312,843)	$7,195,391	7,195,391
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $29,682,208 (collateralized by various U.S. Government Obligations, ranging in par value $1,288 - $2,037,074, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $30,141,207)	29,671,403	29,671,403
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $18,239,640 (collateralized by various U.S. Government Obligations, ranging in par value $2,308 - $2,703,004, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $18,527,289)	18,233,015	18,233,015

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Clear Street LLC 4.410%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $5,625,188 (collateralized by various U.S. Government Obligations, ranging in par value $5,469 - $1,642,889, 2.000% - 7.000%, 09/17/2029 - 05/01/2055, with a total market value of $5,661,690)	$5,623,122	$5,623,122
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $26,298,390 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,668 - $4,696,402, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $26,680,620)	26,288,860	26,288,860
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $12,636,490 (collateralized by various U.S. Government Obligations, ranging in par value $1,176 - $4,995,258, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $15,705,953)	12,631,911	12,631,911
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,579,159 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,719 - $1,166,010, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $2,615,165)	2,578,227	2,578,227
Nomura Securities International, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,227,071 (collateralized by various U.S. Government Obligations, ranging in par value $2,863 - $5,070,652, 1.500% - 7.500%, 03/01/2028 - 07/01/2060, with a total market value of $4,296,505)	4,225,543	4,225,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $19,571,831 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $850 - $12,021,507, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $19,846,810)	$19,564,755	$19,564,755
TOTAL REPURCHASE AGREEMENTS (Cost $126,012,227)		126,012,227
TOTAL INVESTMENTS — 104.3% (Cost $2,797,596,499)		$2,659,439,248

Percentages are based on Net Assets of $2,549,021,830.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $136,309,201.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $126,012,227. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $14,610,393.

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
NASDAQ 100 Index E-MINI	35	Jun-2025	$13,767,638	$14,963,725	$1,196,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,533,427,021	$—	$—	$2,533,427,021
Repurchase Agreements	—	126,012,227	—	126,012,227
Total Investments in Securities	$2,533,427,021	$126,012,227	$—	$2,659,439,248

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$—	$1,196,088	$—	$1,196,088
Total Other Financial Instruments	$—	$1,196,088	$—	$1,196,088

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.6%
TopBuild *	178,637	$50,534,621
Industrials — 73.7%
Acuity Brands	187,778	48,801,624
Advanced Drainage Systems	469,555	51,632,268
AECOM	802,954	88,204,497
Amentum Holdings *	45,774	945,685
Arcosa	295,726	25,512,282
Argan	148,388	31,205,996
Astec Industries	737,668	28,982,976
ATI *	864,026	68,811,031
Atkore	299,477	19,495,953
Builders FirstSource *	696,577	75,007,411
Carlisle	274,355	104,304,284
Centuri Holdings * (A)	1,196,179	24,976,218
Columbus McKinnon	701,203	10,209,516
Construction Partners, Cl A *	314,042	32,877,057
Crane	346,635	59,413,239
CSW Industrials	101,831	31,138,901
CSX	7,687,827	242,858,455
Custom Truck One Source *	4,832,225	20,778,567
Deere	545,297	276,062,059
DNOW *	1,878,499	27,087,956
DXP Enterprises *	241,868	19,997,646
Dycom Industries *	176,825	40,655,604
Eaton PLC	700,270	224,226,454
EMCOR Group	278,400	131,365,824
Emerson Electric	1,973,408	235,585,447
Exponent	307,783	23,496,154
Fastenal	6,860,182	283,599,924
Fortive	2,098,926	147,323,616
Gibraltar Industries *	421,419	24,686,725
Gorman-Rupp	680,331	24,832,081
Graco	1,022,090	86,530,139
Granite Construction	279,378	24,990,362
Greenbrier	368,926	16,627,495
H&E Equipment Services	292,148	27,648,887
Herc Holdings	172,346	21,370,904
Howmet Aerospace	2,026,331	344,253,374
Hubbell, Cl B	324,943	126,591,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IDEX	458,343	$82,918,832
Insteel Industries	894,502	31,325,460
Jacobs Solutions	750,638	94,805,579
Lincoln Electric Holdings	341,361	66,084,076
MasTec *	479,711	74,801,336
MRC Global *	1,721,820	21,367,786
Mueller Industries	688,747	53,632,729
Mueller Water Products, Cl A	1,092,948	26,810,014
MYR Group *	167,644	26,294,961
Norfolk Southern	1,010,411	249,692,766
Northwest Pipe *	519,995	20,092,607
Parker-Hannifin	380,708	253,056,608
Pentair PLC	1,000,161	99,195,968
Powell Industries	89,468	15,172,878
Preformed Line Products	197,718	28,202,496
Primoris Services	325,218	23,451,470
Quanta Services	729,684	249,960,551
RBC Bearings *	190,215	69,593,962
Regal Rexnord	400,593	53,455,130
Rockwell Automation	684,032	215,846,298
SPX Technologies *	280,409	42,647,405
Sterling Infrastructure *	186,179	35,003,514
Terex	530,711	23,887,302
Tetra Tech	1,622,999	56,707,585
Titan Machinery *	1,642,004	30,672,635
Trane Technologies PLC	646,680	278,247,004
Trinity Industries	659,801	16,983,278
Tutor Perini *	973,113	35,888,407
Union Pacific	1,043,531	231,309,081
United Rentals	328,310	232,568,238
Valmont Industries	121,263	38,566,485
Wabash National	1,649,069	14,297,428
WESCO International	296,756	49,822,365
Woodward	359,610	77,794,431
Zurn Elkay Water Solutions	1,028,258	37,212,657
		6,029,457,227
Information Technology — 2.2%
Badger Meter	178,151	44,220,641
Calix *	655,628	30,316,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	1,487,031	$105,980,699
		180,517,579
Materials — 20.0%
Alcoa	1,564,882	41,891,891
Carpenter Technology	301,573	70,869,655
Century Aluminum *	1,310,085	20,293,217
Cleveland-Cliffs *	2,994,991	17,460,797
Commercial Metals	688,646	32,084,017
CRH PLC	2,575,129	234,748,760
Eagle Materials	203,084	41,065,616
Knife River *	342,574	32,236,213
Louisiana-Pacific	425,556	38,329,829
Martin Marietta Materials	369,860	202,516,843
Materion	253,644	19,639,655
Metallus *	1,751,240	22,118,161
Minerals Technologies	341,774	19,405,928
Nucor	1,420,914	155,391,155
Reliance	327,628	95,936,031
RPM International	778,170	88,586,873
Ryerson Holding	1,262,787	26,215,458
Steel Dynamics	921,451	113,402,975
United States Lime & Minerals	218,613	22,469,044
United States Steel	1,363,354	73,375,712
Vulcan Materials	799,160	211,833,341
Westlake	779,051	55,335,993
		1,635,207,164
Utilities — 3.3%
MDU Resources Group	1,434,404	24,657,405
Sempra	3,125,843	245,660,001
		270,317,406
TOTAL COMMON STOCK (Cost $7,048,384,842)		8,166,033,997

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $5,046,225)	5,046,225	5,046,225

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
RBC Capital Markets 4.250%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $5,259,273 (collateralized by a U.S. Treasury Obligations, par value $5,240,340, 4.625%, 06/30/2026, with a total market value of $5,364,798) (Cost $5,257,411)	$5,257,411	$5,257,411
TOTAL INVESTMENTS — 100.0% (Cost $7,058,688,478)		$8,176,337,633

Percentages are based on Net Assets of $8,178,707,381.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $10,124,232.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $10,303,636. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	19	Jun-2025	$1,958,262	$1,964,885	$6,623

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,166,033,997	$—	$—	$8,166,033,997
Short-Term Investment	5,046,225	—	—	5,046,225
Repurchase Agreement	—	5,257,411	—	5,257,411
Total Investments in Securities	$8,171,080,222	$5,257,411	$—	$8,176,337,633

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$—	$6,623	$—	$6,623
Total Other Financial Instruments	$—	$6,623	$—	$6,623

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 97.9%
AUSTRALIA — 2.9%
Materials — 2.9%
IGO	1,080,993	$2,699,213
Liontown Resources * (A)	9,854,125	3,836,683
Pilbara Minerals *	2,492,988	1,989,411

TOTAL AUSTRALIA		8,525,307
CANADA — 3.0%
Industrials — 0.9%
Ballard Power Systems * (A)	2,109,350	2,721,062

Information Technology — 1.2%
BlackBerry *	838,928	3,322,155

Materials — 0.9%
Lithium Americas * (A)	1,018,393	2,718,282

TOTAL CANADA		8,761,499
CHILE — 0.9%
Materials — 0.9%
Sociedad Quimica y Minera de Chile ADR (A)	87,054	2,649,053

CHINA — 11.3%
Communication Services — 1.4%
Baidu ADR *	50,571	4,141,765

Consumer Discretionary — 6.6%
Geely Automobile Holdings	2,023,300	4,546,365
Nexteer Automotive Group (A)	8,385,200	6,170,030
NIO ADR * (A)	872,143	3,087,386
XPeng ADR, Cl A * (A)	286,409	5,530,558
		19,334,339
Information Technology — 2.2%
indie Semiconductor, Cl A * (A)	845,033	2,239,337
RoboSense Technology * (A)	993,828	4,347,138
		6,586,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.1%
Ganfeng Lithium Group, Cl H (A)	1,258,233	$3,080,778

TOTAL CHINA		33,143,357
FRANCE — 2.4%
Consumer Discretionary — 2.4%
Forvia	334,074	3,138,747
Renault	74,805	3,853,791

TOTAL FRANCE		6,992,538
GERMANY — 1.8%
Information Technology — 1.8%
Infineon Technologies	140,049	5,449,424

ISRAEL — 1.1%
Consumer Discretionary — 1.1%
Mobileye Global, Cl A * (A)	207,643	3,374,199

JAPAN — 15.9%
Consumer Discretionary — 8.4%
Denso	298,493	4,057,618
Honda Motor	480,382	4,887,216
Koito Manufacturing	267,435	3,387,072
Nissan Motor * (A)	1,247,896	3,190,331
Toyota Motor	480,544	9,221,569
		24,743,806
Industrials — 1.3%
GS Yuasa	209,088	3,826,892

Information Technology — 3.6%
Allegro MicroSystems *	147,111	3,729,264
Renesas Electronics	313,299	3,871,320
Socionext	204,302	3,034,195
		10,634,779
Materials — 2.6%
Denka	242,391	3,454,569

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tokai Carbon (A)	597,500	$4,294,033
		7,748,602
TOTAL JAPAN		46,954,079
LUXEMBOURG — 1.3%
Materials — 1.3%
APERAM	127,519	3,871,056

NETHERLANDS — 1.6%
Information Technology — 1.6%
NXP Semiconductors	23,929	4,573,550

SINGAPORE — 1.3%
Information Technology — 1.3%
STMicroelectronics	157,059	3,941,363

SOUTH KOREA — 6.9%
Consumer Discretionary — 3.3%
HL Mando	108,039	2,638,917
Hyundai Motor	26,138	3,510,453
Kia	52,586	3,407,399
		9,556,769
Industrials — 1.0%
LG Energy Solution *	14,793	3,066,462

Information Technology — 1.1%
Samsung SDI	25,263	3,092,644

Materials — 1.5%
Cosmochemical *	248,098	2,476,125
SKC *	30,957	1,999,180
		4,475,305
TOTAL SOUTH KOREA		20,191,180

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.3%
Industrials — 1.1%
Advanced Energy Solution Holding	98,100	$3,371,640

Information Technology — 1.2%
Wistron NeWeb	840,200	3,448,441

TOTAL TAIWAN		6,820,081
UNITED STATES — 45.2%
Communication Services — 2.9%
Alphabet, Cl A	49,205	8,450,467

Consumer Discretionary — 12.9%
American Axle & Manufacturing Holdings *	562,549	2,469,590
Ford Motor	462,479	4,800,532
General Motors	100,135	4,967,697
Gentherm *	84,561	2,314,012
Lear	37,043	3,349,428
Lucid Group * (A)	1,153,160	2,571,547
QuantumScape, Cl A * (A)	640,114	2,560,456
Stellantis	331,207	3,370,877
Tesla *	23,587	8,171,952
Visteon *	40,136	3,388,482
		37,964,573
Industrials — 10.6%
ATI *	62,773	4,999,242
Bloom Energy, Cl A * (A)	153,222	2,830,010
EnerSys	36,693	3,068,636
Honeywell International	36,168	8,198,200
Hyster-Yale	63,516	2,550,802
ITT	25,514	3,840,878
Plug Power * (A)	1,257,230	1,109,757
Westinghouse Air Brake Technologies	22,175	4,486,446
		31,083,971
Information Technology — 17.1%
Ambarella *	45,628	2,401,858
CEVA *	102,266	1,918,510
Coherent *	40,190	3,039,570

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	311,298	$6,085,876
Microsoft	22,508	10,361,783
NVIDIA	71,038	9,599,365
ON Semiconductor *	73,559	3,090,949
QUALCOMM	56,874	8,258,105
SiTime *	14,644	2,871,249
Skyworks Solutions	40,899	2,823,258
		50,450,523
Materials — 1.7%
Albemarle	39,216	2,186,684
Cabot	38,445	2,871,457
		5,058,141
TOTAL UNITED STATES		133,007,675
TOTAL COMMON STOCK (Cost $438,425,562)		288,254,361

PREFERRED STOCK — 1.5%
GERMANY— 1.5%
Consumer Discretionary — 1.5%
Volkswagen (B)	41,534	4,496,381
TOTAL PREFERRED STOCK (Cost $9,308,839)		4,496,381

	Face Amount
REPURCHASE AGREEMENTS(C) — 10.5%
Bank of America Securities, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,775,852 (collateralized by various U.S. Government Obligations, ranging in par value $901 - $462,440, 0.000% - 7.500%, 03/01/2037 - 05/01/2055, with a total market value of $1,804,185)	$1,775,208	1,775,208

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $7,108,985 (collateralized by various U.S. Government Obligations, ranging in par value $309 - $487,886, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $7,218,917)	$7,106,397	$7,106,397
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,499,985 (collateralized by various U.S. Government Obligations, ranging in par value $569 - $666,871, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $4,570,953)	4,498,351	4,498,351
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $6,488,197 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $412 - $1,158,671, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $6,582,499)	6,485,846	6,485,846
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,006,161 (collateralized by various U.S. Government Obligations, ranging in par value $1,337 - $906,964, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $2,034,167)	2,005,436	2,005,436
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $3,117,607 (collateralized by various U.S. Treasury Obligations, ranging in par value $290 - $1,232,403, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $3,166,931)	3,116,477	3,116,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,042,880 (collateralized by various U.S. Government Obligations, ranging in par value $706 - $1,251,004, 1.500% - 7.500%, 03/01/2028 - 07/01/2060, with a total market value of $1,060,010)	$1,042,503	$1,042,503
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,828,657 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $210 - $2,965,881, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $4,896,498)	4,826,911	4,826,911
TOTAL REPURCHASE AGREEMENTS (Cost $30,857,129)		30,857,129
TOTAL INVESTMENTS — 109.9% (Cost $478,591,530)		$323,607,871

Percentages are based on Net Assets of $294,458,491.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $29,582,425.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $30,857,129. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $2,547,486.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$281,434,280	$6,820,081	$—	$288,254,361
Preferred Stock	4,496,381	—	—	4,496,381
Repurchase Agreements	—	30,857,129	—	30,857,129
Total Investments in Securities	$285,930,661	$37,677,210	$—	$323,607,871

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.5%
Financials — 0.5%
StoneCo, Cl A *	1,132,844	$15,463,321

CANADA — 2.9%
Industrials — 1.1%
Thomson Reuters	177,408	35,241,212

Information Technology — 1.8%
Hut 8 * (A)	380,655	5,812,602
Shopify, Cl A *	478,325	51,286,006
		57,098,608
TOTAL CANADA		92,339,820
CHINA — 8.8%
Communication Services — 4.3%
Baidu ADR * (A)	117,584	9,630,130
Tencent Holdings	2,001,443	127,158,394
		136,788,524
Consumer Discretionary — 4.5%
Alibaba Group Holding ADR	938,178	106,802,183
Meituan, Cl B *	2,180,915	38,380,967
		145,183,150
TOTAL CHINA		281,971,674
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	525,324	9,589,730

GERMANY — 3.0%
Industrials — 2.4%
Siemens	315,169	75,781,389

Information Technology — 0.6%
Infineon Technologies	513,087	19,964,645

TOTAL GERMANY		95,746,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 2.6%
Information Technology — 2.6%
Accenture PLC, Cl A	268,769	$85,151,395

ISRAEL — 0.5%
Information Technology — 0.5%
Nice ADR *	60,474	10,034,451
Wix.com *	40,852	6,084,905

TOTAL ISRAEL		16,119,356
ITALY — 0.3%
Health Care — 0.3%
Amplifon	357,180	8,203,064

JAPAN — 2.5%
Consumer Discretionary — 0.3%
Rakuten Group *	1,653,468	9,151,111

Industrials — 0.6%
FANUC	389,717	10,446,830
Fujikura	207,612	9,665,875
		20,112,705
Information Technology — 1.6%
Fujitsu	811,813	18,667,283
NEC	583,985	15,318,502
Socionext	558,805	8,299,103
Toshiba TEC	445,044	9,120,171
		51,405,059
TOTAL JAPAN		80,668,875
NETHERLANDS — 1.1%
Industrials — 0.5%
Wolters Kluwer	93,806	16,644,958

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
NXP Semiconductors	100,109	$19,133,833

TOTAL NETHERLANDS		35,778,791
SOUTH KOREA — 4.6%
Information Technology — 4.6%
Samsung Electronics	2,612,583	106,419,631
SK Hynix	287,171	42,564,666

TOTAL SOUTH KOREA		148,984,297
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	1,208,552	10,224,350

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	114,121	8,480,418

TAIWAN — 3.5%
Information Technology — 3.5%
Acer	8,552,200	9,902,442
Advantech	842,857	9,618,670
Global Unichip	238,865	9,285,674
Taiwan Semiconductor Manufacturing ADR	434,660	84,028,471

TOTAL TAIWAN		112,835,257
UNITED STATES — 68.7%
Communication Services — 10.1%
Alphabet, Cl A	493,096	84,684,307
Meta Platforms, Cl A	153,350	99,292,591
Netflix *	99,064	119,593,033
Snap, Cl A *	916,612	7,562,049
Trade Desk, Cl A *	176,405	13,269,184
		324,401,164
Consumer Discretionary — 5.2%
Amazon.com *	414,659	85,009,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	236,377	$81,895,175
		166,904,417
Health Care — 0.4%
GE HealthCare Technologies	179,558	12,666,021

Industrials — 3.0%
Experian PLC	360,474	17,952,241
Genpact	210,317	9,054,147
Uber Technologies *	830,441	69,889,915
		96,896,303
Information Technology — 50.0%
Adobe *	171,580	71,221,142
Advanced Micro Devices *	639,977	70,864,653
Ambarella *	117,545	6,187,569
Apple	436,496	87,670,222
AppLovin, Cl A *	117,593	46,214,049
Broadcom	406,278	98,347,715
C3.ai, Cl A * (A)	284,656	7,569,003
Cadence Design Systems *	108,100	31,032,267
CCC Intelligent Solutions Holdings *	849,135	7,455,405
Cisco Systems	1,568,716	98,891,857
CyberArk Software *	27,144	10,390,180
Datadog, Cl A *	123,296	14,534,132
DXC Technology *	458,183	6,964,382
Fortinet *	301,272	30,663,464
Hewlett Packard Enterprise	515,306	8,904,488
Informatica, Cl A *	392,487	9,423,613
Intel	1,695,034	33,137,915
International Business Machines	364,701	94,479,441
Marvell Technology	340,307	20,483,078
Micron Technology	439,399	41,505,630
Microsoft	218,477	100,578,072
NVIDIA	663,062	89,599,568
Okta, Cl A *	110,156	11,364,795
Oracle	523,555	86,664,059
Palantir Technologies, Cl A *	860,036	113,335,544
Pegasystems	88,932	8,728,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	438,168	$63,621,994
Quantum Computing * (A)	871,001	9,864,086
Salesforce	291,750	77,421,697
Seagate Technology Holdings	89,138	10,512,936
ServiceNow *	86,005	86,958,795
Snowflake, Cl A *	130,144	26,766,716
SoundHound AI, Cl A * (A)	590,687	5,971,846
Super Micro Computer *	290,090	11,609,402
Synopsys *	61,004	28,304,636
Teradata *	301,250	6,615,450
Twilio, Cl A *	85,720	10,089,244
UiPath, Cl A *	703,195	9,359,525
Verint Systems *	379,543	6,657,184
Workday, Cl A *	84,338	20,891,366
Zebra Technologies, Cl A *	23,073	6,685,863
Zscaler *	60,438	16,662,757
		1,604,204,416
TOTAL UNITED STATES		2,205,072,321
TOTAL COMMON STOCK (Cost $2,864,658,709)		3,206,628,703

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.9%
Bank of America Securities, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,603,140 (collateralized by various U.S. Government Obligations, ranging in par value $813 - $417,465, 0.000% - 7.500%, 03/01/2037 - 05/01/2055, with a total market value of $1,628,718)	$1,602,559	1,602,559
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $6,417,515 (collateralized by various U.S. Government Obligations, ranging in par value $279 - $440,431, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $6,516,754)	6,415,179	6,415,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,062,335 (collateralized by various U.S. Government Obligations, ranging in par value $514 - $602,014, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $4,126,401)	$4,060,860	$4,060,860
Clear Street LLC 4.410%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,134,716 (collateralized by various U.S. Government Obligations, ranging in par value $2,076 - $623,464, 2.000% - 7.000%, 09/17/2029 - 05/01/2055, with a total market value of $2,148,568)	2,133,932	2,133,932
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $5,857,181 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $372 - $1,045,983, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $5,942,312)	5,855,059	5,855,059
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $617,539 (collateralized by various U.S. Government Obligations, ranging in par value $412 - $279,183, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $626,160)	617,316	617,316
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,814,401 (collateralized by various U.S. Treasury Obligations, ranging in par value $262 - $1,112,544, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $2,858,928)	2,813,381	2,813,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,359,041 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $189 - $2,677,432, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $4,420,284)	$4,357,465	$4,357,465
TOTAL REPURCHASE AGREEMENTS (Cost $27,855,751)		27,855,751
TOTAL INVESTMENTS — 100.8% (Cost $2,892,514,460)		$3,234,484,454

Percentages are based on Net Assets of $3,209,293,808.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $25,855,307.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $27,855,751. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,177,821,917	$28,806,786	$—	$3,206,628,703
Repurchase Agreements	—	27,855,751	—	27,855,751
Total Investments in Securities	$3,177,821,917	$56,662,537	$—	$3,234,484,454

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 2.5%
Health Care — 2.5%
Genscript Biotech *	636,118	$1,039,977

GERMANY — 4.2%
Health Care — 4.2%
BioNTech ADR *	15,215	1,457,749
CureVac *	53,503	239,158

TOTAL GERMANY		1,696,907
NETHERLANDS — 1.0%
Health Care — 1.0%
uniQure *	28,225	408,416

SWITZERLAND — 4.0%
Health Care — 4.0%
CRISPR Therapeutics * (A)	45,334	1,645,171

UNITED KINGDOM — 2.2%
Health Care — 2.2%
AstraZeneca	6,338	916,247

UNITED STATES — 86.0%
Health Care — 86.0%
10X Genomics, Cl A *	58,158	554,246
Agilent Technologies	8,295	928,376
Allogene Therapeutics * (A)	80,629	94,336
Alnylam Pharmaceuticals *	7,221	2,199,228
Arcturus Therapeutics Holdings *	13,873	173,829
Arrowhead Pharmaceuticals *	65,210	1,047,925
Avidity Biosciences *	56,949	1,764,280
Beam Therapeutics *	49,064	776,683
BioMarin Pharmaceutical *	28,208	1,638,039
Bio-Techne	34,832	1,685,869
Bristol-Myers Squibb	17,964	867,302
CareDx *	29,492	501,069
Cargo Therapeutics * (A)	28,545	121,316
Eli Lilly	1,051	775,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Fulgent Genetics *	11,308	$234,302
GeneDx Holdings, Cl A *	14,209	1,011,965
Gilead Sciences	8,180	900,454
Guardant Health *	38,282	1,555,015
Illumina *	22,914	1,884,447
Intellia Therapeutics * (A)	55,601	381,979
Legend Biotech ADR *	50,939	1,474,684
Maravai LifeSciences Holdings, Cl A *	66,500	149,625
Moderna *	65,832	1,748,498
Myriad Genetics *	50,179	210,250
Natera *	11,761	1,855,063
Pacific Biosciences of California * (A)	150,268	144,813
Personalis *	35,419	163,990
Praxis Precision Medicines *	10,762	414,875
Prime Medicine * (A)	72,897	86,018
QIAGEN	41,285	1,863,192
REGENXBIO *	25,735	227,755
Rocket Pharmaceuticals *	56,476	141,755
Sana Biotechnology * (A)	76,073	165,078
Sangamo Therapeutics *	172,412	80,172
Sarepta Therapeutics *	29,369	1,104,274
Stoke Therapeutics * (A)	23,726	226,346
Twist Bioscience *	32,212	943,812
Ultragenyx Pharmaceutical *	46,829	1,593,591
Veracyte *	43,994	1,170,680
Vertex Pharmaceuticals *	3,548	1,568,393
Verve Therapeutics *	37,800	168,210
Vir Biotechnology *	50,157	247,776
WaVe Life Sciences *	69,939	420,333

TOTAL UNITED STATES		35,265,134
TOTAL COMMON STOCK (Cost $71,807,155)		40,971,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 5.1%
Bank of America Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $491,438 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,875 - $574,572, 0.000% - 5.250%, 02/15/2029 - 11/15/2052, with a total market value of $501,057)	$491,260	$491,260
Citigroup Global Markets, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $125,474 (collateralized by various U.S. Treasury Obligations, ranging in par value $11,732 - $78,456, 0.750% - 4.375%, 04/30/2026 - 07/15/2027, with a total market value of $127,195)	125,429	125,429
Daiwa Capital Markets America, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $491,438 (collateralized by various U.S. Treasury Obligations, ranging in par value $351 - $191,464, 0.000% - 4.625%, 09/16/2025 - 05/15/2053, with a total market value of $498,318)	491,260	491,260
Deutsche Bank Securities, Inc. 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $491,437 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,327 - $302,392, 4.250% - 4.625%, 11/30/2026 - 05/31/2031, with a total market value of $494,166)	491,260	491,260

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Mizuho Securities USA LLC 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $491,437 (collateralized by various U.S. Treasury Obligations, ranging in par value $195,851 - $309,099, 3.500% - 3.750%, 04/15/2028 - 04/30/2030, with a total market value of $499,101)	$491,260	$491,260
TOTAL REPURCHASE AGREEMENTS (Cost $2,090,469)		2,090,469
TOTAL INVESTMENTS — 105.0% (Cost $73,897,624)		$43,062,321

Percentages are based on Net Assets of $41,016,761.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $1,959,195.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $2,090,469. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,971,852	$—	$—	$40,971,852
Repurchase Agreements	—	2,090,469	—	2,090,469
Total Investments in Securities	$40,971,852	$2,090,469	$—	$43,062,321

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.2%
Information Technology — 4.2%
Shopify, Cl A *	131,638	$14,114,226

CHINA — 1.9%
Consumer Discretionary — 0.4%
Alibaba Group Holding ADR	11,810	1,344,450

Information Technology — 1.5%
Kingsoft Cloud Holdings ADR * (A)	67,934	758,823
Vnet Group ADR *	786,518	4,200,006
		4,958,829
TOTAL CHINA		6,303,279
ISRAEL — 3.3%
Information Technology — 3.3%
Wix.com *	76,047	11,327,201

JAPAN — 0.3%
Information Technology — 0.3%
Oracle Japan *	8,002	936,926

SWEDEN — 2.0%
Information Technology — 2.0%
Sinch *	2,567,244	6,805,036

UNITED STATES — 88.2%
Communication Services — 2.5%
Alphabet, Cl A	28,864	4,957,103
PubMatic, Cl A *	119,668	1,400,116
Vimeo *	465,635	2,030,169
		8,387,388
Consumer Discretionary — 2.1%
Amazon.com *	33,543	6,876,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.8%
HealthStream	91,517	$2,564,306

Industrials — 4.3%
Paycom Software	56,277	14,580,808

Information Technology — 74.5%
Akamai Technologies *	157,510	11,959,734
Box, Cl A *	412,297	15,593,073
C3.ai, Cl A *	388,390	10,327,290
DigitalOcean Holdings *	275,853	7,806,640
Dropbox, Cl A *	442,970	12,784,114
Fastly, Cl A *	433,963	3,159,251
Five9 *	228,987	6,070,445
Freshworks, Cl A *	725,984	11,085,776
HubSpot *	20,464	12,071,714
International Business Machines	4,599	1,191,417
Microsoft	15,017	6,913,226
Procore Technologies *	202,053	13,571,900
Qualys *	100,608	13,939,238
Salesforce	47,454	12,592,868
ServiceNow *	13,341	13,488,952
Snowflake, Cl A *	77,214	15,880,603
SPS Commerce *	89,917	12,656,717
Twilio, Cl A *	130,497	15,359,497
Workday, Cl A *	51,822	12,836,828
Workiva, Cl A *	156,021	10,498,653
Yext *	373,348	2,505,165
Zoom Video Communications, Cl A *	165,321	13,432,331
Zscaler *	56,284	15,517,499
		251,242,931
Real Estate — 4.0%
Digital Realty Trust ‡	78,885	13,530,355

TOTAL UNITED STATES		297,182,438
TOTAL COMMON STOCK (Cost $443,498,624)		336,669,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $295,076)	295,076	$295,076

	Face Amount
REPURCHASE AGREEMENT(B) — 0.1%
RBC Capital Markets 4.250%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $307,533 (collateralized by a U.S. Treasury Obligations, par value $306,426, 4.625%, 06/30/2026, with a total market value of $313,704) (Cost $307,425)	$307,425	307,425
TOTAL INVESTMENTS — 100.1% (Cost $444,101,125)		$337,271,607

Percentages are based on Net Assets of $337,062,113.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $558,500.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $602,501. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cloud Computing ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$336,669,106	$—	$—	$336,669,106
Short-Term Investment	295,076	—	—	295,076
Repurchase Agreement	—	307,425	—	307,425
Total Investments in Securities	$336,964,182	$307,425	$—	$337,271,607

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 5.0%
Information Technology — 5.0%
BlackBerry * (A)	13,561,606	$53,703,960

ISRAEL — 9.0%
Information Technology — 9.0%
Check Point Software Technologies *	284,702	65,162,594
Radware *	1,406,729	32,804,920

TOTAL ISRAEL		97,967,514
JAPAN — 7.8%
Information Technology — 7.8%
Digital Arts	472,103	23,851,352
Hennge	1,082,850	11,684,379
Trend Micro	648,878	48,678,779

TOTAL JAPAN		84,214,510
SOUTH KOREA — 1.5%
Information Technology — 1.5%
Ahnlab	365,030	16,377,007

UNITED STATES — 76.6%
Information Technology — 76.6%
A10 Networks	2,437,944	42,078,913
Crowdstrike Holdings, Cl A *	141,099	66,509,836
CyberArk Software *	129,797	49,683,696
Fortinet *	584,751	59,515,957
Gen Digital	1,785,258	50,844,148
Okta, Cl A *	544,760	56,202,889
OneSpan	1,257,054	20,024,870
Palo Alto Networks *	327,137	62,947,702
Qualys *	359,808	49,851,398
Rapid7 *	1,952,264	44,804,459
Rubrik, Cl A *	642,706	61,282,017
Sailpoint *	2,616,064	46,095,048
SentinelOne, Cl A *	2,461,089	43,339,777
Telos *	1,097,556	2,765,841
Tenable Holdings *	1,486,747	47,902,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Varonis Systems, Cl B *	1,070,075	$51,021,176
Zscaler *	268,370	73,989,609

TOTAL UNITED STATES		828,860,324
TOTAL COMMON STOCK (Cost $938,066,902)		1,081,123,315

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,683,897 (collateralized by various U.S. Government Obligations, ranging in par value $116 - $184,194, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $2,725,400)	$2,682,920	2,682,920
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,134,143 (collateralized by various U.S. Government Obligations, ranging in par value $270 - $316,267, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $2,167,800)	2,133,368	2,133,368
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,449,441 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $155 - $437,424, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $2,485,042)	2,448,553	2,448,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,386,527 (collateralized by various U.S. Government Obligations, ranging in par value $924 - $626,834, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $1,405,883)	$1,386,026	$1,386,026
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,176,966 (collateralized by various U.S. Treasury Obligations, ranging in par value $110 - $465,260, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $1,195,587)	1,176,540	1,176,540
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,822,927 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $79 - $1,119,687, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $1,848,539)	1,822,268	1,822,268
TOTAL REPURCHASE AGREEMENTS (Cost $11,649,675)		11,649,675
TOTAL INVESTMENTS — 101.0% (Cost $949,716,577)		$1,092,772,990

Percentages are based on Net Assets of $1,082,160,213.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $9,214,128.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $11,649,675. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Cybersecurity ETF

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts NASDAQ 100 Index E-MINI	2	Jun-2025	$856,369	$855,070	$(1,299)

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,081,123,315	$—	$—	$1,081,123,315
Repurchase Agreements	—	11,649,675	—	11,649,675
Total Investments in Securities	$1,081,123,315	$11,649,675	$—	$1,092,772,990

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,299)	$—	$—	$(1,299)
Total Other Financial Instruments	$(1,299)	$—	$—	$(1,299)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
International Equity Fund — 59.6%
Global X Artificial Intelligence & Technology ETF(A)(B)(C)	49,472	$1,993,722
Global X Cybersecurity ETF(B)(C)(D)	53,774	1,877,250
Global X E-commerce ETF (B)(E)	65,850	1,960,618
		5,831,590
Domestic Equity Fund — 40.3%
Global X Millennial Consumer ETF(B)(F)	42,262	1,967,296
Global X US Infrastructure Development ETF (B)(G)	47,526	1,972,804
		3,940,100
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,954,905)		9,771,690

	Face Amount
REPURCHASE AGREEMENTS(H) — 10.4%
Bank of America Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $249,090 (collateralized by various U.S. Treasury Obligations, ranging in par value $950 - $291,227, 0.000% - 5.250%, 02/15/2029 - 11/15/2052, with a total market value of $253,966)	$249,000	249,000
Citigroup Global Markets, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $17,843 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,668 - $11,157, 0.750% - 4.375%, 04/30/2026 - 07/15/2027, with a total market value of $18,088)	17,837	17,837
Daiwa Capital Markets America, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $249,090 (collateralized by various U.S. Treasury Obligations, ranging in par value $178 - $97,045, 0.000% - 4.625%, 09/16/2025 - 05/15/2053, with a total market value of $252,577)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(H) — continued
Deutsche Bank Securities, Inc. 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $249,090 (collateralized by various U.S. Treasury Obligations, ranging in par value $673 - $153,271, 4.250% - 4.625%, 11/30/2026 - 05/31/2031, with a total market value of $250,473)	$249,000	$249,000
Mizuho Securities USA LLC 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $249,090 (collateralized by various U.S. Treasury Obligations, ranging in par value $99,269 - $156,670, 3.500% - 3.750%, 04/15/2028 - 04/30/2030, with a total market value of $252,975)	249,000	249,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,013,837)		1,013,837
TOTAL INVESTMENTS — 110.3% (Cost $9,968,742)		$10,785,527

Percentages are based on Net Assets of $9,774,387.

(A)	For financial information on the Global X Artificial Intelligence & Technology ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $987,250.
(D)	For financial information on the Global X Cybersecurity ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X E-commerce ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X Millennial Consumer ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	For financial information on the Global X US Infrastructure Development ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(H)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $1,013,837. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,771,690	$—	$—	$9,771,690
Repurchase Agreements	—	1,013,837	—	1,013,837
Total Investments in Securities	$9,771,690	$1,013,837	$—	$10,785,527

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2025	Income	Capital Gains
Global X Artificial Intelligence & Technology ETF
$—	$2,144,784	$(325,999)	$193,175	$(18,238)	$1,993,722	$—	$—
Global X Cybersecurity ETF
—	2,187,644	(452,914)	137,851	4,669	1,877,250	—	—
Global X Data Center & Digital Infrastructure ETF
1,797,852	2,106	(1,689,424)	(304,671)	194,137	—	17,317	—
Global X Disruptive Materials ETF
1,823,533	2,079	(1,673,310)	139,837	(292,139)	—	10,601	—
Global X E-commerce ETF
1,870,595	1,074,858	(1,039,453)	(87,055)	141,673	1,960,618	479	—
Global X FinTech ETF
2,009,298	2,231	(1,708,360)	770,253	(1,073,422)	—	9,629	—
Global X Genomics & Biotechnology ETF
1,503,736	262,063	(1,389,458)	1,918,721	(2,295,062)	—	—	—
Global X Lithium & Battery Tech ETF
1,937,834	2,327	(1,713,990)	1,439,386	(1,665,557)	—	5,443	—
Global X Millennial Consumer ETF
—	1,861,856	(980)	106,365	55	1,967,296	—	—
Global X Renewable Energy Producers ETF
1,410,567	339,885	(1,585,652)	1,079,895	(1,244,695)	—	9,012	—
Global X Solar ETF
1,641,329	190,679	(1,531,545)	754,466	(1,054,929)	—	5,211	—
Global X US Infrastructure Development ETF
—	2,149,425	(345,751)	179,289	(10,159)	1,972,804	—	—
Global X Video Games & Esports ETF
1,768,488	1,927	(1,832,767)	(333,211)	395,563	—	14,539	—
Totals:
$15,763,232	$10,221,864	$(15,289,603)	$5,994,301	$(6,918,104)	$9,771,690	$72,231	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 12.5%
Communication Services — 12.5%
Bilibili ADR * (A)	309,644	$5,666,485
Boyaa Interactive International (A)	659,600	504,696
DouYu International Holdings ADR	56,514	370,732
HUYA ADR	137,751	522,076
iDreamSky Technology Holdings * (A)	1,812,500	171,044
NetEase ADR	72,323	8,806,049
XD *	496,300	2,338,605

TOTAL CHINA		18,379,687
FRANCE — 1.3%
Communication Services — 1.3%
Ubisoft Entertainment *	160,806	1,840,161

HONG KONG — 0.4%
Communication Services — 0.4%
ZX * (A)	395,600	525,681

JAPAN — 36.1%
Communication Services — 36.1%
Capcom	257,533	7,674,500
DeNA	131,176	2,532,248
GungHo Online Entertainment	67,507	1,294,982
Koei Tecmo Holdings (A)	192,717	3,194,699
Konami Group	81,362	11,082,644
MIXI	59,394	1,372,736
Nexon (A)	392,640	7,107,493
Nintendo	122,646	10,059,360
Square Enix Holdings	137,532	8,649,661

TOTAL JAPAN		52,968,323
POLAND — 4.1%
Communication Services — 4.1%
CD Projekt (A)	102,321	6,060,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 11.8%
Communication Services — 11.8%
Com2uSCorp	13,364	$367,590
Devsisters *	17,209	505,780
Gravity ADR *	12,438	801,754
Kakao Games *	75,459	885,469
Krafton *	23,069	6,169,791
NCSoft	31,312	3,460,955
Neowiz *	27,823	516,249
Netmarble	46,351	1,716,704
Nexon Games *	37,968	359,123
Pearl Abyss *	58,762	1,637,602
Wemade *	35,352	668,759
Wemade Max *	57,276	278,555

TOTAL SOUTH KOREA		17,368,331
SWEDEN — 6.1%
Communication Services — 3.9%
Embracer Group, Cl B *	236,157	2,869,304
Modern Times Group MTG, Cl B *	156,828	1,765,039
Paradox Interactive	58,679	1,172,975
		5,807,318
Consumer Discretionary — 2.2%
Asmodee Group, Cl B * (A)	236,106	3,192,671

TOTAL SWEDEN		8,999,989
TAIWAN — 4.0%
Communication Services — 4.0%
Gamania Digital Entertainment	247,800	610,229
International Games System	188,100	5,291,165

TOTAL TAIWAN		5,901,394
UNITED STATES — 23.3%
Communication Services — 17.9%
Electronic Arts	50,822	7,307,187
Playtika Holding	120,170	569,606
ROBLOX, Cl A *	110,029	9,570,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Take-Two Interactive Software *	38,646	$8,744,817
		26,191,932
Information Technology — 5.4%
Corsair Gaming *	80,472	707,349
Immersion	50,753	381,663
Turtle Beach *	29,740	341,415
Unity Software *	248,528	6,481,610
		7,912,037
TOTAL UNITED STATES		34,103,969
TOTAL COMMON STOCK (Cost $160,440,840)		146,148,289

	Face Amount
REPURCHASE AGREEMENTS(B) — 8.9%
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $3,010,534 (collateralized by various U.S. Government Obligations, ranging in par value $131 - $206,611, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $3,057,088)	$3,009,438	3,009,438
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,393,787 (collateralized by various U.S. Government Obligations, ranging in par value $303 - $354,745, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $2,431,539)	2,392,918	2,392,918
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,747,444 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $174 - $490,642, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $2,787,376)	2,746,448	2,746,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,555,581 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,037 - $703,261, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $1,577,297)	$1,555,019	$1,555,019
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,320,158 (collateralized by various U.S. Government Obligations, ranging in par value $123 - $521,864, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $1,341,045)	1,319,680	1,319,680
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,044,707 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $89 - $1,255,910, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $2,073,435)	2,043,968	2,043,968
TOTAL REPURCHASE AGREEMENTS (Cost $13,067,471)		13,067,471
TOTAL INVESTMENTS — 108.5% (Cost $173,508,311)		$159,215,760

Percentages are based on Net Assets of $146,710,664.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $12,443,821.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $13,067,471. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $132,617.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,246,894	$5,901,395	$—	$146,148,289
Repurchase Agreements	—	13,067,471	—	13,067,471
Total Investments in Securities	$140,246,894	$18,968,866	$—	$159,215,760

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X HealthTech ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 4.6%
Health Care — 4.6%
Pro Medicus	9,723	$1,764,604

CANADA — 0.6%
Health Care — 0.6%
Well Health Technologies *	74,773	222,968

CHINA — 2.7%
Consumer Staples — 2.7%
Alibaba Health Information Technology * (A)	1,828,500	1,056,310

DENMARK — 3.2%
Health Care — 3.2%
Demant *	31,153	1,218,479

JAPAN — 0.2%
Health Care — 0.2%
PHC Holdings	10,642	68,663

NETHERLANDS — 3.5%
Health Care — 3.5%
Koninklijke Philips	58,073	1,335,034

SWEDEN — 0.7%
Health Care — 0.7%
RaySearch Laboratories	8,810	280,215

UNITED STATES — 84.2%
Financials — 2.2%
Oscar Health, Cl A *	63,322	873,844

Health Care — 82.0%
agilon health *	112,838	250,500
Alignment Healthcare *	49,463	760,246
Astrana Health *	13,981	346,589
Butterfly Network *	72,868	174,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X HealthTech ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ceribell *	7,283	$122,427
Clover Health Investments, Cl A *	156,457	491,275
Dexcom *	18,363	1,575,545
Doximity, Cl A *	25,264	1,316,002
Evolent Health, Cl A *	37,120	276,544
GE HealthCare Technologies	21,252	1,499,116
Hims & Hers Health *	36,721	2,076,940
Inspire Medical Systems *	9,384	1,296,869
Insulet *	5,833	1,895,900
Intuitive Surgical *	2,835	1,565,884
IQVIA Holdings *	9,771	1,371,164
iRhythm Technologies *	9,609	1,350,064
LifeStance Health Group *	43,207	256,650
Masimo *	9,012	1,464,450
Novocure *	38,525	736,213
Omnicell *	17,598	534,451
Phreesia *	19,946	488,478
Privia Health Group *	42,602	969,622
PROCEPT BioRobotics *	20,507	1,189,406
ResMed	6,246	1,528,958
Schrodinger *	24,678	533,538
Simulations Plus	6,887	219,317
Tandem Diabetes Care *	20,079	397,966
Teladoc Health *	68,510	474,089
Tempus AI, Cl A * (A)	26,275	1,449,854
TransMedics Group *	13,188	1,676,459
Veeva Systems, Cl A *	6,334	1,771,620
Waystar Holding *	34,801	1,391,344
		31,452,363
TOTAL UNITED STATES		32,326,207
TOTAL COMMON STOCK (Cost $52,569,154)		38,272,480

SHORT-TERM INVESTMENT(B)(C) — 2.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $908,200)	908,200	908,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X HealthTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.5%
RBC Capital Markets 4.250%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $946,209 (collateralized by a U.S. Treasury Obligations, par value $943,136, 4.625%, 06/30/2026, with a total market value of $965,536) (Cost $946,209)	$946,209	$946,209
TOTAL INVESTMENTS — 104.6% (Cost $54,423,563)		$40,126,889

Percentages are based on Net Assets of $38,362,162.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $1,804,805.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $1,854,409. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,054,001	$1,218,479	$—	$38,272,480
Short-Term Investment	908,200	—	—	908,200
Repurchase Agreement	—	946,209	—	946,209
Total Investments in Securities	$37,962,201	$2,164,688	$—	$40,126,889

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 2.0%
Industrials — 0.7%
Ballard Power Systems * (A)	104,175	$134,386

Information Technology — 1.3%
Canadian Solar * (A)	23,072	242,948

TOTAL CANADA		377,334
CHINA — 14.6%
Industrials — 7.1%
China Everbright Environment Group	1,933,500	959,162
Dongfang Electric, Cl H (A)	119,000	182,107
Goldwind Science & Technology, Cl H	266,400	206,555
		1,347,824
Information Technology — 7.5%
Daqo New Energy ADR * (A)	23,204	310,005
Flat Glass Group, Cl H (A)	157,200	166,992
JinkoSolar Holding ADR (A)	18,572	335,782
Xinyi Solar Holdings	2,011,400	607,918
		1,420,697
TOTAL CHINA		2,768,521
DENMARK — 6.1%
Industrials — 6.1%
Vestas Wind Systems	73,226	1,155,100

GERMANY — 6.6%
Industrials — 5.2%
Nordex *	49,064	995,361

Information Technology — 1.4%
SMA Solar Technology (A)	12,065	266,815

TOTAL GERMANY		1,262,176
SOUTH KOREA — 10.1%
Industrials — 4.2%
CS Wind	14,733	526,980

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Fuel Cell *	22,791	$277,846
		804,826
Information Technology — 5.9%
Samsung SDI	9,147	1,119,757

TOTAL SOUTH KOREA		1,924,583
SWEDEN — 5.6%
Industrials — 5.6%
Nibe Industrier, Cl B (A)	261,763	1,070,222

SWITZERLAND — 3.4%
Information Technology — 3.4%
Landis+Gyr Group	10,096	636,569

TAIWAN — 6.2%
Information Technology — 6.2%
Dynapack International Technology	53,100	358,802
Simplo Technology	65,464	819,160

TOTAL TAIWAN		1,177,962
TURKEY — 1.6%
Information Technology — 1.6%
Alfa Solar Enerji Sanayi VE Ticaret	128,198	143,939
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret *	211,300	150,552

TOTAL TURKEY		294,491
UNITED KINGDOM — 5.5%
Materials — 5.5%
Johnson Matthey PLC	45,506	1,053,669

UNITED STATES — 38.1%
Consumer Discretionary — 3.7%
QuantumScape, Cl A * (A)	175,983	703,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 21.4%
Ameresco, Cl A *	11,979	$165,071
Array Technologies *	53,283	351,668
Bloom Energy, Cl A * (A)	34,804	642,830
Eos Energy Enterprises * (A)	79,447	330,500
Fluence Energy, Cl A * (A)	45,525	213,967
Microvast Holdings *	113,998	409,253
NEXTracker, Cl A *	24,596	1,394,347
Plug Power * (A)	324,552	286,482
Shoals Technologies Group, Cl A *	58,277	275,067
		4,069,185
Information Technology — 13.0%
Enphase Energy *	19,141	792,246
First Solar *	8,353	1,320,442
SolarEdge Technologies *	20,663	369,041
		2,481,729
TOTAL UNITED STATES		7,254,846
TOTAL COMMON STOCK (Cost $61,367,074)		18,975,473

	Face Amount
U.S. TREASURY OBLIGATION — 2.5%
U.S. Treasury Bill 4.225%, 07/01/2025(B)	$475,000	473,384
TOTAL U.S. TREASURY OBLIGATION (Cost $473,444)		473,384

REPURCHASE AGREEMENTS(C) — 14.4%
Bank of America Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $644,251 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,458 - $753,236, 0.000% - 5.250%, 02/15/2029 - 11/15/2052, with a total market value of $656,861)	644,018	644,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $644,251 (collateralized by various U.S. Treasury Obligations, ranging in par value $460 - $251,000, 0.000% - 4.625%, 09/16/2025 - 05/15/2053, with a total market value of $653,270)	$644,018	$644,018
Deutsche Bank Securities, Inc. 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $644,250 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,740 - $396,422, 4.250% - 4.625%, 11/30/2026 - 05/31/2031, with a total market value of $647,828)	644,018	644,018
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $164,492 (collateralized by various U.S. Treasury Obligations, ranging in par value $110 - $74,365, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $166,789)	164,433	164,433
Mizuho Securities USA LLC 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $644,250 (collateralized by various U.S. Treasury Obligations, ranging in par value $256,752 - $405,213, 3.500% - 3.750%, 04/15/2028 - 04/30/2030, with a total market value of $654,298)	644,018	644,018
TOTAL REPURCHASE AGREEMENTS (Cost $2,740,505)		2,740,505
TOTAL INVESTMENTS — 116.7% (Cost $64,581,023)		$22,189,362

Percentages are based on Net Assets of $19,021,188.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X CleanTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $2,518,416.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $2,740,505. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,642,411	$2,333,062	$—	$18,975,473
U.S. Treasury Obligation	—	473,384	—	473,384
Repurchase Agreements	—	2,740,505	—	2,740,505
Total Investments in Securities	$16,642,411	$5,546,951	$—	$22,189,362

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.9%
Information Technology — 3.9%
NEXTDC *	1,127,104	$9,509,314

CHINA — 7.5%
Information Technology — 7.5%
GDS Holdings ADR * (A)	491,930	11,653,822
Vnet Group ADR *	1,242,535	6,635,137

TOTAL CHINA		18,288,959
HONG KONG — 4.5%
Communication Services — 4.5%
China Tower, Cl H	7,450,350	11,059,303

INDONESIA — 1.6%
Communication Services — 1.6%
Sarana Menara Nusantara	109,980,261	3,949,567

SINGAPORE — 4.7%
Real Estate — 4.7%
Keppel DC REIT ‡	6,722,856	11,416,761

SOUTH KOREA — 2.7%
Information Technology — 2.7%
Jeju Semiconductor *	167,155	1,587,107
SK Hynix	34,362	5,093,157

TOTAL SOUTH KOREA		6,680,264
SWITZERLAND — 0.7%
Information Technology — 0.7%
SEALSQ * (A)	480,218	1,608,730

TAIWAN — 4.6%
Information Technology — 4.6%
Taiwan Semiconductor Manufacturing	145,000	4,678,746

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Winbond Electronics *	11,313,519	$6,681,992

TOTAL TAIWAN		11,360,738
UNITED STATES — 69.6%
Information Technology — 16.1%
Advanced Micro Devices *	39,018	4,320,463
Applied Digital * (A)	842,572	5,754,767
Broadcom	20,516	4,966,308
Intel	237,295	4,639,117
Lam Research	61,495	4,968,181
Micron Technology (A)	45,397	4,288,201
NVIDIA (A)	34,370	4,644,418
Super Micro Computer * (A)	151,129	6,048,182
		39,629,637
Real Estate — 53.5%
American Tower ‡	155,820	33,446,763
Crown Castle ‡	243,280	24,413,148
Digital Realty Trust ‡	160,679	27,559,662
Equinix ‡	31,229	27,756,960
SBA Communications, Cl A ‡	53,367	12,375,274
Uniti Group ‡	1,310,354	5,634,522
		131,186,329
TOTAL UNITED STATES		170,815,966
TOTAL COMMON STOCK (Cost $237,807,429)		244,689,602

	Face Amount
REPURCHASE AGREEMENTS(B) — 10.9%
Bank of America Securities, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,540,755 (collateralized by various U.S. Government Obligations, ranging in par value $782 - $401,220, 0.000% - 7.500%, 03/01/2037 - 05/01/2055, with a total market value of $1,565,338)	$1,540,197	1,540,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $6,168,047 (collateralized by various U.S. Government Obligations, ranging in par value $268 - $423,310, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $6,263,429)	$6,165,802	$6,165,802
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $3,904,257 (collateralized by various U.S. Government Obligations, ranging in par value $494 - $578,587, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $3,965,829)	3,902,839	3,902,839
Clear Street LLC 4.410%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,432,907 (collateralized by various U.S. Government Obligations, ranging in par value $1,393 - $418,494, 2.000% - 7.000%, 09/17/2029 - 05/01/2055, with a total market value of $1,442,205)	1,432,381	1,432,381
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $5,629,258 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $357 - $1,005,280, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $5,711,075)	5,627,218	5,627,218
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,213,111 (collateralized by various U.S. Government Obligations, ranging in par value $808 - $548,434, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $1,230,046)	1,212,672	1,212,672

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,704,883 (collateralized by various U.S. Treasury Obligations, ranging in par value $252 - $1,069,252, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $2,747,677)	$2,703,903	$2,703,903
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,189,416 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $182 - $2,573,244, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $4,248,276)	4,187,901	4,187,901
TOTAL REPURCHASE AGREEMENTS (Cost $26,772,913)		26,772,913
TOTAL INVESTMENTS — 110.7% (Cost $264,580,342)		$271,462,515

Percentages are based on Net Assets of $245,311,884.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $24,941,263.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $26,772,913. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$229,379,297	$15,310,305	$—	$244,689,602
Repurchase Agreements	—	26,772,913	—	26,772,913
Total Investments in Securities	$229,379,297	$42,083,218	$—	$271,462,515

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 5.4%
Utilities — 5.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,594	$524,110
Cia de Saneamento de Minas Gerais Copasa MG	10,985	45,764

TOTAL BRAZIL		569,874
CHINA — 4.8%
Industrials — 0.6%
Beijing Originwater Technology, Cl A	103,800	65,581

Utilities — 4.2%
Beijing Capital Eco-Environment Protection Group, Cl A	223,800	99,133
Beijing Enterprises Water Group	228,240	75,095
Chengdu Xingrong Environment, Cl A	71,200	72,271
China Water Affairs Group	46,000	35,842
Chongqing Water Group, Cl A	46,500	31,057
Guangdong Investment	165,100	134,328
		447,726
TOTAL CHINA		513,307
JAPAN — 3.0%
Industrials — 3.0%
Kurita Water Industries	5,794	217,112
Nomura Micro Science	1,576	23,439
Organo	1,487	80,072

TOTAL JAPAN		320,623
SAUDI ARABIA — 0.5%
Utilities — 0.5%
AlKhorayef Water & Power Technologies	830	30,530
Miahona *	4,197	26,469

TOTAL SAUDI ARABIA		56,999

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.8%
Materials — 0.8%
Keppel Infrastructure Trust	294,118	$88,947

SOUTH KOREA — 1.9%
Consumer Discretionary — 1.9%
Coway	3,099	199,682

UNITED KINGDOM — 10.4%
Utilities — 10.4%
Severn Trent PLC	14,549	530,328
United Utilities Group PLC	36,204	571,714

TOTAL UNITED KINGDOM		1,102,042
UNITED STATES — 72.9%
Consumer Staples — 3.4%
Primo Brands	10,854	358,942

Industrials — 47.0%
A O Smith	6,778	435,893
Advanced Drainage Systems	3,579	393,547
Core & Main, Cl A *	10,650	583,726
Energy Recovery *	3,242	40,882
Ferguson Enterprises	4,407	803,572
Franklin Electric	2,283	197,228
Mueller Water Products, Cl A	8,926	218,955
Northwest Pipe *	570	22,025
Pentair PLC	8,394	832,517
Watts Water Technologies, Cl A	1,575	381,339
Xylem	6,276	791,027
Zurn Elkay Water Solutions	8,309	300,703
		5,001,414
Information Technology — 4.0%
Badger Meter	1,709	424,208

Utilities — 18.5%
American States Water	2,182	172,094
American Water Works	6,462	923,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
California Water Service Group	3,438	$162,445
Consolidated Water	1,112	30,057
Essential Utilities	12,907	497,307
Middlesex Water	987	57,197
SJW Group	1,772	92,995
York Water	918	29,982
		1,965,949
TOTAL UNITED STATES		7,750,513
TOTAL COMMON STOCK (Cost $9,109,562)		10,601,987

	Face Amount
U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bills 4.225%, 07/01/25(A)	$200,000	199,320
TOTAL U.S. TREASURY OBLIGATION (Cost $199,345)		199,320
TOTAL INVESTMENTS — 101.6% (Cost $9,308,907)		$10,801,307

Percentages are based on Net Assets of $10,635,050.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,544,988	$56,999	$—	$10,601,987
U.S. Treasury Obligation	—	199,320	—	199,320
Total Investments in Securities	$10,544,988	$256,319	$—	$10,801,307

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 100.1%
ARGENTINA — 0.9%
Materials — 0.9%
Bioceres Crop Solutions * (A)	16,640	$81,203

AUSTRALIA — 2.5%
Materials — 2.5%
Nufarm *	146,040	223,682

CANADA — 12.8%
Consumer Staples — 0.3%
Maple Leaf Foods	1,403	27,827

Materials — 12.5%
Nutrien	18,641	1,100,378

TOTAL CANADA		1,128,205
CHINA — 14.3%
Consumer Staples — 14.3%
Cheng De Lolo, Cl A	281,580	413,672
Hebei Yangyuan Zhihui Beverage, Cl A	122,500	415,894
V V Food & Beverage, Cl A	54,700	26,432
Yuan Longping High-tech Agriculture, Cl A	286,000	405,074

TOTAL CHINA		1,261,072
GERMANY — 3.5%
Health Care — 3.5%
Bayer	10,870	305,235

INDONESIA — 0.3%
Consumer Staples — 0.3%
Mayora Indah	188,800	26,425

JAPAN — 12.3%
Industrials — 12.3%
Kubota	94,559	1,090,120

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	211,805	$28,851

SAUDI ARABIA — 0.3%
Consumer Staples — 0.3%
Saudia Dairy & Foodstuff	340	25,720

SWITZERLAND — 0.3%
Consumer Staples — 0.3%
Bell Food Group	84	26,788

THAILAND — 0.1%
Consumer Staples — 0.1%
NR Instant Produce NVDR *(B)	567,500	5,532

UNITED STATES — 52.5%
Consumer Discretionary — 0.4%
GrowGeneration *	29,198	31,534

Consumer Staples — 11.0%
Archer-Daniels-Midland	4,734	228,510
Beyond Meat * (A)	32,191	94,320
Hain Celestial Group *	13,619	25,468
Kellanova	3,105	256,566
Laird Superfood *	3,833	24,646
Oatly Group ADR * (A)	15,177	166,036
Sprouts Farmers Market *	1,043	180,293
		975,839

Industrials — 21.8%
AGCO	3,732	365,661
CNH Industrial	29,600	370,296
Deere	2,031	1,028,214
Titan Machinery *	8,613	160,891
		1,925,062

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.8%
Trimble *	2,219	$158,148

Materials — 17.5%
Corteva	15,731	1,113,755
FMC	10,111	410,102
Scotts Miracle-Gro, Cl A	430	25,611
		1,549,468
TOTAL UNITED STATES		4,640,051
TOTAL COMMON STOCK (Cost $9,202,033)		8,842,884

	Face Amount
REPURCHASE AGREEMENT(C) — 2.6%
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $229,231 (collateralized by various U.S. Treasury Obligations, ranging in par value $153 - $103,633, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $232,431) (Cost $229,148)	$229,148	229,148
TOTAL INVESTMENTS — 102.7% (Cost $9,431,181)		$9,072,032

Percentages are based on Net Assets of $8,833,969.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $218,393.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $229,148. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$8,785,207	$52,145	$5,532	$8,842,884
Repurchase Agreement	—	229,148	—	229,148
Total Investments in Securities	$8,785,207	$281,293	$5,532	$9,072,032

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 5.3%
Information Technology — 5.3%
Iris Energy * (A)	924,463	$7,756,245

CANADA — 10.6%
Financials — 0.6%
WonderFi Technologies * (A)	3,296,481	815,159

Information Technology — 10.0%
Bitfarms * (A)	4,049,310	3,710,775
Hive Digital Technologies * (A)	1,483,334	2,664,704
Hut 8 *	451,101	6,856,985
Neptune Digital Assets *	1,189,762	1,436,420
		14,668,884
TOTAL CANADA		15,484,043
CHINA — 3.3%
Consumer Discretionary — 0.7%
Cango ADR *	233,176	1,060,951

Financials — 1.0%
OSL Group *	964,100	1,504,879

Information Technology — 1.6%
Canaan ADR *	3,506,577	2,129,544
Mercurity Fintech Holding * (A)	66,575	204,385
		2,333,929
TOTAL CHINA		4,899,759
GERMANY — 1.6%
Financials — 0.6%
Bitcoin Group	18,135	889,394

Information Technology — 1.0%
Northern Data *	45,323	1,429,368

TOTAL GERMANY		2,318,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
JERSEY — 0.4%
Financials — 0.4%
Coinshares International	63,370	$653,166

UNITED STATES — 78.7%
Financials — 18.5%
Bakkt Holdings, Cl A * (A)	66,906	778,786
Coinbase Global, Cl A *	76,922	18,970,504
Galaxy Digital Holdings (A)	406,374	7,365,242
		27,114,532
Information Technology — 60.2%
Applied Digital * (A)	1,286,476	8,786,631
Bit Digital *	2,062,193	4,866,776
Bitdeer Technologies Group, Cl A * (A)	574,305	7,385,562
BitFuFu, Cl A *	136,658	472,837
Cipher Mining * (A)	1,962,712	6,123,662
Cleanspark * (A)	1,342,835	11,588,666
Core Scientific *	727,591	7,748,844
Exodus Movement *	58,142	1,657,047
MARA Holdings * (A)	1,127,627	15,922,093
Riot Platforms * (A)	2,075,319	16,747,824
TeraWulf * (A)	2,015,149	7,113,476
		88,413,418
TOTAL UNITED STATES		115,527,950
TOTAL COMMON STOCK (Cost $142,684,153)		146,639,925

	Face Amount
REPURCHASE AGREEMENTS(B) — 30.3%
Bank of America Securities, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $2,560,807 (collateralized by various U.S. Government Obligations, ranging in par value $1,299 - $666,846, 0.000% - 7.500%, 03/01/2037 - 05/01/2055, with a total market value of $2,601,665)	$2,559,879	2,559,879

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $10,251,133 (collateralized by various U.S. Government Obligations, ranging in par value $445 - $703,530, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $10,409,654)	$10,247,401	$10,247,401
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $6,489,055 (collateralized by various U.S. Government Obligations, ranging in par value $821 - $961,639, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $6,591,391)	6,486,698	6,486,698
Clear Street LLC 4.410%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,359,758 (collateralized by various U.S. Government Obligations, ranging in par value $1,322 - $397,130, 2.000% - 7.000%, 09/17/2029 - 05/01/2055, with a total market value of $1,368,581)	1,359,258	1,359,258
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $9,356,088 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $593 - $1,670,823, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $9,492,073)	9,352,698	9,352,698
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,532,695 (collateralized by various U.S. Government Obligations, ranging in par value $1,021 - $692,915, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $1,554,092)	1,532,141	1,532,141

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $4,495,641 (collateralized by various U.S. Treasury Obligations, ranging in par value $418 - $1,777,146, 1.500% - 7.000%, 12/01/2031 - 04/01/2055, with a total market value of $4,566,767)	$4,494,012	$4,494,012
Nomura Securities International, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,503,851 (collateralized by various U.S. Government Obligations, ranging in par value $1,019 - $1,803,968, 1.500% - 7.500%, 03/01/2028 - 07/01/2060, with a total market value of $1,528,553)	1,503,307	1,503,307
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $6,963,003 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $302 - $4,276,850, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $7,060,832)	6,960,486	6,960,486
TOTAL REPURCHASE AGREEMENTS (Cost $44,495,880)		44,495,880
TOTAL INVESTMENTS — 130.2% (Cost $187,180,033)		$191,135,805

Percentages are based on Net Assets of $146,810,388.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $41,172,121.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $44,495,880. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Blockchain ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$146,639,925	$—	$—	$146,639,925
Repurchase Agreements	—	44,495,880	—	44,495,880
Total Investments in Securities	$146,639,925	$44,495,880	$—	$191,135,805

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 94.9%
CANADA — 4.1%
Industrials — 4.1%
Ballard Power Systems *	845,617	$1,090,846

CHINA — 2.7%
Industrials — 1.8%
Beijing Sinohytec, Cl H *	166,400	476,396

Information Technology — 0.9%
Shenzhen Everwin Precision Technology, Cl A	82,500	230,832

TOTAL CHINA		707,228
FRANCE — 0.3%
Consumer Discretionary — 0.3%
Opmobility	6,444	78,789

GERMANY — 11.0%
Industrials — 11.0%
SFC Energy *	117,584	2,916,707

JAPAN — 2.1%
Consumer Discretionary — 2.1%
Toyota Motor	29,389	563,971

NORWAY — 5.5%
Industrials — 5.5%
Hexagon Purus *	2,220,866	326,484
NEL * (A)	5,283,519	1,129,396

TOTAL NORWAY		1,455,880
SINGAPORE — 0.3%
Materials — 0.3%
Nanofilm Technologies International (A)	184,000	76,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 14.5%
Consumer Discretionary — 4.1%
Iljin Hysolus ltd *	116,104	$1,101,545

Industrials — 10.1%
Bumhan Fuel Cell *	10,890	130,314
Doosan	640	226,368
Doosan Fuel Cell *	185,455	2,260,892
S-Fuelcell	9,025	70,907
		2,688,481
Information Technology — 0.3%
MiCo *	8,351	78,565

TOTAL SOUTH KOREA		3,868,591
SWEDEN — 4.5%
Industrials — 4.5%
PowerCell Sweden *	464,767	1,205,836

UNITED KINGDOM — 15.3%
Industrials — 13.8%
AFC Energy PLC * (A)	8,882,937	1,000,250
Ceres Power Holdings PLC *	1,213,158	1,190,188
ITM Power PLC * (A)	1,963,966	1,504,346
		3,694,784
Materials — 1.5%
Johnson Matthey PLC	16,994	393,488

TOTAL UNITED KINGDOM		4,088,272
UNITED STATES — 34.6%
Industrials — 32.6%
Bloom Energy, Cl A *	159,478	2,945,559
Cummins	1,590	511,153
FuelCell Energy * (A)	291,608	1,490,117
Hyster-Yale	1,801	72,328
Plug Power * (A)	4,153,165	3,665,999
		8,685,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.0%
Air Products & Chemicals	1,907	$531,881

TOTAL UNITED STATES		9,217,037
TOTAL COMMON STOCK (Cost $50,013,485)		25,269,491

	Face Amount
REPURCHASE AGREEMENTS(B) — 26.9%
Cantor Fitzgerald Securities 4.370%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,648,094 (collateralized by various U.S. Government Obligations, ranging in par value $72 - $113,108, 1.500% - 7.550%, 04/01/2032 - 03/20/2075, with a total market value of $1,673,580)	$1,647,494	1,647,494
CF Secured LLC 4.360%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,648,093 (collateralized by various U.S. Government Obligations, ranging in par value $209 - $244,237, 0.000% - 7.000%, 05/23/2028 - 04/20/2074, with a total market value of $1,674,084)	1,647,494	1,647,494
Daiwa Capital Markets America, Inc. 4.350%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,504,067 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $95 - $268,598, 0.000% - 7.500%, 09/16/2025 - 06/01/2055, with a total market value of $1,525,928)	1,503,522	1,503,522
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,236,671 (collateralized by various U.S. Treasury Obligations, ranging in par value $824 - $559,086, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $1,253,935)	1,236,224	1,236,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $1,119,360 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $49 - $687,539, 0.000% - 7.500%, 06/12/2025 - 05/20/2055, with a total market value of $1,135,086)	$1,118,955	$1,118,955
TOTAL REPURCHASE AGREEMENTS (Cost $7,153,689)		7,153,689
TOTAL INVESTMENTS — 121.8% (Cost $57,167,174)		$32,423,180

Percentages are based on Net Assets of $26,626,612.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $7,083,051.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $7,153,689. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $532,566.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,269,491	$—	$—	$25,269,491
Repurchase Agreements	—	7,153,689	—	7,153,689
Total Investments in Securities	$25,269,491	$7,153,689	$—	$32,423,180

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.4%
CANADA — 0.6%
Information Technology — 0.6%
Canadian Solar * (A)	2,429	$25,577

CHINA — 64.1%
Consumer Discretionary — 1.0%
Shanghai Aerospace Automobile Electromechanical, Cl A *	47,600	44,020

Industrials — 22.6%
Arctech Solar Holding, Cl A	7,424	43,091
Ginlong Technologies, Cl A	16,750	118,828
GoodWe Technologies, Cl A	3,091	17,245
Ningbo Deye Technology, Cl A	13,320	152,368
Shenzhen Kstar Science And Technology, Cl A	13,400	40,079
Sineng Electric, Cl A	13,261	49,441
Sungrow Power Supply, Cl A	39,740	333,243
Yuneng Technology, Cl A	2,745	15,124
Zhejiang Chint Electrics, Cl A	56,700	172,502
		941,921
Information Technology — 35.6%
CSI Solar, Cl A	21,918	27,178
Flat Glass Group, Cl H	26,100	27,726
GCL System Integration Technology, Cl A *	204,500	62,472
Hainan Drinda New Energy Technology, Cl A *	8,100	42,661
Hangzhou First Applied Material, Cl A	56,144	94,487
Hengdian Group DMEGC Magnetics, Cl A	41,000	73,441
JA Solar Technology, Cl A *	99,004	125,651
Jolywood Suzhou Sunwatt, Cl A	48,100	34,865
LONGi Green Energy Technology, Cl A	171,360	342,166
Risen Energy, Cl A *	50,100	65,672
Shanghai Aiko Solar Energy, Cl A *	68,040	104,682
Shenzhen SC New Energy Technology, Cl A	17,500	125,534
Shenzhen Topraysolar, Cl A	44,000	19,062
TCL Zhonghuan Renewable Energy Technology, Cl A	164,800	173,458
Wuxi Autowell Technology, Cl A	9,912	45,695
Xinyi Solar Holdings	296,400	89,583

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yingkou Jinchen Machinery, Cl A	4,100	$13,550
Zhejiang Akcome New Energy Technology, Cl A * (B)	280,500	—
Zhejiang Sunoren Solar Technology, Cl A	15,400	17,214
		1,485,097
Materials — 1.9%
Henan Yicheng New Energy, Cl A *	77,400	40,948
Hubei Huitian New Materials, Cl A	30,000	36,867
		77,815
Utilities — 3.0%
CECEP Solar Energy, Cl A	138,800	83,646
Jinko Power Technology, Cl A	116,600	42,258
		125,904
TOTAL CHINA		2,674,757
GERMANY — 0.8%
Information Technology — 0.8%
SMA Solar Technology (A)	1,542	34,101

JAPAN — 0.3%
Industrials — 0.3%
West Holdings	1,234	13,512

SOUTH AFRICA — 1.4%
Utilities — 1.4%
Scatec *	6,910	59,177

SOUTH KOREA — 2.9%
Information Technology — 0.3%
HD Hyundai Energy Solutions *	401	14,024

Materials — 2.6%
Hanwha Solutions	5,058	109,247

TOTAL SOUTH KOREA		123,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 1.0%
Utilities — 1.0%
Solaria Energia y Medio Ambiente *	4,623	$39,908

TAIWAN — 0.4%
Information Technology — 0.4%
TSEC	30,577	15,866

TURKEY — 0.7%
Industrials — 0.3%
CW Enerji Muhendislik Ticaret VE Sanayi	30,625	11,215

Utilities — 0.4%
Esenboga Elektrik Uretim *	10,325	17,181

TOTAL TURKEY		28,396
UNITED STATES — 27.2%
Industrials — 11.7%
Array Technologies *	5,995	39,567
Freyr Battery *	11,373	12,397
NEXTracker, Cl A *	6,072	344,222
Shoals Technologies Group, Cl A *	7,966	37,599
Sunrun *	7,418	55,561
		489,346
Information Technology — 15.5%
Enphase Energy *	6,969	288,447
First Solar *	2,018	319,005
SolarEdge Technologies *	2,095	37,417
		644,869
TOTAL UNITED STATES		1,134,215
TOTAL COMMON STOCK (Cost $5,752,965)		4,148,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Solar ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.9%
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $37,278 (collateralized by various U.S. Treasury Obligations, ranging in par value $25 - $16,853, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $37,799) (Cost $37,265)	$37,265	$37,265
TOTAL INVESTMENTS — 100.3% (Cost $5,790,230)		$4,186,045

Percentages are based on Net Assets of $4,174,197.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $35,544.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $37,265. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$4,132,914	$15,866	$—	^	$4,148,780
Repurchase Agreement	—	37,265	—		37,265
Total Investments in Securities	$4,132,914	$53,131	$—		$4,186,045

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Solar ETF

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 15.0%
Utilities — 15.0%
Boralex, Cl A	3,148	$72,281
Innergex Renewable Energy	5,107	50,737
Northland Power	7,021	104,476

TOTAL CANADA		227,494
CHINA — 42.6%
Industrials — 16.8%
Dajin Heavy Industry, Cl A	11,650	44,325
Goldwind Science & Technology, Cl H	22,400	17,368
Jiangsu Haili Wind Power Equipment Technology, Cl A *	1,100	9,647
Jinlei Technology, Cl A	8,750	23,000
Ming Yang Smart Energy Group, Cl A	45,800	63,914
Qingdao Tianneng Heavy Industries, Cl A	20,200	14,557
Sany Renewable Energy, Cl A	4,582	14,939
Shanghai Taisheng Wind Power Equipment, Cl A	26,400	25,221
Titan Wind Energy Suzhou, Cl A	26,300	24,176
Windey Energy Technology Group, Cl A	12,900	18,934
		256,081
Utilities — 25.8%
CECEP Wind-Power, Cl A	114,360	46,527
China Datang Renewable Power, Cl H	60,300	17,379
China Longyuan Power Group, Cl H	79,770	66,225
China Three Gorges Renewables Group, Cl A	276,800	164,889
Jiangsu New Energy Development, Cl A	24,500	51,438
Zhongmin Energy, Cl A	60,800	44,999
		391,457
TOTAL CHINA		647,538
DENMARK — 26.8%
Industrials — 13.8%
Cadeler *	7,661	38,278
Vestas Wind Systems	10,822	170,711
		208,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 13.0%
Orsted *	4,839	$197,589

TOTAL DENMARK		406,578
GERMANY — 4.6%
Industrials — 4.6%
Nordex *	3,421	69,402

INDIA — 2.0%
Utilities — 2.0%
ReNew Energy Global PLC, Cl A *	4,419	30,093

ITALY — 1.3%
Utilities — 1.3%
ERG	977	20,630

SOUTH KOREA — 1.4%
Industrials — 1.4%
CS Wind	581	20,782

SPAIN — 4.3%
Utilities — 4.3%
EDP Renovaveis	6,577	66,004

TURKEY — 0.3%
Utilities — 0.3%
Galata Wind Enerji	7,259	4,240

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 1.4%
Utilities — 1.4%
NextEra Energy Partners	2,406	$21,221

TOTAL COMMON STOCK (Cost $2,150,791)		1,513,982
TOTAL INVESTMENTS — 99.7% (Cost $2,150,791)		$1,513,982

Percentages are based on Net Assets of $1,518,469.

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,145,682	$368,300	$—	$1,513,982
Total Investments in Securities	$1,145,682	$368,300	$—	$1,513,982

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 6.9%
Communication Services — 5.6%
Domain Holdings Australia	5,954	$16,706
REA Group	541	83,458
		100,164
Real Estate — 1.3%
PEXA Group *	2,737	22,387

TOTAL AUSTRALIA		122,551
CHINA — 7.5%
Information Technology — 0.3%
Ming Yuan Cloud Group Holdings	18,490	6,296

Real Estate — 7.2%
KE Holdings ADR	6,925	127,835

TOTAL CHINA		134,131
GERMANY — 12.6%
Communication Services — 6.3%
Scout24	826	112,433

Financials — 1.2%
Hypoport *	95	21,138

Information Technology — 5.1%
Nemetschek	661	91,774

TOTAL GERMANY		225,345
JAPAN — 0.6%
Communication Services — 0.3%
GA Technologies *	467	4,809

Real Estate — 0.3%
SRE Holdings	240	6,495

TOTAL JAPAN		11,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.3%
Communication Services — 3.3%
Hemnet Group	1,880	$59,464

SWITZERLAND — 2.6%
Real Estate — 2.6%
International Workplace Group *	17,547	45,575

UNITED KINGDOM — 5.6%
Communication Services — 5.6%
Rightmove PLC	9,864	99,127

UNITED STATES — 60.7%
Consumer Discretionary — 12.3%
ADT	11,077	92,161
Airbnb, Cl A *	991	127,839
		220,000
Financials — 3.5%
Hippo Holdings *	318	7,492
Rocket, Cl A	3,286	41,897
UWM Holdings	2,898	12,461
		61,850
Industrials — 4.1%
Resideo Technologies *	3,523	72,926

Information Technology — 24.3%
Alarm.com Holdings *	1,147	65,838
Appfolio, Cl A *	384	81,089
Arlo Technologies *	2,306	33,022
Blend Labs, Cl A *	4,996	18,285
Guidewire Software *	711	152,879
Porch Group *	1,441	13,142
Procore Technologies *	986	66,230
SmartRent, Cl A *	4,064	3,431
		433,916

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 16.5%
CoStar Group *	2,124	$156,242
Opendoor Technologies *	14,456	9,428
Zillow Group, Cl C *	1,928	129,388
		295,058
TOTAL UNITED STATES		1,083,750
TOTAL COMMON STOCK (Cost $1,412,478)		1,781,247

	Face Amount
U.S. TREASURY OBLIGATION — 9.8%
U.S. Treasury Bills
4.225%, 07/01/25(A)	$175,000	174,405
TOTAL U.S. TREASURY OBLIGATION (Cost $174,427)		174,405
TOTAL INVESTMENTS — 109.6% (Cost $1,586,905)		$1,955,652

Percentages are based on Net Assets of $1,784,222.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,781,247	$—	$—	$1,781,247
U.S. Treasury Obligation	—	174,405	—	174,405
Total Investments in Securities	$1,781,247	$174,405	$—	$1,955,652

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 0.4%
Industrials — 0.4%
Austal *	1,389,230	$4,935,097
DroneShield * (A)	4,601,537	3,894,137

TOTAL AUSTRALIA		8,829,234
FRANCE — 6.4%
Industrials — 6.4%
Dassault Aviation	108,002	39,087,980
Thales	347,778	105,573,913

TOTAL FRANCE		144,661,893
GERMANY — 10.1%
Industrials — 10.1%
Hensoldt	361,620	37,768,817
Rheinmetall	90,024	192,647,231

TOTAL GERMANY		230,416,048
ISRAEL — 2.7%
Industrials — 2.7%
Elbit Systems	150,712	60,342,187

ITALY — 4.8%
Industrials — 4.8%
Leonardo	1,783,008	109,750,350

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics (A)	33,146	807,431

SOUTH KOREA — 6.9%
Industrials — 6.9%
Hanwha Aerospace	160,292	94,221,071
Hanwha Systems	441,732	14,535,503
Korea Aerospace Industries	422,850	25,621,700
LIG Nex1	73,093	22,727,330

TOTAL SOUTH KOREA		157,105,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 4.7%
Industrials — 4.7%
Saab, Cl B	2,121,154	$107,007,863

TURKEY — 0.5%
Industrials — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret	3,297,868	10,891,555
SDT Uzay VE Savunma Teknolojileri	42,581	191,194

TOTAL TURKEY		11,082,749
UNITED KINGDOM — 11.4%
Industrials — 11.4%
Babcock International Group PLC	2,867,268	36,191,748
BAE Systems PLC	7,401,779	189,800,722
Chemring Group PLC	1,547,779	10,081,415
Cohort	192,307	3,827,779
QinetiQ Group PLC	2,824,937	18,941,105

TOTAL UNITED KINGDOM		258,842,769
UNITED STATES — 51.5%
Industrials — 42.4%
AeroVironment *	271,674	48,366,122
Amentum Holdings *	1,176,226	24,300,829
BlackSky Technology, Cl A *	143,560	1,606,436
BWX Technologies	549,613	69,031,393
General Dynamics	616,460	171,677,945
Huntington Ingalls Industries	234,276	52,257,605
Kratos Defense & Security Solutions *	899,486	33,182,039
L3Harris Technologies	422,677	103,276,898
Leidos Holdings	611,848	90,871,665
Lockheed Martin	369,504	178,241,339
Mercury Systems *	351,643	17,318,418
Moog, Cl A	166,500	30,854,115
National Presto Industries	31,305	2,681,273
Northrop Grumman	205,610	99,673,560
Parsons *	636,220	41,252,505
		964,592,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 9.1%
BigBear.ai Holdings * (A)	1,668,365	$6,940,399
OSI Systems *	94,272	20,655,938
Palantir Technologies, Cl A *	1,336,035	176,062,692
Red Cat Holdings * (A)	417,166	2,482,138
Telos *	268,264	676,025
		206,817,192
TOTAL UNITED STATES		1,171,409,334
TOTAL COMMON STOCK (Cost $1,853,518,039)		2,260,255,462

	Number of Rights

RIGHT — 0.1%
South Korea — 0.1%
Hanwha Areospace(B)
Expires 07/05/2025	12,144	1,117,843
TOTAL RIGHT (Cost $–)		1,117,843

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.1%
Bank of America Securities, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $734,320 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,801 - $858,542, 0.000% - 5.250%, 02/15/2029 - 11/15/2052, with a total market value of $748,694)	$734,055	734,055
Daiwa Capital Markets America, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $734,320 (collateralized by various U.S. Treasury Obligations, ranging in par value $525 - $286,091, 0.000% - 4.625%, 09/16/2025 - 05/15/2053, with a total market value of $744,601)	734,055	734,055

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $734,320 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,983 - $451,844, 4.250% - 4.625%, 11/30/2026 - 05/31/2031, with a total market value of $738,398)	$734,055	$734,055
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $187,489 (collateralized by various U.S. Treasury Obligations, ranging in par value $125 - $84,762, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $190,106)	187,421	187,421
Mizuho Securities USA LLC 4.330%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $734,320 (collateralized by various U.S. Treasury Obligations, ranging in par value $292,647 - $461,864, 3.500% - 3.750%, 04/15/2028 - 04/30/2030, with a total market value of $745,772)	734,055	734,055
TOTAL REPURCHASE AGREEMENTS (Cost $3,123,641)		3,123,641
TOTAL INVESTMENTS — 99.6% (Cost $1,856,641,680)		$2,264,496,946

Percentages are based on Net Assets of $2,274,558,006.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $6,413,975.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $3,123,641. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $3,281,999.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Defense Tech ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,199,913,275	$60,342,187	$—	$2,260,255,462
Right	—	—	1,117,843	1,117,843
Repurchase Agreements	—	3,123,641	—	3,123,641
Total Investments in Securities	$2,199,913,275	$63,465,828	$1,117,843	$2,264,496,946

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 0.8%
Industrials — 0.8%
Aurizon Holdings	13,568	$25,758

AUSTRIA — 0.9%
Industrials — 0.3%
Strabag	119	10,470

Materials — 0.6%
voestalpine	779	20,499

TOTAL AUSTRIA		30,969
BRAZIL — 0.7%
Materials — 0.7%
Cia Siderurgica Nacional	4,500	6,477
Gerdau ADR	6,253	16,445

TOTAL BRAZIL		22,922
CANADA — 8.1%
Industrials — 8.1%
AtkinsRealis Group	1,145	74,948
Canadian National Railway	944	99,044
Canadian Pacific Kansas City	1,250	101,904

TOTAL CANADA		275,896
CHINA — 2.4%
Industrials — 1.2%
China Communications Services, Cl H	17,900	10,318
China Energy Engineering, Cl H	46,200	5,951
China Lesso Group Holdings	7,500	3,759
China Railway Group, Cl H	29,300	13,227
Zoomlion Heavy Industry Science and Technology, Cl H	10,800	8,126
		41,381
Materials — 1.2%
Angang Steel, Cl H *	10,000	2,002
Anhui Conch Cement, Cl H	9,607	25,054

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China National Building Material, Cl H	27,200	$12,141
Maanshan Iron & Steel, Cl H *	10,000	2,244
		41,441
TOTAL CHINA		82,822
DENMARK — 1.1%
Industrials — 1.1%
NKT *	418	35,752

FRANCE — 6.6%
Industrials — 6.6%
Eiffage	669	91,974
Nexans	273	31,395
Vinci	718	102,582

TOTAL FRANCE		225,951
GERMANY — 2.8%
Materials — 2.8%
Heidelberg Materials	489	95,734

HONG KONG — 1.5%
Communication Services — 1.5%
China Tower, Cl H	34,940	51,865

INDIA — 20.4%
Communication Services — 1.3%
Indus Towers *	9,646	43,301

Industrials — 6.2%
Action Construction Equipment	263	3,838
Afcons Infrastructure *	1,058	5,230
IRB Infrastructure Developers	13,600	8,148
IRCON International	1,974	4,404
Kalpataru Projects International	729	9,701
KEC International	883	8,589
KEI Industries	447	18,858
Larsen & Toubro	2,417	103,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Polycab India	479	$33,534
Rail Vikas Nigam	3,503	16,601
		212,704
Materials — 12.9%
Ambuja Cements	5,813	37,599
Dalmia Bharat	534	12,583
Jindal Stainless	1,960	14,767
Jindal Steel & Power	2,580	28,608
JK Cement	267	17,153
JSW Steel	6,832	79,318
Ramco Cements	922	10,515
Shree Cement	72	24,900
Steel Authority of India	10,039	15,154
Tata Steel	55,357	104,161
UltraTech Cement	732	95,889
		440,647
TOTAL INDIA		696,652
ISRAEL — 0.2%
Industrials — 0.2%
Shapir Engineering and Industry	919	7,087

ITALY — 6.4%
Communication Services — 0.9%
Infrastrutture Wireless Italiane	2,515	29,494

Energy — 0.8%
Saipem	10,295	25,513

Industrials — 3.8%
Maire	1,088	13,871
Prysmian	1,672	107,435
Webuild	2,384	9,716
		131,022

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.9%
Buzzi	589	$30,237

TOTAL ITALY		216,266
JAPAN — 14.4%
Industrials — 5.7%
COMSYS Holdings	737	16,957
EXEO Group	1,286	16,403
Hitachi Construction Machinery	723	22,062
INFRONEER Holdings	1,359	11,099
Komatsu	3,438	105,360
Penta-Ocean Construction	1,800	10,909
SHO-BOND Holdings	324	10,998
		193,788
Materials — 8.7%
JFE Holdings	4,170	49,461
Maruichi Steel Tube	351	8,458
Nippon Steel	5,149	103,768
Shin-Etsu Chemical	3,178	102,215
Taiheiyo Cement	831	21,360
Yamato Kogyo	221	13,100
		298,362
TOTAL JAPAN		492,150
LUXEMBOURG — 2.6%
Materials — 2.6%
ArcelorMittal	2,952	89,546

MALAYSIA — 1.4%
Industrials — 1.4%
Gamuda	33,600	36,075
IJM	19,000	11,159

TOTAL MALAYSIA		47,234
MEXICO — 2.4%
Materials — 2.4%
Cemex ADR	10,644	72,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ternium ADR	292	$7,995

TOTAL MEXICO		80,906
NETHERLANDS — 0.8%
Industrials — 0.8%
Aalberts	744	25,964

POLAND — 0.5%
Industrials — 0.5%
Budimex	103	17,159

SOUTH KOREA — 5.2%
Industrials — 1.9%
Doosan Bobcat	353	12,025
KEPCO Engineering & Construction	128	5,826
LS Electric	105	19,216
Samsung E&A	1,190	18,760
Taihan Electric Wire *	804	7,447
		63,274
Materials — 3.3%
Hyundai Steel	641	13,102
POSCO Holdings	557	100,928
		114,030
TOTAL SOUTH KOREA		177,304
SPAIN — 4.8%
Communication Services — 3.1%
Cellnex Telecom	2,743	105,004

Industrials — 0.5%
Sacyr	3,994	16,160

Materials — 0.4%
Acerinox	1,313	15,517

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.8%
Acciona	173	$27,889

TOTAL SPAIN		164,570
SWEDEN — 4.4%
Industrials — 3.6%
AFRY	722	12,749
Epiroc, Cl A	4,511	100,741
Peab, Cl B	1,203	10,301
		123,791

Materials — 0.8%
SSAB, Cl B	4,556	26,990

TOTAL SWEDEN		150,781
SWITZERLAND — 0.4%
Information Technology — 0.4%
Landis+Gyr Group	208	13,115

TAIWAN — 2.8%
Materials — 2.8%
Asia Cement	16,840	23,516
Goldsun Building Materials	7,300	10,170
TCC Group Holdings	54,083	52,967
Tung Ho Steel Enterprise	4,030	8,674

TOTAL TAIWAN		95,327
TURKEY — 0.1%
Materials — 0.1%
Oyak Cimento Fabrikalari *	7,241	3,875

UNITED ARAB EMIRATES — 0.4%
Industrials — 0.4%
NMDC Group PJSC	1,794	12,777

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.1%
Industrials — 0.7%
Balfour Beatty	3,842	$25,895

Materials — 0.4%
Breedon Group PLC	2,126	13,079

TOTAL UNITED KINGDOM		38,974
UNITED STATES — 6.3%
Industrials — 3.0%
Ferrovial	2,026	103,133

Materials — 3.3%
Holcim	898	99,490
Titan Cement International	258	11,716
		111,206
TOTAL UNITED STATES		214,339
TOTAL COMMON STOCK (Cost $3,178,986)		3,391,695
TOTAL INVESTMENTS — 99.5% (Cost $3,178,986)		$3,391,695

Percentages are based on Net Assets of $3,408,223.

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,253,529	$138,166	$—	$3,391,695
Total Investments in Securities	$3,253,529	$138,166	$—	$3,391,695

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Millennial Consumer ETF		Global X Aging Population ETF	Global X FinTech ETF		Global X Internet of Things ETF
Assets:
Cost of Investments	$122,349,845		$56,358,859	$347,731,213		$202,346,630
Cost of Repurchase Agreement	947,062		—	16,160,902		926
Cost (Proceeds) of Foreign Currency	—		2,310	20,047		—
Investments, at Value	$121,641,146	*	$56,580,896	$280,766,980	*	$216,189,052	*
Repurchase Agreement, at Value	947,062		—	16,160,902		926
Cash	109,623		71,203	183,184		117,684
Foreign Currency, at Value	—		2,321	19,843		—
Dividend, Interest, and Securities Lending Income Receivable	23,103		62,985	122,309		255,505
Reclaim Receivable	—		100,240	213,176		245,250
Total Assets	122,720,934		56,817,645	297,466,394		216,808,417
Liabilities:
Obligation to Return Securities Lending Collateral	1,856,080		—	16,160,902		926
Payable due to Investment Adviser	50,276		24,084	159,933		124,429
Unrealized Depreciation on Spot Contracts	—		—	—		17
Total Liabilities	1,906,356		24,084	16,320,835		125,372
Net Assets	$120,814,578		$56,793,561	$281,145,559		$216,683,045
Net Assets Consist of:
Paid-in Capital	$135,218,616		$60,678,490	$536,757,925		$211,105,945
Total Distributable Earnings (Accumulated Losses)	(14,404,038)		(3,884,929)	(255,612,366)		5,577,100
Net Assets	$120,814,578		$56,793,561	$281,145,559		$216,683,045
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,590,000		1,810,000	9,160,000		6,130,000
Net Asset Value, Offering and Redemption Price Per Share	$46.65		$31.38	$30.69		$35.35
*Includes Market Value of Securities on Loan	$1,757,372		$—	$15,379,981		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF		Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Assets:
Cost of Investments	$2,671,584,272	$7,053,431,067		$447,734,401	$2,864,658,709
Cost of Repurchase Agreement	126,012,227	5,257,411		30,857,129	27,855,751
Cost (Proceeds) of Foreign Currency	(20,605)	—		(5,565)	1,287,145
Investments, at Value	$2,533,427,021 *	$8,171,080,222	*	$292,750,742 *	$3,206,628,703	*
Repurchase Agreement, at Value	126,012,227	5,257,411		30,857,129	27,855,751
Cash	4,001,103	6,080,594		559,914	1,302,670
Foreign Currency, at Value	—	—		—	1,287,237
Reclaim Receivable	6,729,824	191,151		535,197	341,630
Dividend, Interest, and Securities Lending Income Receivable	5,130,321	9,424,505		734,228	1,596,213
Receivable for Investment Securities Sold	4,388,148	3,313,456		953,797	—
Unrealized Appreciation on Spot Contracts	841	—		509	124
Cash pledged as collateral on Futures Contracts	1,218,351	194,035		—	—
Total Assets	2,680,907,836	8,195,541,374		326,391,516	3,239,012,328
Liabilities:
Obligation to Return Securities Lending Collateral	126,012,227	10,303,636		30,857,129	27,855,751
Payable for Capital Shares Redeemed	4,399,045	3,321,177		898,182	—
Payable due to Investment Adviser	1,431,835	3,199,965		171,831	1,791,782
Payable for Variation Margin on Futures Contracts	22,225	9,215		—	—
Overdraft of Foreign Currency	20,674	—		5,610	—
Payable for Investment Securities Purchased	—	—		1	70,987
Due to Custodian	—	—		272	—
Total Liabilities	131,886,006	16,833,993		31,933,025	29,718,520
Net Assets	$2,549,021,830	$8,178,707,381		$294,458,491	$3,209,293,808
Net Assets Consist of:
Paid-in Capital	$3,198,831,924	$6,366,154,349		$661,950,380	$2,763,769,343
Total Distributable Earnings (Accumulated Losses)	(649,810,094)	1,812,553,032		(367,491,889)	445,524,465
Net Assets	$2,549,021,830	$8,178,707,381		$294,458,491	$3,209,293,808
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	82,220,000	197,010,000		13,350,002	79,580,002
Net Asset Value, Offering and Redemption Price Per Share	$31.00	$41.51		$22.06	$40.33
*Includes Market Value of Securities on Loan	$136,309,201	$10,124,232		$29,582,425	$25,855,307

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Cybersecurity ETF		Global X Dorsey Wright Thematic ETF
Assets:
Cost of Investments	$71,807,155		$443,793,700		$938,066,902		$—
Cost of Affiliated Investments	—		—		—		8,954,905
Cost of Repurchase Agreement	2,090,469		307,425		11,649,675		1,013,837
Investments, at Value	$40,971,852	*	$336,964,182	*	$1,081,123,315	*	$—
Affiliated Investments, at Value	—		—		—		9,771,690	*
Repurchase Agreement, at Value	2,090,469		307,425		11,649,675		1,013,837
Cash	52,076		538,830		599,515		1,969
Dividend, Interest, and Securities Lending Income Receivable	10,818		53,591		801,784		535
Reclaim Receivable	—		551		17,537		—
Receivable due from Investment Adviser	—		—		—		310
Cash pledged as collateral on Futures Contracts	—		—		69,620		—
Total Assets	43,125,215		337,864,579		1,094,261,446		10,788,341
Liabilities:
Obligation to Return Securities Lending Collateral	2,090,469		602,500		11,649,675		1,013,837
Payable due to Investment Adviser	17,981		199,884		449,622		—
Payable for Variation Margin on Futures Contracts	—		—		1,270		—
Custodian Fees Payable	4		82		666		117
Total Liabilities	2,108,454		802,466		12,101,233		1,013,954
Net Assets	$41,016,761		$337,062,113		$1,082,160,213		$9,774,387
Net Assets Consist of:
Paid-in Capital	$207,616,789		$733,147,933		$1,211,088,107		$66,632,480
Total Accumulated Losses	(166,600,028)		(396,085,820)		(128,927,894)		(56,858,093)
Net Assets	$41,016,761		$337,062,113		$1,082,160,213		$9,774,387
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,280,000		14,700,000		31,020,000		400,000
Net Asset Value, Offering and Redemption Price Per Share	$7.77		$22.93		$34.89		$24.44
*Includes Market Value of Securities on Loan	$1,959,195		$558,500		$9,214,128		$897,250

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Video Games & Esports ETF	Global X HealthTech ETF		Global X CleanTech ETF	Global X Data Center & Digital Infrastructure ETF
Assets:
Cost of Investments	$160,440,840	$53,477,354		$61,840,518	$237,807,429
Cost of Repurchase Agreement	13,067,471	946,209		2,740,505	26,772,913
Cost (Proceeds) of Foreign Currency	(807)	1,853		(582)	94,537
Investments, at Value	$146,148,289 *	$39,180,680	*	$19,448,857 *	$244,689,602	*
Repurchase Agreement, at Value	13,067,471	946,209		2,740,505	26,772,913
Cash	100,068	68,502		33,246	339,079
Foreign Currency, at Value	—	1,853		—	94,537
Receivable for Capital Shares Sold	2,940,138	418,122		—	—
Dividend, Interest, and Securities Lending Income Receivable	367,572	52,369		9,059	520,724
Reclaim Receivable	20,511	13,978		12,337	—
Unrealized Appreciation on Spot Contracts	16	—		—	—
Total Assets	162,644,065	40,681,713		22,244,004	272,416,855
Liabilities:
Obligation to Return Securities Lending Collateral	13,067,471	1,854,409		2,740,505	26,772,913
Payable for Investment Securities Purchased	2,810,345	449,427		473,444	231,091
Payable due to Investment Adviser	54,788	15,665		8,285	100,731
Overdraft of Foreign Currency	788	—		580	—
Unrealized Depreciation on Spot Contracts	—	4		—	218
Custodian Fees Payable	9	46		2	18
Total Liabilities	15,933,401	2,319,551		3,222,816	27,104,971
Net Assets	$146,710,664	$38,362,162		$19,021,188	$245,311,884
Net Assets Consist of:
Paid-in Capital	$245,875,028	$198,495,769		$142,446,068	$246,644,210
Total Accumulated Losses	(99,164,364)	(160,133,607)		(123,424,880)	(1,332,326)
Net Assets	$146,710,664	$38,362,162		$19,021,188	$245,311,884
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,990,000	3,670,000		2,880,000	14,260,000
Net Asset Value, Offering and Redemption Price Per Share	$29.40	$10.45		$6.60	$17.20
*Includes Market Value of Securities on Loan	$12,443,821	$1,804,805		$2,518,416	$29,582,425

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF		Global X Blockchain ETF		Global X Hydrogen ETF
Assets:
Cost of Investments	$9,308,907	$9,202,033		$142,684,153		$50,013,485
Cost of Repurchase Agreement	—	229,148		44,495,880		7,153,689
Cost (Proceeds) of Foreign Currency	761	367		—		(624)
Investments, at Value	$10,801,307	$8,842,884	*	$146,639,925	*	$25,269,491 *
Repurchase Agreement, at Value	—	229,148		44,495,880		7,153,689
Cash	1,511	15,389		9,396		25,797
Foreign Currency, at Value	761	370		—		—
Dividend, Interest, and Securities Lending Income Receivable	35,105	9,623		217,367		79,059
Reclaim Receivable	182	1,641		7,863		4,690
Unrealized Appreciation on Spot Contracts	—	—		—		203
Receivable for Investment Securities Sold	—	1,036,852		—		6,130,633
Total Assets	10,838,866	10,135,907		191,370,431		38,663,562
Liabilities:
Obligation to Return Securities Lending Collateral	—	229,148		44,495,880		7,153,689
Payable for Investment Securities Purchased	199,345	1,068,623		—		4,871,606
Payable due to Investment Adviser	4,471	3,679		64,163		11,028
Overdraft of Foreign Currency	—	—		—		627
Unrealized Depreciation on Spot Contracts	—	488		—		—
Total Liabilities	203,816	1,301,938		44,560,043		12,036,950
Net Assets	$10,635,050	$8,833,969		$146,810,388		$26,626,612
Net Assets Consist of:
Paid-in Capital	$9,662,617	$13,729,589		$303,547,618		$97,624,301
Total Distributable Earnings (Accumulated Losses)	972,433	(4,895,620)		(156,737,230)		(70,997,689)
Net Assets	$10,635,050	$8,833,969		$146,810,388		$26,626,612
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	580,000	830,000		3,545,860		1,449,895
Net Asset Value, Offering and Redemption Price Per Share	$18.34	$10.64		$41.40		$18.36
*Includes Market Value of Securities on Loan	$—	$218,393		$41,172,121		$7,083,051

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Solar ETF		Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Assets:
Cost of Investments	$5,752,965		$2,150,791	$1,586,905	$1,853,518,039
Cost of Repurchase Agreement	37,265		—	—	3,123,641
Cost (Proceeds) of Foreign Currency	2,990		—	163	137,582
Investments, at Value	$4,148,780	*	$1,513,982	$1,955,652	$2,261,373,305	*
Repurchase Agreement, at Value	37,265		—	—	3,123,641
Cash	4,715		2,430	2,752	—
Foreign Currency, at Value	2,990		4	163	137,597
Receivable for Investment Securities Sold	751,722		427,932	—	564,418,574
Dividend, Interest, and Securities Lending Income Receivable	253		875	257	2,086,866
Reclaim Receivable	246		249	581	312,810
Unrealized Appreciation on Spot Contracts	115		151	—	43,031
Receivable for Capital Shares Sold	—		—	—	326,537,661
Total Assets	4,946,086		1,945,623	1,959,405	3,158,033,485
Liabilities:
Obligation to Return Securities Lending Collateral	37,265		—	—	3,123,641
Payable for Investment Securities Purchased	732,808		426,525	174,427	546,398,545
Payable due to Investment Adviser	1,816		629	756	836,942
Payable for Capital Shares Redeemed	—		—	—	312,988,737
Overdraft of Foreign Currency	—		—	—	20,127,614
Total Liabilities	771,889		427,154	175,183	883,475,479
Net Assets	$4,174,197		$1,518,469	$1,784,222	$2,274,558,006
Net Assets Consist of:
Paid-in Capital	$10,069,275		$4,897,857	$1,348,968	$1,727,495,265
Total Distributable Earnings (Accumulated Losses)	(5,895,078)		(3,379,388)	435,254	547,062,741
Net Assets	$4,174,197		$1,518,469	$1,784,222	$2,274,558,006
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	500,000		130,000	50,000	39,980,000
Net Asset Value, Offering and Redemption Price Per Share	$8.35		$11.68	$35.68	$56.89
*Includes Market Value of Securities on Loan	$35,544		$—	$—	$6,413,975

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

Global X Infrastructure Development ex- U.S. ETF
Assets:
Cost of Investments	$3,178,986
Cost (Proceeds) of Foreign Currency	(63)
Investments, at Value	$3,391,695
Cash	5,647
Receivable for Investment Securities Sold	309,524
Dividend, Interest, and Securities Lending Income Receivable	8,413
Reclaim Receivable	1,543
Unrealized Appreciation on Spot Contracts	41
Total Assets	3,716,863
Liabilities:
Payable for Investment Securities Purchased	307,006
Payable due to Investment Adviser	1,571
Overdraft of Foreign Currency	63
Total Liabilities	308,640
Net Assets	$3,408,223
Net Assets Consist of:
Paid-in Capital	$3,238,242
Total Distributable Earnings	169,981
Net Assets	$3,408,223
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	130,000
Net Asset Value, Offering and Redemption Price Per Share	$26.22
*Includes Market Value of Securities on Loan	$10,303,636

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF	Global X Internet of Things ETF
Investment Income:
Dividend Income	$353,445	$481,889	$906,447	$1,496,840
Interest Income	2,611	1,347	3,291	2,415
Security Lending Income, Net	5,232	—	56,373	27,819
Less: Foreign Taxes Withheld	—	(25,372)	(75,508)	(95,827)
Total Investment Income	361,288	457,864	890,603	1,431,247
Expenses:
Supervision and Administration Fees(1)	300,858	146,302	1,009,694	755,161
Custodian Fees(2)	132	72	1,490	2,315
Total Expenses	300,990	146,374	1,011,184	757,476
Net Investment Income (Loss)	60,298	311,490	(120,581)	673,771
Net Realized Gain (Loss) on:
Investments(3)	(1,266,212)	(555,535)	(2,304,485)	12,985,287
Foreign Currency Transactions	—	429	197	11,487
Net Realized Gain (Loss)	(1,266,212)	(555,106)	(2,304,288)	12,996,774
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	411,546	(603,353)	(30,046,908)	(17,512,061)
Foreign Currency Translations	—	9,012	16,963	16,335
Net Change in Unrealized Appreciation (Depreciation)	411,546	(594,341)	(30,029,945)	(17,495,726)
Net Realized and Unrealized Gain (Loss)	(854,666)	(1,149,447)	(32,334,233)	(4,498,952)
Net Decrease in Net Assets Resulting from Operations	$(794,368)	$(837,957)	$(32,454,814)	$(3,825,181)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Investment Income:
Dividend Income	$13,098,103	$48,740,691	$3,054,875	$12,969,457
Interest Income	64,366	175,614	11,665	82,447
Security Lending Income, Net	4,501,465	224,580	788,006	376,208
Less: Foreign Taxes Withheld	(1,001,312)	—	20,066	(871,040)
Total Investment Income	16,662,622	49,140,885	3,874,612	12,557,072
Expenses:
Supervision and Administration Fees(1)	8,718,933	19,467,867	1,159,801	9,794,368
Custodian Fees(2)	45,715	532	3,602	10,402
Total Expenses	8,764,648	19,468,399	1,163,403	9,804,770
Net Investment Income	7,897,974	29,672,486	2,711,209	2,752,302
Net Realized Gain (Loss) on:
Investments(3)	3,873,099	686,981,844	(63,455,497)	133,870,627
Futures Contracts	(313,241)	(1,852,116)	—	—
Foreign Currency Transactions	(112,358)	—	(18,725)	234,246
Net Realized Gain (Loss)	3,447,500	685,129,728	(63,474,222)	134,104,873
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(210,244,320)	(1,656,099,586)	40,998,155	(43,824,501)
Futures Contracts	811,989	(144,668)	—	—
Foreign Currency Translations	762,652	—	63,380	50,942
Net Change in Unrealized Appreciation (Depreciation)	(208,669,679)	(1,656,244,254)	41,061,535	(43,773,559)
Net Realized and Unrealized Gain (Loss)	(205,222,179)	(971,114,526)	(22,412,687)	90,331,314
Net Increase (Decrease) in Net Assets Resulting from Operations	$(197,324,205)	$(941,442,040)	$(19,701,478)	$93,083,616

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cybersecurity ETF	Global X Dorsey Wright Thematic ETF
Investment Income:
Dividend Income	$134,199	$212,078	$2,867,294	$—
Dividend Income, from Affiliated Investments	—	—	—	72,231
Interest Income	1,699	4,966	20,426	203
Security Lending Income, Net	49,870	23,045	40,377	18,040
Less: Foreign Taxes Withheld	4,719	(1,036)	(240,441)	—
Total Investment Income	190,487	239,053	2,687,656	90,474
Expenses:
Supervision and Administration Fees(1)	148,184	1,176,824	2,234,687	30,467
Custodian Fees(2)	58	277	1,167	118
Total Expenses	148,242	1,177,101	2,235,854	30,585
Net Investment Income (Loss)	42,245	(938,048)	451,802	59,889
Net Realized Gain (Loss) on:
Investments(3)	(32,716,996)	4,148,668	(32,151,208)	42,793
Affiliated Investments	—	—	—	(6,918,104)
Futures Contracts	—	—	(59,619)	—
Foreign Currency Transactions	(1,036)	(158)	(67,626)	—
Payment from Adviser(4)	—	—	—	34,664
Net Realized Gain (Loss)	(32,718,032)	4,148,510	(32,278,453)	(6,840,647)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,245,177	(27,051,163)	74,845,624	—
Affiliated Investments	—	—	—	5,994,301
Futures Contracts	—	—	(1,299)	—
Foreign Currency Translations	—	7	18,270	—
Net Change in Unrealized Appreciation (Depreciation)	12,245,177	(27,051,156)	74,862,595	5,994,301
Net Realized and Unrealized Gain (Loss)	(20,472,855)	(22,902,646)	42,584,142	(846,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,430,610)	$(23,840,694)	$43,035,944	$(786,457)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Video Games & Esports ETF	Global X HealthTech ETF	Global X CleanTech ETF	Global X Data Center & Digital Infrastructure ETF
Investment Income:
Dividend Income	$1,076,531	$519,872	$87,892	$1,804,488
Interest Income	3,592	945	581	6,777
Security Lending Income, Net	56,161	27,308	56,142	91,859
Less: Foreign Taxes Withheld	33,801	(7,057)	(13,212)	(65,261)
Total Investment Income	1,170,085	541,068	131,403	1,837,863
Expenses:
Supervision and Administration Fees(1)	270,176	117,732	66,792	508,440
Custodian Fees(2)	492	1,795	468	1,528
Total Expenses	270,668	119,527	67,260	509,968
Net Investment Income	899,417	421,541	64,143	1,327,895
Net Realized Gain (Loss) on:
Investments(3)	(11,063,550)	(25,808,106)	(27,057,698)	(343,716)
Foreign Currency Transactions	(13,386)	(1,967)	(4,574)	15,516
Net Realized Gain (Loss)	(11,076,936)	(25,810,073)	(27,062,272)	(328,200)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	31,989,702	25,349,251	23,221,357	(3,975,542)
Foreign Currency Translations	12,516	1,979	1,894	(975)
Net Change in Unrealized Appreciation (Depreciation)	32,002,218	25,351,230	23,223,251	(3,976,517)
Net Realized and Unrealized Gain (Loss)	20,925,282	(458,843)	(3,839,021)	(4,304,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,824,699	$(37,302)	$(3,774,878)	$(2,976,822)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Investment Income:
Dividend Income	$98,766	$67,291	$142,870	$39,754
Interest Income	184	322	13,056	2,141
Security Lending Income, Net	—	4,838	518,858	527,066
Less: Foreign Taxes Withheld	(1,474)	(4,998)	(14,241)	341
Total Investment Income	97,476	67,453	660,543	569,302
Expenses:
Supervision and Administration Fees(1)	25,162	17,851	402,927	77,736
Custodian Fees(2)	83	4	1,263	253
Total Expenses	25,245	17,855	404,190	77,989
Net Investment Income	72,231	49,598	256,353	491,313
Net Realized Gain (Loss) on:
Investments(3)	118,319	(6,724)	(2,806,082)	(13,840,673)
Foreign Currency Transactions	(826)	476	(2,134)	(4,296)
Net Realized Gain (Loss)	117,493	(6,248)	(2,808,216)	(13,844,969)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(144,695)	94,414	(85,044,502)	2,280,514
Foreign Currency Translations	127	(322)	4,967	792
Net Change in Unrealized Appreciation (Depreciation)	(144,568)	94,092	(85,039,535)	2,281,306
Net Realized and Unrealized Gain (Loss)	(27,075)	87,844	(87,847,751)	(11,563,663)
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,156	$137,442	$(87,591,398)	$(11,072,350)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Solar ETF	Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Investment Income:
Dividend Income	$9,086	$9,735	$4,607	$8,941,795
Interest Income	151	42	25	29,611
Security Lending Income, Net	1,777	84	—	41,329
Reclaim Income	—	752	—	—
Less: Foreign Taxes Withheld	(1,943)	(2,186)	(210)	(604,048)
Total Investment Income	9,071	8,427	4,422	8,408,687
Expenses:
Supervision and Administration Fees(1)	13,221	4,135	4,330	2,810,672
Custodian Fees(2)	40	3	1	929
Total Expenses	13,261	4,138	4,331	2,811,601
Net Investment Income (Loss)	(4,190)	4,289	91	5,597,086
Net Realized Gain (Loss) on:
Investments(3)	(1,253,417)	(472,407)	54,892	136,203,995
Foreign Currency Transactions	1,221	(20)	(1)	6,846
Net Realized Gain (Loss)	(1,252,196)	(472,427)	54,891	136,210,841
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	137,748	387,466	(79,103)	350,490,616
Foreign Currency Translations	132	171	41	59,260
Net Change in Unrealized Appreciation (Depreciation)	137,880	387,637	(79,062)	350,549,876
Net Realized and Unrealized Gain (Loss)	(1,114,316)	(84,790)	(24,171)	486,760,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,118,506)	$(80,501)	$(24,080)	$492,357,803

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF
Investment Income:
Dividend Income	$41,257
Interest Income	262
Less: Foreign Taxes Withheld	(5,375)
Total Investment Income	36,144
Expenses:
Supervision and Administration Fees(1)	6,624
Custodian Fees(2)	44
Total Expenses	6,668
Net Investment Income	29,476
Net Realized Gain (Loss) on:
Investments(3)	(64,295)
Foreign Currency Transactions	(2,298)
Net Realized Gain (Loss)	(66,593)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	304,041
Foreign Currency Translations	467
Net Change in Unrealized Appreciation (Depreciation)	304,508
Net Realized and Unrealized Gain (Loss)	237,915
Net Increase in Net Assets Resulting from Operations	$267,391

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$60,298	$358,535	$311,490	$473,830
Net Realized Gain (Loss)	(1,266,212)	7,440,234	(555,106)	2,021,927
Net Change in Unrealized Appreciation (Depreciation)	411,546	34,290,075	(594,341)	7,689,923
Net Increase (Decrease) in Net Assets Resulting from Operations	(794,368)	42,088,844	(837,957)	10,185,680
Distributions:	(230,762)	(409,955)	(279,179)	(438,748)

Capital Share Transactions:
Issued	3,545,777	17,677,930	867	11,786,435
Redeemed	(12,737,072)	(33,819,173)	(3,992,420)	(13,226,750)
Decrease in Net Assets from Capital Share Transactions	(9,191,295)	(16,141,243)	(3,991,553)	(1,440,315)
Total Increase (Decrease) in Net Assets	(10,216,425)	25,537,646	(5,108,689)	8,306,617

Net Assets:
Beginning of Year/Period	131,031,003	105,493,357	61,902,250	53,595,633
End of Year/Period	$120,814,578	$131,031,003	$56,793,561	$61,902,250

Share Transactions:
Issued	80,000	470,000	—	390,000
Redeemed	(280,000)	(890,000)	(130,000)	(440,000)
Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(420,000)	(130,000)	(50,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$(120,581)	$227,547	$673,771	$1,394,186
Net Realized Gain (Loss)	(2,304,288)	(34,155,171)	12,996,774	12,008,509
Net Change in Unrealized Appreciation (Depreciation)	(30,029,945)	169,039,280	(17,495,726)	18,511,568
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,454,814)	135,111,656	(3,825,181)	31,914,263
Distributions:	(1,677,055)	(709,172)	(1,195,538)	(1,821,857)

Capital Share Transactions:
Issued	2,915,139	40,238,180	22,168,769	24,843
Redeemed	(37,094,662)	(176,661,379)	(41,187,139)	(76,882,333)
Decrease in Net Assets from Capital Share Transactions	(34,179,523)	(136,423,199)	(19,018,370)	(76,857,490)
Total Decrease in Net Assets	(68,311,392)	(2,020,715)	(24,039,089)	(46,765,084)

Net Assets:
Beginning of Year/Period	349,456,951	351,477,666	240,722,134	287,487,218
End of Year/Period	$281,145,559	$349,456,951	$216,683,045	$240,722,134

Share Transactions:
Issued	90,000	1,480,000	660,000	—
Redeemed	(1,220,000)	(6,900,000)	(1,190,000)	(2,200,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,130,000)	(5,420,000)	(530,000)	(2,200,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X U.S. Infrastructure Development ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$7,897,974	$2,012,671	$29,672,486	$45,807,986
Net Realized Gain (Loss)	3,447,500	437,616,289	685,129,728	402,674,143
Net Change in Unrealized Appreciation (Depreciation)	(208,669,679)	115,781,926	(1,656,244,254)	2,221,107,642
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,324,205)	555,410,886	(941,442,040)	2,669,589,771
Distributions:	—	(1,998,947)	(29,555,222)	(41,670,377)
Return of Capital:	—	(2,145,659)	—	—

Capital Share Transactions:
Issued	334,918,107	886,400,690	1,361,330,618	2,919,209,785
Redeemed	(237,040,111)	(1,059,022,563)	(1,927,479,467)	(985,071,513)
Increase (Decrease) in Net Assets from Capital Share Transactions	97,877,996	(172,621,873)	(566,148,849)	1,934,138,272
Total Increase (Decrease) in Net Assets	(99,446,209)	378,644,407	(1,537,146,111)	4,562,057,666

Net Assets:
Beginning of Year/Period	2,648,468,039	2,269,823,632	9,715,853,492	5,153,795,826
End of Year/Period	$2,549,021,830	$2,648,468,039	$8,178,707,381	$9,715,853,492

Share Transactions:
Issued	10,440,000	28,080,000	32,710,000	75,500,000
Redeemed	(7,870,000)	(34,190,000)	(48,240,000)	(26,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,570,000	(6,110,000)	(15,530,000)	48,950,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$2,711,209	$6,570,704	$2,752,302	$3,449,900
Net Realized Gain (Loss)	(63,474,222)	(18,087,155)	134,104,873	89,690,512
Net Change in Unrealized Appreciation (Depreciation)	41,061,535	35,482,941	(43,773,559)	338,424,963
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,701,478)	23,966,490	93,083,616	431,565,375
Distributions:	(4,884,317)	(10,410,110)	(737,324)	(3,035,733)

Capital Share Transactions:
Issued	34,309	41,024,642	1,035,092,607	1,544,919,362
Redeemed	(96,062,815)	(337,253,139)	(408,834,645)	(272,634,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	(96,028,506)	(296,228,497)	626,257,962	1,272,284,679
Total Increase (Decrease) in Net Assets	(120,614,301)	(282,672,117)	718,604,254	1,700,814,321

Net Assets:
Beginning of Year/Period	415,072,792	697,744,909	2,490,689,554	789,875,233
End of Year/Period	$294,458,491	$415,072,792	$3,209,293,808	$2,490,689,554

Share Transactions:
Issued	—	1,780,000	25,620,000	45,800,000
Redeemed	(4,210,000)	(14,310,000)	(10,310,000)	(8,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,210,000)	(12,530,000)	15,310,000	37,700,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$42,245	$(209,861)	$(938,048)	$(2,588,014)
Net Realized Gain (Loss)	(32,718,032)	(4,294,029)	4,148,510	(99,311,086)
Net Change in Unrealized Appreciation (Depreciation)	12,245,177	7,941,313	(27,051,156)	152,128,322
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,430,610)	3,437,423	(23,840,694)	50,229,222

Capital Share Transactions:
Issued	—	12,339,951	49,355,806	81,157,472
Redeemed	(17,709,105)	(29,649,944)	(64,951,009)	(336,051,126)
Decrease in Net Assets from Capital Share Transactions	(17,709,105)	(17,309,993)	(15,595,203)	(254,893,654)
Total Decrease in Net Assets	(38,139,715)	(13,872,570)	(39,435,897)	(204,664,432)

Net Assets:
Beginning of Year/Period	79,156,476	93,029,046	376,498,010	581,162,442
End of Year/Period	$41,016,761	$79,156,476	$337,062,113	$376,498,010

Share Transactions:
Issued	—	1,050,000	2,230,000	3,750,000
Redeemed	(2,030,000)	(2,680,000)	(2,810,000)	(16,430,000)
Net Decrease in Shares Outstanding from Share Transactions	(2,030,000)	(1,630,000)	(580,000)	(12,680,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Dorsey Wright Thematic ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$451,802	$1,275,289	$59,889	$236,106
Net Realized Gain (Loss)	(32,278,453)	(7,095,875)	(6,840,647)	(18,643,691)
Net Change in Unrealized Appreciation (Depreciation)	74,862,595	164,928,899	5,994,301	20,996,812
Net Increase (Decrease) in Net Assets Resulting from Operations	43,035,944	159,108,313	(786,457)	2,589,227
Distributions:	(755,500)	(741,657)	(75,262)	(412,897)
Return of Capital:	—	—	—	(180,016)

Capital Share Transactions:
Issued	232,168,809	136,325,379	—	—
Redeemed	(11,596,837)	(122,935,482)	(5,146,768)	(18,483,328)
Increase (Decrease) in Net Assets from Capital Share Transactions	220,571,972	13,389,897	(5,146,768)	(18,483,328)
Total Increase (Decrease) in Net Assets	262,852,416	171,756,553	(6,008,487)	(16,487,014)

Net Assets:
Beginning of Year/Period	819,307,797	647,551,244	15,782,874	32,269,888
End of Year/Period	$1,082,160,213	$819,307,797	$9,774,387	$15,782,874

Share Transactions:
Issued	6,880,000	4,550,000	—	—
Redeemed	(360,000)	(4,180,000)	(220,000)	(780,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,520,000	370,000	(220,000)	(780,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Video Games & Esports ETF		Global X HealthTech ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$899,417	$1,133,488	$421,541	$(242,153)
Net Realized Gain (Loss)	(11,076,936)	(7,834,527)	(25,810,073)	(39,631,713)
Net Change in Unrealized Appreciation (Depreciation)	32,002,218	29,586,600	25,351,230	47,423,073
Net Increase (Decrease) in Net Assets Resulting from Operations	21,824,699	22,885,561	(37,302)	7,549,207
Distributions:	(865,421)	(1,027,863)	—	—

Capital Share Transactions:
Issued	30,254,511	19,150,310	5,090,365	3,804,503
Redeemed	(13,356,773)	(64,493,472)	(10,201,478)	(32,762,447)
Increase (Decrease) in Net Assets from Capital Share Transactions	16,897,738	(45,343,162)	(5,111,113)	(28,957,944)
Total Increase (Decrease) in Net Assets	37,857,016	(23,485,464)	(5,148,415)	(21,408,737)

Net Assets:
Beginning of Year/Period	108,853,648	132,339,112	43,510,577	64,919,314
End of Year/Period	$146,710,664	$108,853,648	$38,362,162	$43,510,577

Share Transactions:
Issued	1,060,000	790,000	510,000	380,000
Redeemed	(540,000)	(2,960,000)	(1,000,000)	(3,470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	520,000	(2,170,000)	(490,000)	(3,090,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF		Global X Data Center & Digital Infrastructure ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$64,143	$467,618	$1,327,895	$1,277,561
Net Realized Gain (Loss)	(27,062,272)	(27,406,861)	(328,200)	(2,720,438)
Net Change in Unrealized Appreciation (Depreciation)	23,223,251	14,661,370	(3,976,517)	19,526,701
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,774,878)	(12,277,873)	(2,976,822)	18,083,824
Distributions:	(358,646)	(452,237)	(1,649,870)	(881,454)

Capital Share Transactions:
Issued	1,569,782	2,867,916	129,799,516	96,258,720
Redeemed	(13,260,628)	(14,166,470)	(18,157,939)	(14,486,966)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,690,846)	(11,298,554)	111,641,577	81,771,754
Total Increase (Decrease) in Net Assets	(15,824,370)	(24,028,664)	107,014,885	98,974,124

Net Assets:
Beginning of Year/Period	34,845,558	58,874,222	138,296,999	39,322,875
End of Year/Period	$19,021,188	$34,845,558	$245,311,884	$138,296,999

Share Transactions:
Issued	230,000	310,000	7,540,000	6,030,000
Redeemed	(2,050,000)	(1,570,000)	(1,150,000)	(910,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,820,000)	(1,260,000)	6,390,000	5,120,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF		Global X AgTech & Food Innovation ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$72,231	$148,509	$49,598	$79,230
Net Realized Gain (Loss)	117,493	257,162	(6,248)	36,283
Net Change in Unrealized Appreciation (Depreciation)	(144,568)	1,460,606	94,092	134,106
Net Increase in Net Assets Resulting from Operations	45,156	1,866,277	137,442	249,619
Distributions:	(88,628)	(135,553)	(45,203)	(73,440)

Capital Share Transactions:
Issued	845,361	705,409	4,825,655	816,105
Redeemed	(854,039)	(1,142,463)	(810,095)	(741,810)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,678)	(437,054)	4,015,560	74,295
Total Increase (Decrease) in Net Assets	(52,150)	1,293,670	4,107,799	250,474

Net Assets:
Beginning of Year/Period	10,687,200	9,393,530	4,726,170	4,475,696
End of Year/Period	$10,635,050	$10,687,200	$8,833,969	$4,726,170

Share Transactions:
Issued	50,000	40,000	460,000	80,000
Redeemed	(50,000)	(70,000)	(80,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(30,000)	380,000	10,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF		Global X Hydrogen ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024‡
Operations:
Net Investment Income	$256,353	$234,281	$491,313	$119,186
Net Realized Gain (Loss)	(2,808,216)	36,979,432	(13,844,969)	(12,408,628)
Net Change in Unrealized Appreciation (Depreciation)	(85,039,535)	91,092,804	2,281,306	2,756,577
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,591,398)	128,306,517	(11,072,350)	(9,532,865)
Distributions:	(11,775,979)	(3,111,807)	(140,070)	—

Capital Share Transactions:
Issued	30,022,687	79,826,525	880	14,395,215
Redeemed	(10,620,619)	(65,369,959)	(2,798,389)	(3,003)
Increase (Decrease) in Net Assets from Capital Share Transactions	19,402,068	14,456,566	(2,797,509)	14,392,212
Total Increase (Decrease) in Net Assets	(79,965,309)	139,651,276	(14,009,929)	4,859,347

Net Assets:
Beginning of Year/Period	226,775,697	87,124,421	40,636,541	35,777,194
End of Year/Period	$146,810,388	$226,775,697	$26,626,612	$40,636,541

Share Transactions:
Issued	580,000	1,600,000	—	492,000
Redeemed	(220,000)	(1,250,000)	(140,000)	(105)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	360,000	350,000	(140,000)	491,895

‡ Share transactions have been adjusted to reflect the effect of a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Solar ETF		Global X Wind Energy ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$(4,190)	$33,979	$4,289	$25,712
Net Realized Gain (Loss)	(1,252,196)	(1,083,435)	(472,427)	(627,100)
Net Change in Unrealized Appreciation (Depreciation)	137,880	151,780	387,637	435,066
Net Decrease in Net Assets Resulting from Operations	(1,118,506)	(897,676)	(80,501)	(166,322)
Distributions:	(21,836)	(17,578)	(18,721)	(25,575)

Capital Share Transactions:
Issued	2,658	2,237,833	301	—
Redeemed	(1,296,159)	(689,005)	(529,323)	(366,777)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,293,501)	1,548,828	(529,022)	(366,777)
Total Increase (Decrease) in Net Assets	(2,433,843)	633,574	(628,244)	(558,674)

Net Assets:
Beginning of Year/Period	6,608,040	5,974,466	2,146,713	2,705,387
End of Year/Period	$4,174,197	$6,608,040	$1,518,469	$2,146,713

Share Transactions:
Issued	—	210,000	—	—
Redeemed	(150,000)	(70,000)	(50,000)	(30,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	140,000	(50,000)	(30,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PropTech ETF		Global X Defense Tech ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$91	$2,381	$5,597,086	$2,068,025
Net Realized Gain (Loss)	54,891	604,957	136,210,841	19,721,886
Net Change in Unrealized Appreciation (Depreciation)	(79,062)	293,223	350,549,876	57,076,700
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,080)	900,561	492,357,803	78,866,611
Distributions:	—	(74,322)	(2,431,639)	(487,195)

Capital Share Transactions:
Issued	—	309,612	1,459,067,658	727,260,507
Redeemed	—	(2,053,540)	(440,472,677)	(44,197,921)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(1,743,928)	1,018,594,981	683,062,586
Total Increase (Decrease) in Net Assets	(24,080)	(917,689)	1,508,521,145	761,442,002

Net Assets:
Beginning of Year/Period	1,808,302	2,725,991	766,036,861	4,594,859
End of Year/Period	$1,784,222	$1,808,302	$2,274,558,006	$766,036,861

Share Transactions:
Issued	—	10,000	29,300,000	20,510,000
Redeemed	—	(60,000)	(8,830,000)	(1,170,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(50,000)	20,470,000	19,340,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Global X Infrastructure Development ex-U.S. ETF
	Period Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$29,476	$8,130
Net Realized Gain (Loss)	(66,593)	(6,845)
Net Change in Unrealized Appreciation (Depreciation)	304,508	(91,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	267,391	(90,303)
Distributions:	(7,107)	—

Capital Share Transactions:
Issued	2,682,041	2,487,556
Redeemed	(1,931,355)	—
Increase in Net Assets from Capital Share Transactions	750,686	2,487,556
Total Increase in Net Assets	1,010,970	2,397,253

Net Assets:
Beginning of Period	2,397,253	—
End of Period	$3,408,223	$2,397,253

Share Transactions:
Issued	110,000	100,000
Redeemed	(80,000)	—

Net Increase in Shares Outstanding from Share Transactions	30,000	100,000

(1)	The Fund commenced operations on August 27, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2025 (Unaudited)§	46.96	0.02	(0.24)	(0.22)	(0.09)	—	—
2024	32.86	0.12	14.11	14.23	(0.13)	—	—
2023	28.43	0.07	4.43	4.50	(0.07)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
Global X Aging Population ETF
2025 (Unaudited)§	31.91	0.16	(0.54)	(0.38)	(0.15)	—	—
2024	26.93	0.24	4.97	5.21	(0.23)	—	—
2023	26.46	0.23	0.41	0.64	(0.17)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
Global X FinTech ETF
2025 (Unaudited)§	33.96	(0.01)	(3.09)	(3.10)	(0.17)	—	—
2024	22.37	0.02	11.63	11.65	(0.06)	—	—
2023	20.44	0.05	1.93	1.98	(0.05)	—	—
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—
2020	30.49	(0.11)	12.37	12.26	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2025.
^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56% and 0.68%, for the years ended November 30, 2020 and 2019, respectively.
^^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55%, for the year ended November 30, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.09)	46.65	(0.47)	120,815	0.50	†	0.10	†	10.29
(0.13)	46.96	43.42	131,031	0.50		0.31		10.95
(0.07)	32.86	15.87	105,493	0.50		0.23		16.60
(0.07)	28.43	(33.29)	105,459	0.50		0.17		14.75
(0.06)	42.68	21.33	227,075	0.50		0.18		11.59
(0.11)	35.23	38.47	114,511	0.50	^	0.19		7.11

(0.15)	31.38	(1.18)	56,794	0.50	†	1.06	†	8.97
(0.23)	31.91	19.41	61,902	0.50		0.80		18.26
(0.17)	26.93	2.42	53,596	0.50		0.87		13.34
(0.28)	26.46	(2.47)	41,800	0.50		0.76		13.50
(0.09)	27.41	2.51	59,756	0.50		0.43		19.57
(0.18)	26.82	14.79	42,907	0.50	^^	0.43		9.10

(0.17)	30.69	(9.15)	281,146	0.68	†	(0.08	)†	6.75
(0.06)	33.96	52.18	349,457	0.68		0.07		13.79
(0.05)	22.37	9.70	351,478	0.68		0.23		13.12
(2.21)	20.44	(52.58)	455,463	0.68		0.33		38.15
—	45.52	6.48	1,289,006	0.68		(0.28)		29.60
—	42.75	40.21	874,175	0.68		(0.33)		15.75

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Internet of Things ETF
2025 (Unaudited)§	36.14	0.11	(0.72)	(0.61)	(0.18)	—	—
2024	32.45	0.18	3.73	3.91	(0.22)	—	—
2023	30.54	0.25	1.95	2.20	(0.29)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
2020	22.89	0.17	7.08	7.25	(0.19)	—	—
Global X Robotics & Artificial Intelligence ETF
2025 (Unaudited)§	33.25	0.10	(2.35)	(2.25)	—	—	—
2024	26.47	0.02	6.81	6.83	(0.03)	—	(0.02)
2023	21.09	0.07	5.36	5.43	(0.05)	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—	(0.01)
Global X U.S. Infrastructure Development ETF
2025 (Unaudited)§	45.71	0.14	(4.20)	(4.06)	(0.14)	—	—
2024	31.50	0.24	14.21	14.45	(0.24)	—	—
2023	27.94	0.24	3.54	3.78	(0.22)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	—	—
2020	17.43	0.16	2.74	2.90	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.18)	35.35	(1.68)	216,683	0.68	†	0.61	†	12.11
(0.22)	36.14	12.06	240,722	0.68		0.52		19.16
(0.29)	32.45	7.26	287,487	0.68		0.79		11.12
(0.18)	30.54	(18.52)	305,697	0.68		0.67		8.40
(0.12)	37.68	26.24	517,291	0.68		0.37		9.25
(0.19)	29.95	31.88	296,508	0.68		0.71		14.28

—	31.00	(6.77)	2,549,022	0.68	†	0.62	†	9.47
(0.05)	33.25	25.81	2,648,468	0.68		0.08		10.43
(0.05)	26.47	25.75	2,269,824	0.68		0.26		8.28
(0.05)	21.09	(41.67)	1,341,942	0.69		0.16		29.86
(0.06)	36.24	14.23	2,703,488	0.68		0.06		22.66
(0.09)	31.78	48.90	2,158,175	0.68		0.21		22.27

(0.14)	41.51	(8.88)	8,178,707	0.47	†	0.72	†	9.48
(0.24)	45.71	46.08	9,715,853	0.47		0.63		4.41
(0.22)	31.50	13.63	5,153,796	0.47		0.82		5.99
(0.18)	27.94	3.48	3,748,693	0.47		0.74		9.78
(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07
(0.09)	20.24	16.77	653,635	0.47		0.96		9.08

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Autonomous & Electric Vehicles ETF
2025 (Unaudited)§	23.64	0.18	(1.47)	(1.29)	(0.29)	—	—
2024	23.19	0.29	0.57	0.86	(0.41)	—	—
2023	22.89	0.38	0.23	0.61	(0.31)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
Global X Artificial Intelligence & Technology ETF
2025 (Unaudited)§	38.75	0.04	1.55	1.59	(0.01)	—	—
2024	29.73	0.07	9.01	9.08	(0.06)	—	—
2023	21.54	0.07	8.21	8.28	(0.09)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
Global X Genomics & Biotechnology ETF
2025 (Unaudited)§	10.83	0.01	(3.07)	(3.06)	—	—	—
2024	10.41	(0.03)	0.45	0.42	—	—	—
2023	13.45	(0.04)	(3.00)	(3.04)	—	—	—
2022	20.61	(0.03)	(7.12)	(7.15)	(0.01)	—	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—

‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.29)	22.06	(5.51)	294,458	0.68	†	1.59 †	22.39
(0.41)	23.64	3.65	415,073	0.68		1.21	26.13
(0.31)	23.19	2.71	697,745	0.68		1.63	26.60
(0.15)	22.89	(24.25)	883,478	0.68		0.74	34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33	18.17
(0.12)	21.75	54.98	135,923	0.68		0.67	13.76

(0.01)	40.33	4.11	3,209,294	0.68	†	0.19 †	13.21
(0.06)	38.75	30.58	2,490,690	0.68		0.20	10.88
(0.09)	29.73	38.56	789,875	0.68		0.28	19.08
(0.07)	21.54	(31.58)	130,518	0.68		0.46	21.28
(0.09)	31.58	22.60	186,334	0.68		0.17	26.37
(0.12)	25.84	49.84	120,169	0.68		0.79	19.45

—	7.77	(28.25)	41,017	0.50	†	0.14 †	21.30
—	10.83	4.03	79,156	0.50		(0.23)	18.89
—	10.41	(22.60)	93,029	0.50		(0.34)	16.59
(0.01)	13.45	(34.72)	209,341	0.50		(0.21)	39.39
(0.03)	20.61	(1.77)	255,572	0.50		(0.35)	29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)	29.76

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cloud Computing ETF
2025 (Unaudited)§	24.64	(0.06)	(1.65)	(1.71)	—	—	—
2024	20.79	(0.11)	3.96	3.85	—	—	—
2023	16.77	(0.10)	4.12	4.02	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
Global X Cybersecurity ETF
2025 (Unaudited)§	33.44	0.02	1.46	1.48	(0.03)	—	—
2024	26.84	0.05	6.58	6.63	(0.03)	—	—
2023	22.85	(0.03)	4.34	4.31	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
Global X Dorsey Wright Thematic ETF
2025 (Unaudited)§	25.46	0.12	(1.01)	(0.89)	(0.13)	—	—
2024	23.05	0.26	2.66	2.92	(0.36)	—	(0.15)
2023	26.14	0.11	(2.79)	(2.68)	(0.41)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—
2020	26.50	0.10	15.96	16.06	(0.11)	—	—

§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.
^	Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(1)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

—	22.93	(6.94)	337,062	0.68	†	(0.54	)†	5.54
—	24.64	18.52	376,498	0.68		(0.54)		21.22
—	20.79	23.97	581,162	0.68		(0.54)		21.60
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)		31.21
—	28.38	9.83	1,317,544	0.68		(0.53)		23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03

(0.03)	34.89	4.43	1,082,160	0.50	†	0.10	†	23.28
(0.03)	33.44	24.72	819,308	0.51		0.17		23.91
(0.32)	26.84	19.29	647,551	0.50		(0.12)		18.77
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)		57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29

(0.13)	24.44	(3.50)	9,774	0.50	#†	0.98	†(1)	106.05
(0.51)	25.46	12.78	15,783	0.50	#	1.10	(1)	30.26
(0.41)	23.05	(10.30)	32,270	0.50	#	0.45	(1)	54.28
(0.62)	26.14	(44.36)	50,979	0.50	#	1.32	(1)	55.00
(0.29)	47.65	12.95	110,081	(0.13	)#‡	0.77	(1)	32.16
(0.11)	42.45	60.81	36,081	(0.12	)#‡	0.29	(1)	103.23

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Video Games & Esports ETF
2025 (Unaudited)§	24.35	0.21	5.05	5.26	(0.21)	—		—
2024	19.93	0.20	4.38	4.58	(0.16)	—		—
2023	18.96	0.10	0.90	1.00	(0.03)	—		—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)		(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	—	***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—		—
Global X HealthTech ETF
2025 (Unaudited)§	10.46	0.11	(0.12)	(0.01)	—	—		—
2024	8.95	(0.04)	1.55	1.51	—	—		—
2023	12.23	(0.04)	(3.24)	(3.28)	—	—		—
2022	16.32	(0.01)	(4.08)	(4.09)	—	—		—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—		—
2020(2)	15.23	0.01	3.17	3.18	—	—		—
Global X CleanTech ETF
2025 (Unaudited)§	7.41	0.02	(0.75)	(0.73)	(0.08)	—		—
2024	9.88	0.09	(2.48)	(2.39)	(0.08)	—		—
2023	16.20	0.05	(6.34)	(6.29)	(0.03)	—		—
2022	20.43	0.03	(4.19)	(4.16)	(0.07)	—		—
2021	19.02	0.02	1.40	1.42	(0.01)	—		—
2020(3)	15.07	0.02	3.93	3.95	—	—		—

§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Effective April 1, 2025, the fund’s fees were permanently lowered to 0.50%.
(2)	The Fund commenced operations on July 29, 2020.
(3)	The Fund commenced operations on October 27, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.21)	29.40	21.80	146,711	0.50	†	1.66	†	11.14
(0.16)	24.35	23.14	108,854	0.50		0.93		30.77
(0.03)	19.93	5.29	132,339	0.50		0.49		26.11
(0.25)	18.96	(35.19)	174,075	0.50		0.36		55.72
(0.23)	29.52	4.09	485,235	0.50		0.09		23.45
(0.04)	28.57	82.04	481,341	0.50		0.04		12.02

—	10.45	(0.10)	38,362	0.63	†(1)	2.23	†	55.22
—	10.46	16.87	43,511	0.68		(0.47)		38.36
—	8.95	(26.82)	64,919	0.68		(0.36)		29.92
—	12.23	(25.06)	150,075	0.68		(0.05)		43.26
(0.01)	16.32	(11.32)	475,576	0.68		(0.52)		42.39
—	18.41	20.88	490,675	0.68	†	0.18	†	9.67

(0.08)	6.60	(9.90)	19,021	0.50	†	0.48	†	23.15
(0.08)	7.41	(24.39)	34,846	0.50		1.01		19.45
(0.03)	9.88	(38.90)	58,874	0.50		0.38		23.91
(0.07)	16.20	(20.38)	127,842	0.50		0.17		15.72
(0.01)	20.43	7.48	175,458	0.50		0.09		35.53
—	19.02	26.21	28,523	0.50	†	1.18	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center & Digital Infrastructure ETF
2025 (Unaudited)§	17.57	0.11	(0.30)	(0.19)	(0.18)	—	—
2024	14.30	0.25	3.22	3.47	(0.20)	—	—
2023	13.52	0.21	0.90	1.11	(0.22)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(1)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Clean Water ETF
2025 (Unaudited)§	18.43	0.12	(0.06)	0.06	(0.15)	—	—
2024	15.40	0.26	3.00	3.26	(0.23)	—	—
2023	14.30	0.25	1.09	1.34	(0.24)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(2)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X AgTech & Food Innovation ETF
2025 (Unaudited)§	10.50	0.07	0.17	0.24	(0.10)	—	—
2024	10.17	0.19	0.31	0.50	(0.17)	—	—
2023	15.63	0.11	(5.47)	(5.36)	(0.10)	—	—
2022	19.76	0.11	(4.04)	(3.93)	(0.10)	(0.10)	—
2021(3)	25.34	0.05	(5.63)	(5.58)	—	—	—

§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on April 8, 2021.
(3)	The Fund commenced operations on July 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.18)	17.20	(1.06)	245,312	0.50	†	1.31	†	17.64
(0.20)	17.57	24.56	138,297	0.50		1.62		28.84
(0.33)	14.30	8.46	39,323	0.50		1.60		62.01
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	0.00

(0.15)	18.34	0.41	10,635	0.50	†	1.43	†	6.41
(0.23)	18.43	21.31	10,687	0.50		1.49		10.48
(0.24)	15.40	9.50	9,394	0.50		1.71		15.27
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

(0.10)	10.64	2.39	8,834	0.50	†	1.39	†	16.75
(0.17)	10.50	4.92	4,726	0.50		1.79		21.57
(0.10)	10.17	(34.41)	4,476	0.51		0.86		54.45
(0.20)	15.63	(20.06)	6,721	0.50		0.62		55.85
—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Blockchain ETF
2025 (Unaudited)§	71.18	0.08	(26.10)	(26.02)	(3.76)	—		—
2024	30.72	0.07	41.42	41.49	(1.03)	—		—
2023(1)	16.39	0.28	14.27	14.55	(0.22)	—		—
2022(1)	129.32	0.46	(109.52)	(109.06)	(3.80)	—		(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—		—
Global X Hydrogen ETF
2025 (Unaudited)§	25.56	0.32	(7.43)	(7.11)	(0.09)	—		—
2024(3)	32.60	0.08	(7.12)	(7.04)	—	—		—
2023(3)	61.35	(0.10)	(28.65)	(28.75)	—	—		—
2022(3)	121.90	(0.15)	(60.35)	(60.50)	—	(0.05)		—
2021(2),(3)	125.20	(0.15)	(3.15)	(3.30)	—	—		—
Global X Solar ETF
2025 (Unaudited)§	10.17	(0.01)	(1.78)	(1.79)	(0.03)	—		—
2024	11.71	0.06	(1.57)	(1.51)	(0.03)	—		—
2023	22.06	(0.03)	(10.32)	(10.35)	—	—		—
2022	25.70	(0.04)	(3.60)	(3.64)	—	—	***	—	***
2021(4)	24.19	(0.01)	1.52	1.51	—	—		—

§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on July 12, 2021.
(3)	Per share amounts have been adjusted for a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements.)
(4)	The Fund commenced operations on September 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(3.76)	41.40	(37.66)	146,810	0.50	†	0.32	†	24.15
(1.03)	71.18	136.25	226,776	0.50		0.16		56.38
(0.22)	30.72	89.03	87,124	0.50		1.16		39.77
(3.87)	16.39	(86.70)	45,227	0.50		1.15		36.47
—	129.32	29.27	127,720	0.50	†	0.52	†	19.49

(0.09)	18.36	(27.89)	26,627	0.50	†	3.16	†	23.19
—	25.56	(21.60)	40,637	0.50		0.31		36.79
—	32.60	(46.86)	35,777	0.50		(0.21)		27.79
(0.05)	61.35	(49.64)	38,035	0.50		(0.24)		36.44
—	121.90	(2.64)	32,427	0.51	†	(0.33	)†	40.38

(0.03)	8.35	(17.60)	4,174	0.50	†	(0.16	)†	22.32
(0.03)	10.17	(12.88)	6,608	0.50		0.52		32.91
—	11.71	(46.92)	5,974	0.50		(0.17)		50.01
— ***	22.06	(14.14)	5,955	0.51		(0.20)		128.22
—	25.70	6.24	8,995	0.50	†	(0.22	)†	9.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Wind Energy ETF
2025 (Unaudited)§	11.93	0.03	(0.18)	(0.15)	(0.10)	—	—
2024	12.88	0.13	(0.96)	(0.83)	(0.12)	—	—
2023	17.58	0.16	(4.68)	(4.52)	(0.18)	—	—
2022	23.76	0.14	(6.26)	(6.12)	(0.06)	—	—
2021(1)	24.82	(0.01)	(1.05)	(1.06)	—	—	—
Global X PropTech ETF
2025 (Unaudited)§	36.17	—	(0.49)	(0.49)	—	—	—
2024	27.26	0.02	9.63	9.65	(0.06)	(0.68)	—
2023(2)	25.08	0.01	2.17	2.18	— ***	—	—
Global X Defense Tech ETF
2025 (Unaudited)§	39.26	0.23	17.54	17.77	(0.14)	—	—
2024	27.03	0.29	12.08	12.37	(0.13)	(0.01)	—
2023(3)	24.82	0.08	2.13	2.21	—	—	—
Global X Infrastructure Development ex-U.S. ETF
2025 (Unaudited)§	23.97	0.30	2.02	2.32	(0.07)	—	—
2024(4)	24.82	0.08	(0.93)	(0.85)	—	—	—

§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2023.
(3)	The Fund commenced operations on September 11, 2023.
(4)	The Fund commenced operations on August 27, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.10)	11.68	(1.14)	1,518	0.50	†	0.52	†	30.13
(0.12)	11.93	(6.53)	2,147	0.51		1.04		22.82
(0.18)	12.88	(25.94)	2,705	0.51		0.95		94.18
(0.06)	17.58	(25.79)	3,341	0.50		0.68		34.53
—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

—	35.68	(1.35)	1,784	0.50	†	0.01	†	9.06
(0.74)	36.17	35.95	1,808	0.50		0.08		12.55
—	27.26	8.71	2,726	0.51	†	0.08	†	13.73

(0.14)	56.89	45.44	2,274,558	0.50	†	1.00	†	20.95
(0.14)	39.26	45.89	766,037	0.50		0.80		14.43
—	27.03	8.90	4,595	0.50	†	1.39	†	2.94

(0.07)	26.22	9.73	3,408	0.55	†	2.45	†	37.98
—	23.97	(3.42)	2,397	0.56	†	1.28	†	7.99

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2025 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of May 31, 2025, the Trust had one hundred six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Cybersecurity ETF, Global X Dorsey Wright Thematic ETF, Global X Video Games & Esports ETF, Global X HealthTech ETF, Global X CleanTech ETF, Global X Data Center & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF, Global X PropTech ETF, Global X Defense Tech ETF and Global X Infrastructure Development ex-U.S. ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF and Global X Dorsey Wright Thematic ETF, has elected non-diversified status under the 1940 Act.

The Global X Thematic Growth ETF was renamed to the Global X Dorsey Wright Thematic ETF and its ticker changed to GXDW, effective as of April 1, 2025.

The Global X Telemedicine & Digital Health ETF was renamed to the Global X HealthTech ETF and its ticker changed to HEAL, effective as of April 1, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”)

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986,

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CASH OVERDRAFT CHARGES — Brown Brothers Harriman (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, serve as custodians of the Funds (each a “Custodian,” and together the “Custodians”). Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian fees on the Statements of Operations.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of May 31, 2025, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$300
Global X Aging Population ETF	10,000	300	300
Global X FinTech ETF	10,000	250	250
Global X Internet of Things ETF	10,000	250	250
Global X Robotics & Artificial Intelligence ETF	10,000	250	250
Global X U.S. Infrastructure Development ETF	10,000	300	300
Global X Autonomous & Electric Vehicles ETF	10,000	300	300
Global X Artificial Intelligence & Technology ETF	10,000	300	300
Global X Genomics & Biotechnology ETF	10,000	250	250
Global X Cloud Computing ETF	10,000	250	250
Global X Cybersecurity ETF	10,000	250	250
Global X Dorsey Wright Thematic ETF	10,000	250	250
Global X Video Games & Esports ETF	10,000	300	300
Global X HealthTech ETF	10,000	250	250
Global X CleanTech ETF	10,000	250	250
Global X Data Center & Digital Infrastructure ETF	10,000	250	250
Global X Clean Water ETF	10,000	250	250
Global X AgTech & Food Innovation ETF	10,000	250	250
Global X Blockchain ETF	10,000	250	250
Global X Hydrogen ETF	10,000	250	250
Global X Solar ETF	10,000	400	400
Global X Wind Energy ETF	10,000	300	300
Global X PropTech ETF	10,000	250	250
Global X Defense Tech ETF	10,000	250	250
Global X Infrastructure Development ex-U.S. ETF	10,000	1,100	1,100

SEGMENT REPORTING — The Funds have adopted FASB 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees and expenses (except for Global X Dorsey Wright Thematic ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Dorsey Wright Thematic ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2025, the Adviser paid acquired fund fees and expenses of $34,664 and made such reimbursement payments to the Global X Dorsey Wright Thematic ETF on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Millennial Consumer ETF	0.50%
Global X Aging Population ETF	0.50%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%
Global X Cloud Computing ETF	0.68%
Global X Cybersecurity ETF	0.50%
Global X Dorsey Wright Thematic ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X HealthTech ETF	0.50%*
Global X CleanTech ETF	0.50%
Global X Data Center & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.51%
Global X PropTech ETF	0.50%
Global X Defense Tech ETF	0.50%
Global X Infrastructure Development ex-U.S. ETF	0.55%

* The Board of Trustees of the Trust voted to approve a lower Supervision and Administration Fee for the Global X HealthTech ETF (formerly known as the Global X Telemedicine & Digital Health ETF) of 0.50% effective April 1, 2025. Prior to that, the Fund was subject to a Management Fee of 0.68%.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY is the Custodian of the Trust’s portfolio securities and cash with respect to all Funds except the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X HealthTech ETF. As Custodian, BNY

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2025, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$12,357,963	$12,363,789
Global X Aging Population ETF	5,267,417	5,341,163
Global X FinTech ETF	19,710,019	21,897,353
Global X Internet of Things ETF	27,469,211	26,551,305
Global X Robotics & Artificial Intelligence ETF	334,549,079	240,696,655
Global X U.S. Infrastructure Development ETF	785,243,961	783,700,606
Global X Autonomous & Electric Vehicles ETF	73,535,263	84,396,903
Global X Artificial Intelligence & Technology ETF	522,589,975	394,666,941
Global X Genomics & Biotechnology ETF	12,102,388	12,040,806
Global X Cloud Computing ETF	18,971,591	19,809,037
Global X Cybersecurity ETF	233,935,608	223,958,902
Global X Dorsey Wright Thematic ETF	12,266,339	12,234,427
Global X Video Games & Esports ETF	15,342,025	15,381,546
Global X HealthTech ETF	21,228,714	20,453,411
Global X CleanTech ETF	6,390,245	7,610,994
Global X Data Center & Digital Infrastructure ETF	84,901,475	83,366,451
Global X Clean Water ETF	929,304	647,363
Global X AgTech & Food Innovation ETF	3,188,375	2,703,566
Global X Blockchain ETF	35,542,882	46,711,793
Global X Hydrogen ETF	6,762,602	7,489,934
Global X Solar ETF	1,136,506	1,992,480
Global X Wind Energy ETF	484,709	667,603
Global X PropTech ETF	331,672	206,775
Global X Defense Tech ETF	443,612,327	351,770,133
Global X Infrastructure Development ex-U.S. ETF	1,206,976	955,577

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For each of the period ended May 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Millennial Consumer ETF	$3,545,429	$12,715,110	$4,002,450
Global X Aging Population ETF	—	3,891,506	798,083
Global X FinTech ETF	2,888,047	36,744,586	6,835,171
Global X Internet of Things ETF	18,631,483	39,240,479	14,959,062
Global X Robotics & Artificial Intelligence ETF	244,969,088	237,224,023	106,562,228
Global X U.S. Infrastructure Development ETF	1,359,231,779	1,929,377,886	735,385,817
Global X Autonomous & Electric Vehicles ETF	—	87,450,299	4,366,779
Global X Artificial Intelligence & Technology ETF	913,274,223	410,837,846	172,662,126
Global X Genomics & Biotechnology ETF	—	17,710,118	(5,256,467)
Global X Cloud Computing ETF	49,490,869	65,030,930	7,480,411
Global X Cybersecurity ETF	221,699,590	11,043,003	3,176,681
Global X Dorsey Wright Thematic ETF	—	5,142,445	(1,446,473)
Global X Video Games & Esports ETF	24,670,327	10,977,071	(200,518)
Global X HealthTech ETF	4,658,739	10,175,217	(1,421,034)
Global X CleanTech ETF	1,139,366	11,449,264	(10,912,577)
Global X Data Center & Digital Infrastructure ETF	115,746,679	17,027,372	3,048,796
Global X Clean Water ETF	743,170	853,264	190,038
Global X AgTech & Food Innovation ETF	4,254,803	706,918	76,131
Global X Blockchain ETF	29,806,094	10,612,410	4,636,335
Global X Hydrogen ETF	—	2,414,888	(23,259)
Global X Solar ETF	—	476,210	(79,622)
Global X Wind Energy ETF	—	356,736	(100,948)
Global X PropTech ETF	—	—	—
Global X Defense Tech ETF	1,351,605,666	432,819,411	144,049,399
Global X Infrastructure Development ex-U.S. ETF	1,802,896	1,292,411	17,224

For the period ended May 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The fair value of derivative instruments as of May 31, 2025 was as follows:

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Robotics & Artificial Intelligence ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$1,196,088	*	Equity contracts	Unrealized depreciation on Futures Contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$1,196,088				$—

Global X U.S. Infrastructure Development ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$6,623	*	Equity contracts	Unrealized depreciation on Futures Contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$6,623				$—

Global X Cybersecurity ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$—	*	Equity contracts	Unrealized depreciation on Futures Contracts	$(1,299)	*
Total Derivatives not accounted for as hedging instruments		$—				$(1,299)

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

Futures Contracts
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$(313,241)

Global X U.S. Infrastructure Development ETF
Equity contracts	$(1,852,116)

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Futures Contracts
Global X Cybersecurity ETF
Equity contracts	$(59,619)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$811,989
Global X U.S. Infrastructure Development ETF
Equity contracts	$(144,668)
Global X Cybersecurity ETF
Equity contracts	$(1,299)

The following table discloses the average monthly balances of the Funds’ Futures activity during the period ended May 31, 2025:

	Average Notional Balance Short	Average Notional Balance Long
Global X Robotics & Artificial Intelligence ETF	$—	$9,744,162
Global X U.S. Infrastructure Development ETF	$—	$4,594,135
Global X Cybersecurity ETF	$—	$ 959,493

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2024 and November 30, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2024	$409,955	$—	$—	$409,955
2023	234,244	—	—	234,244
Global X Aging Population ETF
2024	$438,748	$—	$—	$438,748
2023	279,995	—	—	279,995
Global X FinTech ETF
2024	$709,172	$—	$—	$709,172
2023	887,181	—	28,497	915,678
Global X Internet of Things ETF
2024	$1,821,857	$—	$—	$1,821,857
2023	2,946,458	—	—	2,946,458
Global X Robotics & Artificial Intelligence ETF
2024	$1,998,947	$—	$2,145,659	$4,144,606
2023	4,618,009	—	—	4,618,009
Global X U.S. Infrastructure Development ETF
2024	$34,799,827	$6,870,550	$—	$41,670,377
2023	30,856,526	—	—	30,856,526
Global X Autonomous & Electric Vehicles ETF
2024	$10,410,110	$—	$—	$10,410,110
2023	11,305,718	—	—	11,305,718
Global X Artificial Intelligence & Technology ETF
2024	$3,035,733	$—	$—	$3,035,733
2023	724,994	—	—	724,994
Global X Genomics & Biotechnology ETF
2024	$—	$—	$—	$—
2023	—	—	—	—
Global X Cloud Computing ETF
2024	$—	$—	$—	$—
2023	—	—	—	—
Global X Cybersecurity ETF
2024	$741,657	$—	$—	$741,657
2023	684,512	12,296,299	—	12,980,811
Global X Dorsey Wright Thematic ETF
2024	$412,897	$—	$180,016	$592,913
2023	746,536	—	—	746,536
Global X Video Games & Esports ETF
2024	$1,027,863	$—	$—	$1,027,863
2023	275,496	—	—	275,496
Global X HealthTech ETF
2024	$—	$—	$—	$—

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2023	—	—	—	—
Global X CleanTech ETF
2024	$452,237	$—	$—	$452,237
2023	205,777	—	—	205,777
Global X Data Center & Digital Infrastructure ETF
2024	$881,454	$—	$—	$881,454
2023	1,286,237	44,305	—	1,330,542
Global X Clean Water ETF
2024	$135,553	$—	$—	$135,553
2023	138,123	—	—	138,123
Global X AgTech & Food Innovation ETF
2024	$73,440	$—	$—	$73,440
2023	45,738	—	—	45,738
Global X Blockchain ETF
2024	$3,111,807	$—	$—	$3,111,807
2023	602,091	—	—	602,091
Global X Hydrogen ETF
2024	$—	$—	$—	$—
2023	—	—	—	—
Global X Solar ETF
2024	$17,578	$—	$—	$17,578
2023	—	—	—	—
Global X Wind Energy ETF
2024	$25,575	$—	$—	$25,575
2023	47,859	—	—	47,859
Global X PropTech ETF
2024	$69,246	$5,076	$—	$74,322
2023	453	—	—	453
Global X Defense Tech ETF
2024	$487,195	$—	$—	$487,195
2023	—	—	—	—
Global X Infrastructure Development ex-U.S. ETF
2024	$—	$—	$—	$—

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X FinTech ETF
Undistributed Ordinary Income	$163,979	$239,589	$1,677,055
Capital Loss Carryforwards	(10,656,123)	(3,290,012)	(174,065,904)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,886,767)	282,631	(49,091,652)
Other Temporary Differences	3	(1)	4
Total Accumulated Losses	$(13,378,908)	$(2,767,793)	$(221,480,497)

	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF	Global X U.S. Infrastructure Development ETF
Undistributed Ordinary Income	$678,856	$—	$31,957,467
Capital Loss Carryforwards	(20,567,665)	(471,577,198)	—
Unrealized Appreciation on Investments and Foreign Currency	30,486,634	19,145,572	2,751,592,832
Late Year Loss Deferral	—	(54,260)	—
Other Temporary Differences	(6)	(3)	(5)
Total Distributable Earnings (Accumulated Losses)	$10,597,819	$(452,485,889)	$2,783,550,294

	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF
Undistributed Ordinary Income	$4,549,699	$737,334	$—
Capital Loss Carryforwards	(137,121,744)	(7,238,346)	(96,994,515)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(210,334,046)	359,679,190	(48,983,233)
Late Year Loss Deferral	—	—	(191,661)
Other Temporary Differences	(3)	(5)	(9)
Total Distributable Earnings (Accumulated Losses)	$(342,906,094)	$353,178,173	$(146,169,418)

	Global X Cloud Computing ETF	Global X Cybersecurity ETF	Global X Dorsey Wright Thematic ETF
Capital Loss Carryforwards	$(278,577,166)	$(217,473,528)	$(50,818,787)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(91,299,452)	46,716,235	(5,177,587)
Late Year Loss Deferral	(2,368,511)	(451,048)	—
Other Temporary Differences	3	3	—
Total Accumulated Losses	$(372,245,126)	$(171,208,338)	$(55,996,374)

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Video Games & Esports ETF	Global X HealthTech ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$865,421	$—	$282,145
Capital Loss Carryforwards	(65,019,003)	(118,895,279)	(49,573,034)
Unrealized Depreciation on Investments and Foreign Currency	(55,970,060)	(40,991,367)	(70,000,463)
Late Year Loss Deferral	—	(209,658)	—
Other Temporary Differences	—	(1)	(4)
Total Accumulated Losses	$(120,123,642)	$(160,096,305)	$(119,291,356)

	Global X Data Center & Digital Infrastructure ETF	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$1,341,303	$83,955	$27,403
Capital Loss Carryforwards	(2,337,878)	(524,448)	(4,180,290)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	4,290,939	1,456,399	(834,977)
Other Temporary Differences	2	(1)	5
Total Distributable Earnings (Accumulated Losses)	$3,294,366	$1,015,905	$(4,987,859)

	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Solar ETF
Undistributed Ordinary Income	$11,775,980	$140,070	$14,484
Capital Loss Carryforwards	(136,080,660)	(22,166,937)	(2,009,340)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	66,934,832	(37,758,398)	(2,759,879)
Other Temporary Differences	(5)	(4)	(1)
Total Accumulated Losses	$(57,369,853)	$(59,785,269)	$(4,754,736)

	Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Undistributed Ordinary Income	$16,483	$—	$1,505,401
Undistributed Long-Term Capital Gain	—	13,720	—
Capital Loss Carryforwards	(2,176,236)	—	(740,808)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,120,416)	445,614	56,371,986
Other Temporary Differences	3	—	(2)
Total Distributable Earnings (Accumulated Losses)	$(3,280,166)	$459,334	$57,136,577

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

Global X Infrastructure Development ex-U.S. ETF
Undistributed Ordinary Income	$5,833
Capital Loss Carryforwards	(4,529)
Unrealized Depreciation on Investments and Foreign Currency	(91,608)
Other Temporary Differences	1
Total Accumulated Losses	$(90,303)

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2024 through November 30, 2024, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2025, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$ 123,296,907	$ 27,131,238	$ (27,839,937)	$ (708,699)
Global X Aging Population ETF	56,358,859	6,968,861	(6,746,824)	222,037
Global X FinTech ETF	363,892,115	50,330,428	(117,294,661)	(66,964,233)
Global X Internet of Things ETF	202,347,556	47,505,831	(33,663,409)	13,842,422
Global X Robotics & Artificial Intelligence ETF	2,797,596,498	480,868,434	(617,829,597)	(136,961,163)
Global X U.S. Infrastructure Development ETF	7,058,688,478	1,523,195,838	(405,540,060)	1,117,655,778
Global X Autonomous & Electric Vehicles ETF	478,591,530	30,117,185	(185,100,844)	(154,983,659)
Global X Artificial Intelligence & Technology ETF	2,892,514,460	468,814,141	(126,844,147)	341,969,994
Global X Genomics & Biotechnology ETF	73,897,624	4,402,803	(35,238,106)	(30,835,303)
Global X Cloud Computing ETF	444,101,125	28,676,741	(135,506,259)	(106,829,518)
Global X Cybersecurity ETF	949,716,577	218,260,838	(75,205,724)	143,055,114
Global X Dorsey Wright Thematic ETF	9,968,742	816,785	–	816,785
Global X Video Games & Esports ETF	173,508,311	22,928,519	(37,221,070)	(14,292,551)

Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X HealthTech ETF	$ 54,423,563	$ 5,271,052	$ (19,567,726)	$ (14,296,674)
Global X CleanTech ETF	64,581,023	865,926	(43,257,587)	(42,391,661)
Global X Data Center & Digital Infrastructure ETF	264,580,342	13,088,525	(6,206,352)	6,882,173
Global X Clean Water ETF	9,308,907	1,907,663	(415,263)	1,492,400
Global X AgTech & Food Innovation ETF	9,431,181	627,348	(986,497)	(359,149)
Global X Blockchain ETF	187,180,033	23,467,275	(19,511,503)	3,955,772
Global X Hydrogen ETF	57,167,174	1,768,246	(26,512,240)	(24,743,994)
Global X Solar ETF	5,790,230	179,043	(1,783,228)	(1,604,185)
Global X Wind Energy ETF	2,150,791	29,344	(666,153)	(636,809)
Global X PropTech ETF	1,586,905	409,764	(41,017)	368,747
Global X Defense Tech ETF	1,856,641,680	416,587,367	(8,732,101)	407,855,266
Global X Infrastructure Development ex-U.S. ETF	3,178,986	234,701	(21,992)	212,709

The preceding differences between book and tax cost are primarily due to mark-to-market passive foreign investment companies, mark-to-market future contracts, late year and specified loss deferrals, and partnership adjustments.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Special Risk Considerations of Investing in China — Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of,

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BBH or BNY, as appropriate, in their roles as Custodian to the respective Funds and are designated as being held on each Fund’s behalf under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default,

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Millennial Consumer ETF	$1,757,372	$1,757,372	$—	$—
Global X FinTech ETF	15,379,981	15,361,003	18,978	—
Global X Robotics & Artificial Intelligence ETF	136,309,201	121,698,808	14,610,393	—
Global X Autonomous & Electric Vehicles ETF	29,582,425	27,034,939	2,547,486	—
Global X Artificial Intelligence & Technology ETF	25,855,307	25,855,307	—	—
Global X Genomics & Biotechnology ETF	1,959,195	1,959,195	—	—
Global X Cloud Computing ETF	558,500	558,500	—	—
Global X Cybersecurity ETF	9,214,128	9,214,128	—	—
Global X Dorsey Wright Thematic ETF	987,250	987,250	—	—
Global X Video Games & Esports ETF	12,443,821	12,311,204	132,617	—
Global X HealthTech ETF	1,804,805	1,804,805	—	—
Global X CleanTech ETF	2,518,416	2,518,416	—	—
Global X Data Center & Digital Infrastructure ETF	24,941,263	24,941,263	—	—
Global X AgTech & Food Innovation ETF	218,393	218,393	—	—
Global X Blockchain ETF	41,172,121	41,172,121	—	—
Global X Hydrogen ETF	7,083,051	6,550,485	532,566	—
Global X Solar ETF	35,544	35,544	—	—
Global X Defense Tech ETF	6,413,975	3,131,976	3,281,999	—
Global X Infrastructure Development ex-U.S. ETF	10,303,636	10,303,636	—	—

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at May 31, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2025, the cash collateral was invested in repurchase agreements, short-term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Millennial Consumer ETF
Repurchase Agreements	$947,062	$—	$—	$—	$947,062
Total	$947,062	$—	$—	$—	$947,062
Global X FinTech ETF
Repurchase Agreements	$16,160,902	$—	$—	$—	$16,160,902
U.S. Government Securities	—	—	—	18,978	18,978
Total	$16,160,902	$—	$—	$18,978	$16,179,880
Global X Internet of Things ETF
Repurchase Agreements	$926	$—	$—	$—	$926
Total	$926	$—	$—	$—	$926
Global X Robotics & Artificial Intelligence ETF
Repurchase Agreements	$126,012,227	$—	$—	$—	$126,012,227
U.S. Government Securities	—	145,450	204,462	14,260,481	14,610,393
Total	$126,012,227	$145,450	$204,462	$14,260,481	$140,622,620
Global X U.S. Infrastructure Development ETF
Repurchase Agreements	$5,257,411	$—	$—	$—	$5,257,411
Total	$5,257,411	$—	$—	$—	$5,257,411
Global X Autonomous & Electric Vehicles ETF
Repurchase Agreements	$30,857,129	$—	$—	$—	$30,857,129
U.S. Government Securities	—	13,547	422	2,533,517	2,547,486
Total	$30,857,129	$13,547	$422	$2,533,517	$33,404,615

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Artificial Intelligence & Technology ETF
Repurchase Agreements	$27,855,751	$—	$—	$—	$27,855,751
Total	$27,855,751	$—	$—	$—	$27,855,751
Global X Genomics & Biotechnology ETF
Repurchase Agreements	$2,090,469	$—	$—	$—	$2,090,469
Total	$2,090,469	$—	$—	$—	$2,090,469
Global X Cloud Computing ETF
Repurchase Agreements	$307,425	$—	$—	$—	$307,425
Total	$307,425	$—	$—	$—	$307,425
Global X Cybersecurity ETF
Repurchase Agreements	$11,649,675	$—	$—	$—	$11,649,675
Total	$11,649,675	$—	$—	$—	$11,649,675
Global X Dorsey Wright Thematic ETF
Repurchase Agreements	$1,013,837	$—	$—	$—	$1,013,837
Total	$1,013,837	$—	$—	$—	$1,013,837
Global X Video Games & Esports ETF
Repurchase Agreements	$13,067,471	$—	$—	$—	$13,067,471
U.S. Government Securities	—	—	1,641	130,976	132,617
Total	$13,067,471	$—	$1,641	$130,976	$13,200,088
Global X HealthTech ETF
Repurchase Agreements	$946,209	$—	$—	$—	$946,209
Total	$946,209	$—	$—	$—	$946,209
Global X CleanTech ETF
Repurchase Agreements	$2,740,505	$—	$—	$—	$2,740,505
Total	$2,740,505	$—	$—	$—	$2,740,505
Global X Data Center & Digital Infrastructure ETF
Repurchase Agreements	$26,772,913	$—	$—	$—	$26,772,913
Total	$26,772,913	$—	$—	$—	$26,772,913
Global X AgTech & Food Innovation ETF
Repurchase Agreements	$229,148	$—	$—	$—	$229,148
Total	$229,148	$—	$—	$—	$229,148
Global X Blockchain ETF
Repurchase Agreements	$44,495,880	$—	$—	$—	$44,495,880
Total	$44,495,880	$—	$—	$—	$44,495,880

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Hydrogen ETF
Repurchase Agreements	$7,153,689	$—	$—	$—	$7,153,689
U.S. Government Securities	—	4,037	515,085	13,444	532,566
Total	$7,153,689	$4,037	$515,085	$13,444	$7,686,255
Global X Solar ETF
Repurchase Agreements	$37,265	$—	$—	$—	$37,265
Total	$37,265	$—	$—	$—	$37,265
Global X Defense Tech ETF
Repurchase Agreements	$3,123,641	$—	$—	$—	$3,123,641
U.S. Government Securities	—	41,044	3,239,879	1,076	3,281,999
Total	$3,123,641	$41,044	$3,239,879	$1,076	$6,405,640

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown.

However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, has been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective June 14, 2024, the Board of the Trust approved a reverse share split at the ratio of one to five (1:5) of the issued and outstanding shares of the Global X Hydrogen ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on June 14, 2024. The effect of this transaction for the Fund was to divide the number of

Notes to Financial Statements (Concluded)

May 31, 2025 (Unaudited)

10. REVERSE SHARE SPLIT (continued)

outstanding Shares of the Fund by a one to five ratio, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Notes

Notes

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: August 1, 2025